UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Semiconductors Portfolio (formerly Electronics Portfolio)

November 30, 2016

ELE-QTLY-0117
1.810682.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Pharmaceuticals, Inc. warrants 5/21/17 (a)	285,468	$3
Commercial Services & Supplies - 0.8%
Office Services & Supplies - 0.8%
West Corp.	773,400	18,453,324
Communications Equipment - 0.3%
Communications Equipment - 0.3%
Parrot SA (a)	315,226	2,966,739
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	822,100	4,209,152
		7,175,891
Electronic Equipment & Components - 5.5%
Electronic Components - 0.3%
InvenSense, Inc. (a)	902,900	6,898,156
Electronic Manufacturing Services - 3.0%
Jabil Circuit, Inc.	3,423,455	72,406,073
Technology Distributors - 2.2%
Avnet, Inc.	838,200	38,464,998
Dell Technologies, Inc. (a)	71,300	3,818,828
Tech Data Corp. (a)	109,600	9,301,752
		51,585,578

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		130,889,807

Internet Software & Services - 1.1%
Internet Software & Services - 1.1%
Alphabet, Inc. Class A (a)	33,350	25,875,598
IT Services - 0.1%
Data Processing & Outsourced Services - 0.1%
EVERTEC, Inc.	101,212	1,847,119
Semiconductors & Semiconductor Equipment - 86.9%
Semiconductor Equipment - 6.8%
Applied Materials, Inc.	3,345,900	107,737,980
Lam Research Corp.	454,673	48,204,431
PDF Solutions, Inc. (a)	205,600	4,841,880
Xcerra Corp. (a)	350,900	2,224,706
		163,008,997
Semiconductors - 80.1%
Advanced Micro Devices, Inc. (a)	1,648,300	14,686,353
ams AG	44,150	1,294,059
Analog Devices, Inc.	1,779,889	132,138,959
Broadcom Ltd.	1,080,500	184,214,445
Cavium, Inc. (a)	598,400	34,126,752
Cree, Inc. (a)(b)	1,476,000	37,372,320
Cypress Semiconductor Corp.	665,300	7,484,625
Dialog Semiconductor PLC (a)	259,021	10,268,548
Diodes, Inc. (a)	586,600	14,283,710
GlobalWafers Co. Ltd.	779,000	2,393,020
Himax Technologies, Inc. sponsored ADR	268,852	1,981,439
Integrated Device Technology, Inc. (a)	656,100	15,352,740
Intel Corp.	12,947,171	449,266,835
Marvell Technology Group Ltd.	3,497,896	50,159,829
Maxim Integrated Products, Inc.	1,289,025	50,620,012
Mellanox Technologies Ltd. (a)	584,100	24,210,945
Microchip Technology, Inc. (b)	469,000	31,038,420
Micron Technology, Inc. (a)	4,511,240	88,104,517
NVIDIA Corp.	620,692	57,227,802
NXP Semiconductors NV (a)	706,004	70,000,297
ON Semiconductor Corp. (a)	7,646,150	90,071,647
Qorvo, Inc. (a)	1,354,900	72,365,209
Qualcomm, Inc.	5,224,684	355,957,721
Semtech Corp. (a)	1,911,575	53,715,258
Skyworks Solutions, Inc.	715,020	54,949,287
Synaptics, Inc. (a)	99,000	5,403,420
		1,908,688,169

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,071,697,166

Technology Hardware, Storage & Peripherals - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. (a)	101,714	1,963,080
Lenovo Group Ltd.	16,856,000	10,452,828
Nimble Storage, Inc. (a)	472,000	3,577,760
		15,993,668
TOTAL COMMON STOCKS
(Cost $1,893,179,632)		2,271,932,576

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.39% (c)	137,650,802	137,678,332
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	10,951,126	10,953,316
TOTAL MONEY MARKET FUNDS
(Cost $148,617,054)		148,631,648
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $2,041,796,686)		2,420,564,224
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(36,709,778)
NET ASSETS - 100%		$2,383,854,446

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$256,766
Fidelity Securities Lending Cash Central Fund	152,978
Total	$409,744

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,271,932,576	$2,271,932,573	$3	$--
Money Market Funds	148,631,648	148,631,648	--	--
Total Investments in Securities:	$2,420,564,224	$2,420,564,221	$3	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,061,487,417. Net unrealized appreciation aggregated $359,076,807, of which $390,418,922 related to appreciated investment securities and $31,342,115 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Chemicals Portfolio

November 30, 2016

CHE-QTLY-0117
1.810670.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Chemicals - 91.0%
Commodity Chemicals - 20.8%
LyondellBasell Industries NV Class A	1,728,422	$156,111,075
Olin Corp.	2,319,211	60,299,486
Orion Engineered Carbons SA	639,800	12,220,180
Trinseo SA	668,450	39,137,748
Tronox Ltd. Class A	542,200	6,148,548
Westlake Chemical Corp.	283,846	16,795,168
Westlake Chemical Partners LP	400,000	8,400,000
		299,112,205
Diversified Chemicals - 34.6%
Ashland Global Holdings, Inc.	440,506	49,645,026
E.I. du Pont de Nemours & Co.	3,073,129	226,213,023
Eastman Chemical Co.	376,857	28,309,498
Huntsman Corp.	717,100	13,969,108
The Chemours Co. LLC	2,172,000	53,691,840
The Dow Chemical Co.	2,269,794	126,472,922
		498,301,417
Fertilizers & Agricultural Chemicals - 10.4%
AgroFresh Solutions, Inc. (a)(b)	537,038	1,503,706
CF Industries Holdings, Inc.	1,956,500	56,621,110
Monsanto Co.	388,659	39,919,166
The Scotts Miracle-Gro Co. Class A	561,023	51,204,569
		149,248,551
Industrial Gases - 3.5%
Air Products & Chemicals, Inc.	350,208	50,591,048
Specialty Chemicals - 21.7%
Celanese Corp. Class A	364,700	28,928,004
Ecolab, Inc.	521,430	60,866,524
Kraton Performance Polymers, Inc. (a)	623,077	19,209,464
Platform Specialty Products Corp. (a)(b)	1,752,900	16,389,615
PPG Industries, Inc.	797,800	76,532,954
Sensient Technologies Corp.	427,406	33,376,135
Sherwin-Williams Co.	145,453	39,078,858
W.R. Grace & Co.	590,400	38,529,504
		312,911,058

TOTAL CHEMICALS		1,310,164,279

Oil, Gas & Consumable Fuels - 1.9%
Oil & Gas Storage & Transport - 1.9%
Targa Resources Corp.	513,427	27,360,525
Trading Companies & Distributors - 3.8%
Trading Companies & Distributors - 3.8%
Nexeo Solutions, Inc. (c)	1,005,123	7,538,423
Univar, Inc. (a)	1,880,980	46,836,402
		54,374,825
TOTAL COMMON STOCKS
(Cost $1,055,632,094)		1,391,899,629

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.39% (d)	51,572,877	51,583,191
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	13,221,570	13,224,215
TOTAL MONEY MARKET FUNDS
(Cost $64,801,874)		64,807,406
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,120,433,968)		1,456,707,035
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(17,313,593)
NET ASSETS - 100%		$1,439,393,442

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,538,423 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$10,051,230

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$189,833
Fidelity Securities Lending Cash Central Fund	28,101
Total	$217,934

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,124,229,101. Net unrealized appreciation aggregated $332,477,934, of which $349,286,516 related to appreciated investment securities and $16,808,582 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

IT Services Portfolio

November 30, 2016

BSO-QTLY-0117
1.810669.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Electronic Equipment & Components - 1.0%
Electronic Manufacturing Services - 1.0%
Cardtronics PLC	337,300	$16,686,231
Internet Software & Services - 4.4%
Internet Software & Services - 4.4%
Endurance International Group Holdings, Inc. (a)(b)	3,166,432	25,173,134
GoDaddy, Inc. (a)(b)	818,627	28,930,278
Q2 Holdings, Inc. (a)	350,020	10,325,590
Rightside Group Ltd. (a)	9,454	74,214
Web.com Group, Inc. (a)	8	128
Wix.com Ltd. (a)	149,817	7,415,942
		71,919,286
IT Services - 93.3%
Data Processing & Outsourced Services - 61.1%
Alliance Data Systems Corp.	407,448	93,215,953
Amadeus IT Holding SA Class A	47,500	2,152,661
Automatic Data Processing, Inc.	71,800	6,894,236
Black Knight Financial Services, Inc. Class A (a)	30,800	1,139,600
Broadridge Financial Solutions, Inc.	7,800	504,972
Cass Information Systems, Inc.	1,852	129,640
Convergys Corp.	85,000	2,198,950
CoreLogic, Inc. (a)	174,800	6,595,204
CSG Systems International, Inc.	97,770	4,350,765
DST Systems, Inc.	40,600	4,190,326
Euronet Worldwide, Inc. (a)	332,000	23,811,040
Everi Holdings, Inc. (a)	837,500	1,809,000
EVERTEC, Inc.	403,700	7,367,525
ExlService Holdings, Inc. (a)	635,470	30,222,953
Fidelity National Information Services, Inc.	837,100	64,615,749
First Data Corp. Class A (a)	715,200	10,420,464
Fiserv, Inc. (a)	266,800	27,912,616
FleetCor Technologies, Inc. (a)	191,000	28,523,940
Genpact Ltd. (a)	173,000	4,139,890
Global Payments, Inc.	661,381	45,337,668
Jack Henry & Associates, Inc.	1,600	138,304
MasterCard, Inc. Class A	1,508,500	154,168,700
Maximus, Inc.	353,500	19,545,015
MoneyGram International, Inc. (a)	1,134,549	12,389,275
Paychex, Inc.	1,800	106,110
PayPal Holdings, Inc. (a)	1,753,500	68,877,480
Sabre Corp.	1,219,000	31,511,150
Sykes Enterprises, Inc. (a)	37,200	1,048,296
Syntel, Inc.	82,500	1,600,500
Teletech Holdings, Inc.	2,000	57,500
The Western Union Co.	5,100	107,253
Total System Services, Inc.	504,800	24,846,256
Travelport Worldwide Ltd.	1,250,424	17,505,936
Vantiv, Inc. (a)	401,900	22,679,217
Visa, Inc. Class A	3,117,148	241,017,883
WEX, Inc. (a)	182,500	20,168,075
WNS Holdings Ltd. sponsored ADR (a)	1,106,129	27,686,409
		1,008,986,511
IT Consulting & Other Services - 32.2%
Accenture PLC Class A	841,000	100,440,630
Acxiom Corp. (a)	230,000	6,101,900
Booz Allen Hamilton Holding Corp. Class A	1,128,800	42,679,928
CACI International, Inc. Class A (a)	11,800	1,526,920
Capgemini SA	317,700	25,085,219
Cognizant Technology Solutions Corp. Class A (a)	2,046,732	112,733,999
Computer Sciences Corp.	206,500	12,520,095
CSRA, Inc.	52,900	1,693,329
EPAM Systems, Inc. (a)	1,133,500	74,697,650
Forrester Research, Inc.	150,300	6,147,270
Gartner, Inc. (a)	181,076	18,618,234
IBM Corp.	316,050	51,269,631
Leidos Holdings, Inc.	27,525	1,409,280
Luxoft Holding, Inc. (a)	703,950	38,611,658
Perficient, Inc. (a)	28,300	509,400
Science Applications International Corp.	69,100	5,705,587
Teradata Corp. (a)	3,500	93,975
Unisys Corp. (a)	273,390	4,059,842
Virtusa Corp. (a)	1,239,742	27,547,067
		531,451,614

TOTAL IT SERVICES		1,540,438,125

Professional Services - 1.1%
Research & Consulting Services - 1.1%
ICF International, Inc. (a)	335,111	18,548,394
Software - 0.2%
Application Software - 0.2%
Globant SA (a)(b)	112,471	3,853,256
TOTAL COMMON STOCKS
(Cost $1,234,348,698)		1,651,445,292

Money Market Funds - 2.7%
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)
(Cost $43,858,885)	43,858,160	43,866,932
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $1,278,207,583)		1,695,312,224
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(44,145,455)
NET ASSETS - 100%		$1,651,166,769

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,168
Fidelity Securities Lending Cash Central Fund	182,007
Total	$202,175

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,281,936,125. Net unrealized appreciation aggregated $413,376,099, of which $468,140,751 related to appreciated investment securities and $54,764,652 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Health Care Portfolio

November 30, 2016

HEA-QTLY-0117
1.810696.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Biotechnology - 31.7%
Biotechnology - 31.7%
Ablynx NV (a)(b)	2,102,600	$21,938,998
AC Immune SA	600,000	6,954,000
ACADIA Pharmaceuticals, Inc. (a)	80,412	2,170,320
Acorda Therapeutics, Inc. (a)	1,517,301	31,559,861
Advanced Accelerator Applications SA sponsored ADR	506,500	14,815,125
Advaxis, Inc. (a)(b)	1,720,300	14,295,693
Alexion Pharmaceuticals, Inc. (a)	2,000,000	245,180,000
Alnylam Pharmaceuticals, Inc. (a)	525,277	23,043,902
Amgen, Inc.	3,460,000	498,482,200
Amicus Therapeutics, Inc. (a)(b)	3,345,100	20,003,698
Arena Pharmaceuticals, Inc. (a)(b)	4,500,000	6,525,000
Array BioPharma, Inc. (a)	3,100,000	25,094,500
Ascendis Pharma A/S sponsored ADR (a)	357,708	7,343,745
BeiGene Ltd. ADR	260,757	8,265,997
Biogen, Inc. (a)	260,000	76,458,200
BioMarin Pharmaceutical, Inc. (a)	270,000	23,120,100
bluebird bio, Inc. (a)	141,900	8,563,665
Blueprint Medicines Corp. (a)	650,000	19,090,500
Celgene Corp. (a)	315,400	37,378,054
Cellectis SA sponsored ADR (a)(b)	669,000	11,279,340
Curis, Inc. (a)	3,936,512	11,376,520
Cytokinetics, Inc. (a)	1,032,200	12,386,400
CytomX Therapeutics, Inc. (a)	423,577	4,718,648
Five Prime Therapeutics, Inc. (a)	380,000	21,857,600
Galapagos Genomics NV sponsored ADR (a)	412,156	24,366,663
Gilead Sciences, Inc.	1,550,000	114,235,000
Heron Therapeutics, Inc. (a)	613,943	9,424,025
Incyte Corp. (a)	160,000	16,366,400
Insmed, Inc. (a)	2,912,800	39,759,720
Intercept Pharmaceuticals, Inc. (a)	252,246	25,507,116
Neurocrine Biosciences, Inc. (a)	764,600	35,515,670
Proteostasis Therapeutics, Inc.	573,400	6,037,902
Prothena Corp. PLC (a)	376,625	22,228,408
Puma Biotechnology, Inc. (a)	764,600	32,916,030
Regeneron Pharmaceuticals, Inc. (a)	280,000	106,187,200
Spark Therapeutics, Inc. (a)	493,238	27,133,022
TESARO, Inc. (a)	630,000	85,484,700
Ultragenyx Pharmaceutical, Inc. (a)	628,000	49,166,120
Vertex Pharmaceuticals, Inc. (a)	3,060,000	249,726,600
Xencor, Inc. (a)	900,000	23,004,000
		2,018,960,642
Capital Markets - 0.4%
Asset Management & Custody Banks - 0.4%
RPI International Holdings LP (c)	199,753	26,179,628
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	736,600	19,991,324
Health Care Equipment & Supplies - 26.8%
Health Care Equipment - 25.2%
Atricure, Inc. (a)(d)	1,815,900	32,668,041
Boston Scientific Corp. (a)	16,400,000	335,544,000
DexCom, Inc. (a)	1,040,000	67,901,600
Genmark Diagnostics, Inc. (a)(d)	2,700,000	31,374,000
Insulet Corp. (a)	1,509,807	50,805,006
Integra LifeSciences Holdings Corp. (a)	850,000	68,680,000
Intuitive Surgical, Inc. (a)	230,000	148,060,200
Medtronic PLC	7,500,000	547,574,997
Nevro Corp. (a)(b)	180,000	13,685,400
NxStage Medical, Inc. (a)	955,700	23,624,904
Penumbra, Inc. (a)(b)	955,700	59,157,830
Wright Medical Group NV (a)	3,631,800	83,676,672
Zeltiq Aesthetics, Inc. (a)(b)	1,624,700	71,503,047
Zimmer Biomet Holdings, Inc.	680,000	69,264,800
		1,603,520,497
Health Care Supplies - 1.6%
The Cooper Companies, Inc.	420,500	69,168,045
The Spectranetics Corp. (a)	1,600,000	34,960,000
		104,128,045

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,707,648,542

Health Care Providers & Services - 16.2%
Health Care Distributors & Services - 1.9%
Amplifon SpA	2,102,600	20,167,388
EBOS Group Ltd.	3,134,801	35,987,271
McKesson Corp.	370,000	53,209,700
Oriola-KD Oyj	2,000,000	9,305,483
		118,669,842
Health Care Facilities - 1.6%
Surgical Care Affiliates, Inc. (a)	1,040,000	43,732,000
Universal Health Services, Inc. Class B	458,800	56,441,576
		100,173,576
Health Care Services - 2.7%
American Renal Associates Holdings, Inc.	1,040,000	25,396,800
Envision Healthcare Holdings, Inc. (a)	3,650,000	82,928,000
Premier, Inc. (a)	960,000	28,934,400
Teladoc, Inc. (a)(b)	900,000	16,515,000
United Drug PLC (United Kingdom)	2,676,000	22,014,489
		175,788,689
Managed Health Care - 10.0%
Anthem, Inc.	900,000	128,277,000
Cigna Corp.	900,000	121,266,000
Humana, Inc.	270,000	57,412,800
UnitedHealth Group, Inc.	2,100,000	332,472,000
		639,427,800

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,034,059,907

Health Care Technology - 3.4%
Health Care Technology - 3.4%
athenahealth, Inc. (a)(b)	802,800	75,944,880
Castlight Health, Inc. (a)	1,875,650	8,721,773
Castlight Health, Inc. Class B (a)(b)	1,903,118	8,849,499
Evolent Health, Inc. (a)(b)	800,000	15,040,000
HealthStream, Inc. (a)(d)	1,624,700	40,714,982
Medidata Solutions, Inc. (a)	1,180,000	65,171,400
		214,442,534
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Benefitfocus, Inc. (a)	678,972	18,535,936
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	1,529,200	67,254,216
Pharmaceuticals - 18.0%
Pharmaceuticals - 18.0%
Allergan PLC	2,200,000	427,460,000
AstraZeneca PLC (United Kingdom)	1,108,649	57,359,826
Bristol-Myers Squibb Co.	2,600,000	146,744,000
Catalent, Inc. (a)	3,117,100	74,592,203
Dechra Pharmaceuticals PLC	1,911,500	30,469,860
Eisai Co. Ltd.	669,000	39,127,560
Endo International PLC (a)	350,000	5,603,500
GlaxoSmithKline PLC	3,153,900	58,854,545
Horizon Pharma PLC (a)	950,000	18,810,000
Jazz Pharmaceuticals PLC (a)	380,000	39,379,400
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,036,700	27,458,056
Sun Pharmaceutical Industries Ltd.	2,000,000	20,690,203
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,900,000	109,330,000
The Medicines Company (a)	891,736	31,299,934
TherapeuticsMD, Inc. (a)(b)	5,880,400	34,929,576
Theravance Biopharma, Inc. (a)(b)	877,132	24,419,355
		1,146,528,018
Professional Services - 1.1%
Human Resource & Employment Services - 1.1%
WageWorks, Inc. (a)	936,771	69,180,538
TOTAL COMMON STOCKS
(Cost $5,644,772,569)		6,322,781,285

Convertible Preferred Stocks - 0.6%
Biotechnology - 0.2%
Biotechnology - 0.2%
10X Genomics, Inc. Series C (c)	2,233,040	10,696,262
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)	1,639,892	11,052,872
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (a)(c)	8,159,125	15,420,746
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $39,300,001)		37,169,880

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.39% (e)	32,119,386	32,125,810
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	131,657,454	131,683,786
TOTAL MONEY MARKET FUNDS
(Cost $163,783,264)		163,809,596
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $5,847,855,834)		6,523,760,761
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(150,018,153)
NET ASSETS - 100%		$6,373,742,608

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,349,508 or 1.0% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16	$10,000,000
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$151,235
Fidelity Securities Lending Cash Central Fund	1,827,811
Total	$1,979,046

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atricure, Inc.	$--	$31,881,321	$--	$--	$32,668,041
Carriage Services, Inc.	17,518,500	--	1,885,602	97,864	--
Castlight Health, Inc.	6,227,158	--	--	--	--
Castlight Health, Inc. Class B	998,284	5,936,820	--	--	--
Connecture, Inc.	5,980,000	--	3,320,001	--	--
Curis, Inc.	10,726,504	3,246,245	8,110,780	--	--
Genmark Diagnostics, Inc.	11,413,314	3,824,949	--	--	31,374,000
HealthStream, Inc.	41,340,000	--	8,136,810	--	40,714,982
Insmed, Inc.	35,104,625	2,606,707	742,000	--	--
Neovasc, Inc.	16,758,000	--	1,823,069	--	--
The Spectranetics Corp.	28,360,000	5,081,755	14,576,938	--	--
Total	$174,426,385	$52,577,797	$38,595,200	$97,864	$104,757,023

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,322,781,285	$6,093,111,467	$203,490,190	$26,179,628
Convertible Preferred Stocks	37,169,880	--	--	37,169,880
Money Market Funds	163,809,596	163,809,596	--	--
Total Investments in Securities:	$6,523,760,761	$6,256,921,063	$203,490,190	$63,349,508

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$73,238,415
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $5,882,187,829. Net unrealized appreciation aggregated $641,572,932, of which $1,153,590,404 related to appreciated investment securities and $512,017,472 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Computers Portfolio

November 30, 2016

COM-QTLY-0117
1.810671.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Electronic Equipment & Components - 3.0%
Technology Distributors - 3.0%
Dell Technologies, Inc. (a)	236,910	$12,688,900
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (a)	2,000	1,501,140
Internet Software & Services - 10.7%
Internet Software & Services - 10.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	57,012	5,360,268
Alphabet, Inc.:
Class A (a)	23,900	18,543,532
Class C (a)	1,957	1,483,484
Facebook, Inc. Class A (a)	162,056	19,190,672
		44,577,956
IT Services - 4.9%
Data Processing & Outsourced Services - 2.3%
MasterCard, Inc. Class A	39,200	4,006,240
Visa, Inc. Class A	73,700	5,698,484
		9,704,724
IT Consulting & Other Services - 2.6%
IBM Corp.	48,285	7,832,793
Teradata Corp. (a)	112,157	3,011,415
		10,844,208

TOTAL IT SERVICES		20,548,932

Semiconductors & Semiconductor Equipment - 1.3%
Semiconductors - 1.3%
Qualcomm, Inc.	79,271	5,400,733
Technology Hardware, Storage & Peripherals - 75.1%
Technology Hardware, Storage & Peripherals - 75.1%
3D Systems Corp. (a)(b)	86,300	1,195,255
Apple, Inc.	891,332	98,510,013
BlackBerry Ltd. (a)	228,193	1,759,368
Canon, Inc. sponsored ADR (b)	516,885	14,943,145
Cray, Inc. (a)	749,164	14,458,865
Diebold, Inc.	258,321	5,889,719
Eastman Kodak Co. (a)	805,153	12,198,068
Electronics for Imaging, Inc. (a)	205,522	8,944,317
Hewlett Packard Enterprise Co.	1,379,656	32,835,813
HP, Inc.	2,808,139	43,245,341
NCR Corp. (a)	531,473	20,594,579
NetApp, Inc.	225,996	8,262,414
Nimble Storage, Inc. (a)(b)	1,371,653	10,397,130
Samsung Electronics Co. Ltd.	2,856	4,234,614
Seagate Technology LLC	320,262	12,842,506
Super Micro Computer, Inc. (a)(b)	97,227	2,659,158
Western Digital Corp.	328,242	20,895,886
		313,866,191
TOTAL COMMON STOCKS
(Cost $280,790,873)		398,583,852

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.39% (c)	9,502,540	9,504,440
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	13,587,391	13,590,108
TOTAL MONEY MARKET FUNDS
(Cost $23,093,150)		23,094,548
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $303,884,023)		421,678,400
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,610,913)
NET ASSETS - 100%		$418,067,487

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,441
Fidelity Securities Lending Cash Central Fund	55,474
Total	$87,915

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $306,036,068. Net unrealized appreciation aggregated $115,642,332, of which $130,306,663 related to appreciated investment securities and $14,664,331 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

November 30, 2016

CPR-QTLY-0117
1.810692.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Auto Components - 1.0%
Auto Parts & Equipment - 1.0%
Tenneco, Inc. (a)	134,116	$7,906,138
Beverages - 1.2%
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	205,520	9,197,020
Distributors - 1.1%
Distributors - 1.1%
LKQ Corp. (a)	252,469	8,288,557
Food & Staples Retailing - 0.1%
Food Retail - 0.1%
Zhou Hei Ya International Holdings Co. Ltd.	1,154,000	1,036,986
Hotels, Restaurants & Leisure - 12.5%
Casinos & Gaming - 1.9%
Churchill Downs, Inc.	400	61,240
Las Vegas Sands Corp.	232,470	14,568,895
		14,630,135
Hotels, Resorts & Cruise Lines - 4.5%
Hilton Worldwide Holdings, Inc.	1,420,878	35,621,411
Leisure Facilities - 1.2%
Vail Resorts, Inc.	60,189	9,533,938
Restaurants - 4.9%
Buffalo Wild Wings, Inc. (a)	62,800	10,588,080
Darden Restaurants, Inc.	11,300	828,290
Del Frisco's Restaurant Group, Inc. (a)	143,557	2,469,180
Domino's Pizza, Inc.	31,100	5,226,044
Jack in the Box, Inc.	5,500	572,110
McDonald's Corp.	25,560	3,048,541
Starbucks Corp.	278,800	16,162,036
		38,894,281

TOTAL HOTELS, RESTAURANTS & LEISURE		98,679,765

Household Durables - 0.7%
Household Appliances - 0.7%
Techtronic Industries Co. Ltd.	1,391,000	5,424,837
Household Products - 0.7%
Household Products - 0.7%
Spectrum Brands Holdings, Inc. (b)	44,073	5,283,912
Internet & Direct Marketing Retail - 16.0%
Internet & Direct Marketing Retail - 16.0%
Amazon.com, Inc. (a)	140,300	105,304,974
Liberty Interactive Corp. QVC Group Series A (a)	541,510	11,214,672
Ocado Group PLC (a)(b)	3,059,518	10,335,786
		126,855,432
Leisure Products - 1.4%
Leisure Products - 1.4%
Mattel, Inc.	348,500	11,002,145
Media - 22.6%
Advertising - 2.9%
Interpublic Group of Companies, Inc.	937,057	22,554,962
Cable & Satellite - 10.7%
Charter Communications, Inc. Class A (a)	174,869	48,143,184
Comcast Corp. Class A	275,900	19,177,809
DISH Network Corp. Class A (a)	64,637	3,713,396
Naspers Ltd. Class N	57,000	8,296,196
Sirius XM Holdings, Inc. (b)	1,142,000	5,218,940
		84,549,525
Movies & Entertainment - 9.0%
The Walt Disney Co.	692,847	68,674,995
Time Warner, Inc.	30,400	2,791,328
		71,466,323

TOTAL MEDIA		178,570,810

Multiline Retail - 3.4%
General Merchandise Stores - 3.4%
B&M European Value Retail S.A.	1,752,654	5,460,372
Dollar Tree, Inc. (a)	246,571	21,737,699
		27,198,071
Personal Products - 0.1%
Personal Products - 0.1%
Herbalife Ltd. (a)	17,400	853,122
Software - 0.5%
Application Software - 0.5%
Mobileye NV (a)	110,900	4,128,807
Specialty Retail - 24.5%
Apparel Retail - 11.5%
Express, Inc. (a)	121,600	1,624,576
Inditex SA	63,843	2,183,856
L Brands, Inc.	537,625	37,752,028
Ross Stores, Inc.	404,159	27,317,107
The Children's Place Retail Stores, Inc. (b)	15,465	1,606,040
TJX Companies, Inc.	241,395	18,910,884
Urban Outfitters, Inc. (a)	23,000	726,800
Zumiez, Inc. (a)(b)	50,398	1,249,870
		91,371,161
Automotive Retail - 4.1%
Advance Auto Parts, Inc.	58,300	9,894,676
AutoZone, Inc. (a)	10,980	8,599,316
O'Reilly Automotive, Inc. (a)	50,086	13,748,607
		32,242,599
Home Improvement Retail - 8.9%
Home Depot, Inc.	543,200	70,290,080

TOTAL SPECIALTY RETAIL		193,903,840

Textiles, Apparel & Luxury Goods - 7.8%
Apparel, Accessories & Luxury Goods - 2.8%
G-III Apparel Group Ltd. (a)	117,626	3,194,722
Michael Kors Holdings Ltd. (a)	68,600	3,189,214
Regina Miracle International Holdings Ltd. (b)	1,289,606	1,268,574
VF Corp.	260,000	14,172,600
		21,825,110
Footwear - 5.0%
NIKE, Inc. Class B	796,250	39,868,238

TOTAL TEXTILES, APPAREL & LUXURY GOODS		61,693,348

TOTAL COMMON STOCKS
(Cost $630,590,854)		740,022,790
	Principal Amount	Value

Convertible Bonds - 0.4%
Media - 0.4%
Cable & Satellite - 0.4%
DISH Network Corp. 3.375% 8/15/26(c)
(Cost $2,780,000)	2,780,000	3,106,650
	Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 0.39% (d)	48,723,683	48,733,428
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	21,221,322	21,225,566
TOTAL MONEY MARKET FUNDS
(Cost $69,952,161)		69,958,994
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $703,323,015)		813,088,434
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(21,998,819)
NET ASSETS - 100%		$791,089,615

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,106,650 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$79,693
Fidelity Securities Lending Cash Central Fund	929,034
Total	$1,008,727

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$740,022,790	$731,726,594	$8,296,196	$--
Convertible Bonds	3,106,650	--	3,106,650	--
Money Market Funds	69,958,994	69,958,994	--	--
Total Investments in Securities:	$813,088,434	$801,685,588	$11,402,846	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$11,676,068
Level 2 to Level 1	$6,313,538

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $703,507,002. Net unrealized appreciation aggregated $109,581,432, of which $135,538,879 related to appreciated investment securities and $25,957,447 related to depreciated investment securities.

During the period, 7,597,094 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $255,946,088. The Fund recognized a net realized gain of $63,305,455 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Consumer Staples Portfolio

November 30, 2016

FOO-QTLY-0117
1.810694.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Beverages - 14.7%
Brewers - 2.4%
Anheuser-Busch InBev SA NV	576,390	$59,891,356
China Resources Beer Holdings Co. Ltd. (a)	3,468,000	7,341,528
		67,232,884
Distillers & Vintners - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	275,368	12,487,939
Constellation Brands, Inc. Class A (sub. vtg.)	140,900	21,295,626
Kweichow Moutai Co. Ltd. (A Shares)	309,553	14,348,157
Pernod Ricard SA (b)	248,400	26,063,407
		74,195,129
Soft Drinks - 9.7%
Britvic PLC	2,255,964	16,131,514
Coca-Cola Bottling Co. Consolidated	164,538	26,618,958
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (b)	64,529	4,058,874
Coca-Cola Icecek Sanayi A/S	611,162	5,838,210
Embotelladora Andina SA Series A sponsored ADR Series A	287,573	5,808,975
Monster Beverage Corp. (a)	2,203,863	98,622,869
The Coca-Cola Co.	2,802,118	113,065,461
		270,144,861

TOTAL BEVERAGES		411,572,874

Food & Staples Retailing - 21.1%
Drug Retail - 14.0%
CVS Health Corp.	3,308,403	254,383,107
Drogasil SA	363,600	6,933,240
Rite Aid Corp. (a)	7,116,600	56,648,136
Walgreens Boots Alliance, Inc.	850,824	72,090,318
		390,054,801
Food Distributors - 0.0%
Chefs' Warehouse Holdings (a)	13,282	172,002
Food Retail - 6.4%
Kroger Co.	5,524,889	178,453,915
Hypermarkets & Super Centers - 0.7%
Costco Wholesale Corp.	126,468	18,984,111

TOTAL FOOD & STAPLES RETAILING		587,664,829

Food Products - 13.0%
Agricultural Products - 3.1%
Bunge Ltd.	1,274,263	87,006,678
Packaged Foods & Meats - 9.9%
Amplify Snack Brands, Inc. (a)	134,430	1,277,085
Blue Buffalo Pet Products, Inc. (a)	586,976	13,752,848
Mead Johnson Nutrition Co. Class A	1,304,353	94,030,808
Mondelez International, Inc.	1,040,958	42,929,108
Nestle SA	204,052	13,732,428
The Hain Celestial Group, Inc. (a)	1,093,973	42,872,802
TreeHouse Foods, Inc. (a)(b)	956,259	66,287,874
		274,882,953

TOTAL FOOD PRODUCTS		361,889,631

Hotels, Restaurants & Leisure - 0.6%
Restaurants - 0.6%
U.S. Foods Holding Corp.	773,016	17,671,146
Household Products - 9.3%
Household Products - 9.3%
Colgate-Palmolive Co.	1,141,321	74,448,369
Kimberly-Clark Corp.	290,350	33,567,364
Procter & Gamble Co.	1,669,761	137,688,492
Spectrum Brands Holdings, Inc. (b)	103,905	12,457,170
		258,161,395
Personal Products - 8.9%
Personal Products - 8.9%
Coty, Inc. Class A	4,324,597	80,913,210
Estee Lauder Companies, Inc. Class A	1,803,439	140,127,210
Herbalife Ltd. (a)	256,510	12,576,685
L'Oreal SA	82,100	14,013,554
		247,630,659
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	74,049	6,393,391
Tobacco - 31.1%
Tobacco - 31.1%
Altria Group, Inc.	1,977,045	126,392,487
British American Tobacco PLC sponsored ADR (b)	3,205,046	349,478,214
ITC Ltd.	2,730,105	9,261,576
Philip Morris International, Inc.	2,894,691	255,543,321
Reynolds American, Inc.	2,354,223	127,363,464
		868,039,062
TOTAL COMMON STOCKS
(Cost $2,353,770,034)		2,759,022,987

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $2,941,506)	812,610	4,054,924

Money Market Funds - 13.1%
Fidelity Cash Central Fund, 0.39% (c)	9,467,414	9,469,307
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	357,050,869	357,122,279
TOTAL MONEY MARKET FUNDS
(Cost $366,569,211)		366,591,586
TOTAL INVESTMENT PORTFOLIO - 112.1%
(Cost $2,723,280,751)		3,129,669,497
NET OTHER ASSETS (LIABILITIES) - (12.1)%		(338,979,548)
NET ASSETS - 100%		$2,790,689,949

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$221,441
Fidelity Securities Lending Cash Central Fund	624,439
Total	$845,880

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,759,022,987	$2,721,680,826	$37,342,161	$--
Nonconvertible Preferred Stocks	4,054,924	4,054,924	--	--
Money Market Funds	366,591,586	366,591,586	--	--
Total Investments in Securities:	$3,129,669,497	$3,092,327,336	$37,342,161	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,731,924,953. Net unrealized appreciation aggregated $397,744,544, of which $505,739,673 related to appreciated investment securities and $107,995,129 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

November 30, 2016

BAN-QTLY-0117
1.810667.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Banks - 79.5%
Diversified Banks - 32.0%
Bank of America Corp.	2,395,100	$50,584,512
Citigroup, Inc.	692,700	39,061,353
Comerica, Inc.	181,300	11,557,875
JPMorgan Chase & Co.	515,200	41,303,584
Nordea Bank AB	616,200	6,474,149
The Bank of NT Butterfield & Son Ltd.	279,600	8,052,480
U.S. Bancorp	1,114,100	55,281,642
Wells Fargo & Co.	1,258,192	66,583,519
		278,899,114
Regional Banks - 47.5%
1st Source Corp.	164,660	6,481,018
Bank of the Ozarks, Inc.	857,400	41,601,048
CIT Group, Inc.	426,200	17,410,270
Commerce Bancshares, Inc.	257,726	14,125,962
Community Trust Bancorp, Inc.	259,850	10,978,663
CVB Financial Corp.	473,200	9,828,364
First Citizen Bancshares, Inc.	71,700	25,551,729
Hope Bancorp, Inc.	591,020	11,761,298
Huntington Bancshares, Inc.	3,377,900	42,088,634
Investors Bancorp, Inc.	1,251,000	16,938,540
M&T Bank Corp.	285,200	41,051,688
PacWest Bancorp	283,336	14,520,970
PNC Financial Services Group, Inc.	352,891	39,008,571
Prosperity Bancshares, Inc.	173,800	11,493,394
Regions Financial Corp.	1,923,300	26,041,482
SunTrust Banks, Inc.	647,500	33,637,625
SVB Financial Group (a)	101,100	15,976,833
Valley National Bancorp	1,107,900	12,563,586
WesBanco, Inc.	297,300	11,853,351
Zions Bancorporation	297,050	11,819,620
		414,732,646

TOTAL BANKS		693,631,760

Capital Markets - 3.7%
Asset Management & Custody Banks - 1.7%
Northern Trust Corp.	137,200	11,270,980
The Blackstone Group LP	132,700	3,415,698
		14,686,678
Diversified Capital Markets - 0.6%
UBS Group AG	314,100	4,978,485
Investment Banking & Brokerage - 1.4%
Goldman Sachs Group, Inc.	56,600	12,411,814

TOTAL CAPITAL MARKETS		32,076,977

Consumer Finance - 6.3%
Consumer Finance - 6.3%
Capital One Financial Corp.	354,400	29,783,776
Discover Financial Services	232,200	15,736,194
Synchrony Financial	273,400	9,448,704
		54,968,674
Diversified Financial Services - 0.4%
Specialized Finance - 0.4%
ECN Capital Corp.	333,200	749,098
Element Financial Corp.	333,200	2,778,114
		3,527,212
Insurance - 0.9%
Property & Casualty Insurance - 0.9%
First American Financial Corp.	93,500	3,528,690
FNF Group	148,800	4,752,672
		8,281,362
Thrifts & Mortgage Finance - 2.5%
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (a)	64,700	1,974,644
Meridian Bancorp, Inc.	630,765	11,196,079
TFS Financial Corp.	440,500	8,206,515
		21,377,238
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	138,100	5,917,585
TOTAL COMMON STOCKS
(Cost $616,725,393)		819,780,808

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.39% (b)
(Cost $51,333,403)	51,324,738	51,335,003
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $668,058,796)		871,115,811
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,148,148
NET ASSETS - 100%		$872,263,959

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,389
Fidelity Securities Lending Cash Central Fund	16,135
Total	$60,524

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $670,350,837. Net unrealized appreciation aggregated $200,764,974, of which $203,684,745 related to appreciated investment securities and $2,919,771 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrial Equipment Portfolio

November 30, 2016

INE-QTLY-0117
1.810687.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.7%
	Shares	Value
Aerospace & Defense - 25.4%
Aerospace & Defense - 25.4%
Astronics Corp. (a)	8,412	$310,571
Curtiss-Wright Corp.	4,500	452,340
Elbit Systems Ltd.	3,700	373,700
Engility Holdings, Inc. (a)	9,745	353,256
General Dynamics Corp.	45,100	7,908,285
HEICO Corp.	2,200	172,700
HEICO Corp. Class A	33,100	2,224,320
Huntington Ingalls Industries, Inc.	16,100	2,878,036
KEYW Holding Corp. (a)	4,100	51,373
Lockheed Martin Corp.	28,100	7,453,525
Northrop Grumman Corp.	31,400	7,839,010
Raytheon Co.	34,500	5,159,130
The Boeing Co.	45,500	6,850,480
United Technologies Corp.	73,500	7,917,420
		49,944,146
Chemicals - 0.0%
Diversified Chemicals - 0.0%
AdvanSix, Inc. (a)	1	19
Commercial Services & Supplies - 2.0%
Environmental & Facility Services - 2.0%
Team, Inc. (a)	112,294	3,851,684
Construction & Engineering - 0.6%
Construction & Engineering - 0.6%
AECOM (a)	23,293	846,701
Dycom Industries, Inc. (a)	3,300	241,659
		1,088,360
Electrical Equipment - 14.2%
Electrical Components & Equipment - 14.2%
Acuity Brands, Inc.	23,400	5,882,994
AMETEK, Inc.	220,800	10,454,880
Eaton Corp. PLC	79,100	5,260,941
Emerson Electric Co.	45,500	2,568,020
Fortive Corp.	69,300	3,810,807
		27,977,642
Industrial Conglomerates - 22.8%
Industrial Conglomerates - 22.8%
3M Co.	26,100	4,482,414
General Electric Co.	867,455	26,682,916
Honeywell International, Inc.	76,300	8,693,622
Roper Technologies, Inc.	26,900	4,871,859
		44,730,811
Machinery - 28.6%
Agricultural & Farm Machinery - 2.1%
AGCO Corp.	7,163	399,695
Deere & Co.	33,200	3,326,640
Toro Co.	5,800	306,994
		4,033,329
Construction Machinery & Heavy Trucks - 8.6%
Caterpillar, Inc.	56,900	5,437,364
Cummins, Inc.	3,100	439,518
Wabtec Corp. (b)	131,167	11,105,910
		16,982,792
Industrial Machinery - 17.9%
Colfax Corp. (a)	14,700	552,867
Flowserve Corp.	219,500	10,415,275
IDEX Corp.	18,700	1,750,507
Parker Hannifin Corp.	15,900	2,208,987
Pentair PLC	156,215	8,976,114
Rexnord Corp. (a)	102,014	2,244,308
Xylem, Inc.	176,583	9,108,151
		35,256,209

TOTAL MACHINERY		56,272,330

Trading Companies & Distributors - 7.1%
Trading Companies & Distributors - 7.1%
HD Supply Holdings, Inc. (a)	161,500	6,337,260
MRC Global, Inc. (a)	127,700	2,570,601
MSC Industrial Direct Co., Inc. Class A	36,800	3,287,712
United Rentals, Inc. (a)	14,000	1,415,540
Univar, Inc. (a)	16,450	409,605
		14,020,718
TOTAL COMMON STOCKS
(Cost $173,018,574)		197,885,710

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.39% (c)	2,559,067	2,559,579
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	7,485,016	7,486,513
TOTAL MONEY MARKET FUNDS
(Cost $10,045,436)		10,046,092
TOTAL INVESTMENT PORTFOLIO - 105.8%
(Cost $183,064,010)		207,931,802
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(11,327,231)
NET ASSETS - 100%		$196,604,571

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,705
Fidelity Securities Lending Cash Central Fund	13,736
Total	$25,441

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $183,379,343. Net unrealized appreciation aggregated $24,552,459, of which $26,108,280 related to appreciated investment securities and $1,555,821 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Industrials Portfolio

November 30, 2016

CYC-QTLY-0117
1.810678.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Aerospace & Defense - 22.0%
Aerospace & Defense - 22.0%
Astronics Corp. (a)	58,517	$2,160,448
Astronics Corp. Class B	8,732	324,743
BWX Technologies, Inc.	82,256	3,221,145
General Dynamics Corp.	243,997	42,784,874
Hexcel Corp.	262,400	13,571,328
Huntington Ingalls Industries, Inc.	17,200	3,074,672
Northrop Grumman Corp.	148,600	37,097,990
Raytheon Co.	162,000	24,225,480
Teledyne Technologies, Inc. (a)	135,421	16,910,020
TransDigm Group, Inc.	35,300	8,875,479
United Technologies Corp.	393,171	42,352,380
		194,598,559
Airlines - 3.5%
Airlines - 3.5%
Southwest Airlines Co.	548,900	25,584,229
Spirit Airlines, Inc. (a)	103,400	5,749,040
		31,333,269
Building Products - 3.3%
Building Products - 3.3%
A.O. Smith Corp.	225,778	10,979,584
Fortune Brands Home & Security, Inc.	217,300	11,984,095
Masco Corp.	189,300	5,991,345
		28,955,024
Commercial Services & Supplies - 4.6%
Commercial Printing - 0.6%
Deluxe Corp.	81,000	5,483,700
Diversified Support Services - 1.5%
Cintas Corp.	64,900	7,437,540
KAR Auction Services, Inc.	140,700	5,931,912
		13,369,452
Environmental & Facility Services - 1.0%
Stericycle, Inc. (a)	11,500	839,155
Team, Inc. (a)	244,300	8,379,490
		9,218,645
Office Services & Supplies - 1.5%
West Corp.	548,205	13,080,171

TOTAL COMMERCIAL SERVICES & SUPPLIES		41,151,968

Construction & Engineering - 3.9%
Construction & Engineering - 3.9%
AECOM (a)	752,000	27,335,200
Dycom Industries, Inc. (a)	101,700	7,447,491
		34,782,691
Electrical Equipment - 8.1%
Electrical Components & Equipment - 7.6%
Acuity Brands, Inc.	24,900	6,260,109
AMETEK, Inc.	465,854	22,058,187
Eaton Corp. PLC	186,900	12,430,719
Fortive Corp.	359,710	19,780,453
Regal Beloit Corp.	85,700	6,247,530
		66,776,998
Heavy Electrical Equipment - 0.5%
TPI Composites, Inc. (b)	309,457	4,694,463

TOTAL ELECTRICAL EQUIPMENT		71,471,461

Health Care Equipment & Supplies - 0.5%
Health Care Equipment - 0.5%
Danaher Corp.	54,021	4,222,822
Industrial Conglomerates - 18.0%
Industrial Conglomerates - 18.0%
General Electric Co.	3,241,284	99,701,896
Honeywell International, Inc.	425,059	48,431,222
Roper Technologies, Inc.	60,500	10,957,155
		159,090,273
Machinery - 19.2%
Construction Machinery & Heavy Trucks - 8.5%
Allison Transmission Holdings, Inc.	594,700	19,726,199
Caterpillar, Inc.	377,900	36,112,124
Wabtec Corp. (b)	236,500	20,024,455
		75,862,778
Industrial Machinery - 10.7%
Colfax Corp. (a)	98,051	3,687,698
Flowserve Corp.	233,200	11,065,340
IDEX Corp.	115,398	10,802,407
Illinois Tool Works, Inc.	33,700	4,218,566
Ingersoll-Rand PLC	265,300	19,775,462
Pentair PLC	197,900	11,371,334
Rexnord Corp. (a)	428,400	9,424,800
Snap-On, Inc.	75,700	12,657,040
TriMas Corp. (a)	542,229	11,630,812
		94,633,459

TOTAL MACHINERY		170,496,237

Professional Services - 1.6%
Human Resource & Employment Services - 0.5%
Robert Half International, Inc.	93,000	4,172,910
Research & Consulting Services - 1.1%
IHS Markit Ltd. (a)	173,000	6,217,620
Verisk Analytics, Inc. (a)	45,450	3,775,986
		9,993,606

TOTAL PROFESSIONAL SERVICES		14,166,516

Road & Rail - 8.3%
Railroads - 2.9%
Norfolk Southern Corp.	244,800	26,061,408
Trucking - 5.4%
J.B. Hunt Transport Services, Inc.	377,320	35,985,008
Old Dominion Freight Lines, Inc. (a)	129,300	11,287,890
YRC Worldwide, Inc. (a)	27,373	347,090
		47,619,988

TOTAL ROAD & RAIL		73,681,396

Trading Companies & Distributors - 4.4%
Trading Companies & Distributors - 4.4%
HD Supply Holdings, Inc. (a)	394,948	15,497,760
MSC Industrial Direct Co., Inc. Class A	89,500	7,995,930
Univar, Inc. (a)	382,400	9,521,760
Wolseley PLC	109,070	6,337,635
		39,353,085
Water Utilities - 0.6%
Water Utilities - 0.6%
AquaVenture Holdings Ltd.	211,800	4,924,350
TOTAL COMMON STOCKS
(Cost $723,275,381)		868,227,651

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.39% (c)	15,211,090	15,214,132
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	20,873,223	20,877,397
TOTAL MONEY MARKET FUNDS
(Cost $36,091,239)		36,091,529
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $759,366,620)		904,319,180
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(18,136,465)
NET ASSETS - 100%		$886,182,715

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,933
Fidelity Securities Lending Cash Central Fund	7,483
Total	$54,416

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$868,227,651	$861,890,016	$6,337,635	$--
Money Market Funds	36,091,529	36,091,529	--	--
Total Investments in Securities:	$904,319,180	$897,981,545	$6,337,635	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $760,956,195. Net unrealized appreciation aggregated $143,362,985, of which $153,192,237 related to appreciated investment securities and $9,829,252 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

November 30, 2016

TEC-QTLY-0117
1.810712.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Weifu High-Technology Co. Ltd. (B Shares)	98,200	$250,376
Automobiles - 1.7%
Automobile Manufacturers - 1.7%
Tesla Motors, Inc. (a)(b)	312,856	59,254,926
Banks - 0.3%
Diversified Banks - 0.3%
HSBC Bank PLC (HSBC Warrant Program) warrants 3/18/19 (a)(c)	2,744,500	9,276,923
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR (b)	107,300	3,401,410
Genscript Biotech Corp.	2,390,000	1,235,596
Samsung Biologics Co. Ltd. (a)	18,042	2,359,483
		6,996,489
Capital Markets - 0.8%
Diversified Capital Markets - 0.6%
iFlytek Co. Ltd. (UBS Warrant Programme) warrants 11/24/17 (a)(c)	833,018	3,611,567
Lens Technology Co., Ltd. ELS (UBS Warrant Programme) warrants 9/25/17 (c)	3,992,770	15,700,978
		19,312,545
Financial Exchanges & Data - 0.2%
MSCI, Inc.	96,400	7,596,320

TOTAL CAPITAL MARKETS		26,908,865

Chemicals - 1.5%
Industrial Gases - 0.5%
SK Materials Co., Ltd.	115,148	14,960,953
Wonik Materials Co. Ltd. (a)	57,366	3,176,242
		18,137,195
Specialty Chemicals - 1.0%
Duk San Neolux Co. Ltd. (a)	364,204	9,185,707
Hansol Chemical Co. Ltd.	64,479	4,774,701
Nitto Denko Corp.	97,500	6,816,622
Shin-Etsu Chemical Co. Ltd.	23,400	1,753,801
Soulbrain Co. Ltd.	221,037	9,798,214
		32,329,045

TOTAL CHEMICALS		50,466,240

Commercial Services & Supplies - 0.4%
Commercial Printing - 0.4%
Nissha Printing Co. Ltd. (b)	674,300	14,413,433
Communications Equipment - 0.6%
Communications Equipment - 0.6%
Ciena Corp. (a)	89,300	1,915,485
CommScope Holding Co., Inc. (a)	147,800	5,317,844
F5 Networks, Inc. (a)	48,800	6,868,600
Palo Alto Networks, Inc. (a)	11,900	1,599,003
Radware Ltd. (a)	1,163	15,596
Wistron NeWeb Corp.	1,712,070	5,055,604
		20,772,132
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)	1,100	6,226
Diversified Consumer Services - 0.9%
Education Services - 0.9%
China Online Education Group sponsored ADR (a)	18,563	256,912
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	456,595	22,907,371
TAL Education Group ADR (a)	98,000	7,499,940
		30,664,223
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,500	35,715
ZTO Express (Cayman), Inc. sponsored ADR (b)	148,100	2,240,753
		2,276,468

TOTAL DIVERSIFIED CONSUMER SERVICES		32,940,691

Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	787,800	7,893,756
Diversified Telecommunication Services - 0.2%
Integrated Telecommunication Services - 0.2%
Bharti Infratel Ltd.	951,441	5,209,181
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Lumenpulse, Inc. (a)	40,300	516,613
Nidec Corp.	19,800	1,798,960
Rockwell Automation, Inc.	26,200	3,503,202
		5,818,775
Electronic Equipment & Components - 9.2%
Electronic Components - 3.5%
Alps Electric Co. Ltd.	1,065,800	27,510,155
Chilisin Electronics Corp.	2,306,000	5,170,258
Chunghwa Precision Test Tech Co. Ltd.	92,000	3,399,458
InvenSense, Inc. (a)	832,400	6,359,536
Iriso Electronics Co. Ltd. (b)	192,900	11,493,268
Japan Aviation Electronics Industry Ltd.	1,000	13,645
Largan Precision Co. Ltd.	239,000	27,616,214
Ledlink Optics, Inc.	1,646,309	2,041,486
Mitsumi Electric Co. Ltd. (a)	304,100	1,804,655
Murata Manufacturing Co. Ltd.	26,900	3,716,701
Samsung SDI Co. Ltd.	82,555	6,470,778
Sunny Optical Technology Group Co. Ltd.	899,000	4,526,004
TDK Corp.	74,300	5,093,971
Tong Hsing Electronics Industries Ltd.	902,000	2,683,305
Universal Display Corp. (a)(b)	53,800	2,940,170
Walsin Technology Corp.	1,506,825	1,693,937
Yageo Corp.	3,989,670	7,433,508
Yaskawa Electric Corp.	1,900	29,641
		119,996,690
Electronic Equipment & Instruments - 1.5%
Chroma ATE, Inc.	9,837,644	24,336,497
Cognex Corp.	159,300	9,511,803
National Instruments Corp.	60,300	1,777,041
Topcon Corp.	1,068,500	16,141,626
		51,766,967
Electronic Manufacturing Services - 3.3%
AAC Technology Holdings, Inc.	340,000	3,077,161
Merry Electronics Co. Ltd.	2,463,000	9,370,884
Trimble, Inc. (a)	3,690,621	104,038,606
		116,486,651
Technology Distributors - 0.9%
Dell Technologies, Inc. (a)	613,598	32,864,309
Digital China Holdings Ltd. (H Shares)	42,000	33,355
		32,897,664

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		321,147,972

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	885,796	4,021,996
Olympus Corp.	8,000	285,184
		4,307,180
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	21,700	966,301
Health Care Technology - 1.4%
Health Care Technology - 1.4%
athenahealth, Inc. (a)	138,126	13,066,720
Inovalon Holdings, Inc. Class A (a)(b)	771,200	11,837,920
M3, Inc.	56,600	1,472,591
Medidata Solutions, Inc. (a)	338,700	18,706,401
Veeva Systems, Inc. Class A (a)	93,200	4,331,936
		49,415,568
Hotels, Restaurants & Leisure - 0.3%
Casinos & Gaming - 0.2%
500.com Ltd. sponsored ADR Class A (a)(b)	411,829	5,724,423
Hotels, Resorts & Cruise Lines - 0.1%
Tuniu Corp. Class A sponsored ADR (a)(b)	411,921	3,740,243

TOTAL HOTELS, RESTAURANTS & LEISURE		9,464,666

Household Durables - 1.2%
Consumer Electronics - 1.2%
Sony Corp.	618,300	17,963,856
Sony Corp. sponsored ADR	767,300	22,305,411
		40,269,267
Industrial Conglomerates - 0.4%
Industrial Conglomerates - 0.4%
Cheil Industries, Inc.	106,950	11,625,247
Toshiba Corp. (a)	479,000	1,799,955
		13,425,202
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	22,700	17,037,939
China Internet Plus Holdings Ltd. (d)	759,582	2,140,729
Ctrip.com International Ltd. ADR (a)	8,100	366,363
Groupon, Inc. Class A (a)	308,400	1,224,348
JD.com, Inc. sponsored ADR (a)	326,900	8,783,803
Jumei International Holding Ltd. sponsored ADR (a)	987,878	4,613,390
Liberty Interactive Corp. QVC Group Series A (a)	588	12,177
MySale Group PLC (a)	42,200	52,471
Netflix, Inc. (a)	14,900	1,743,300
Priceline Group, Inc. (a)	100	150,368
Vipshop Holdings Ltd. ADR (a)	268,300	3,010,326
		39,135,214
Internet Software & Services - 22.7%
Internet Software & Services - 22.7%
58.com, Inc. ADR (a)(b)	705,764	22,633,851
Akamai Technologies, Inc. (a)	64,300	4,288,810
Alarm.com Holdings, Inc. (a)	12,000	355,440
Alibaba Group Holding Ltd. sponsored ADR (a)	82,600	7,766,052
Alphabet, Inc.:
Class A (a)	251,403	195,058,560
Class C (a)	261,368	198,127,399
Apptio, Inc. Class A	5,300	104,993
Benefitfocus, Inc. (a)	93,600	2,555,280
Bitauto Holdings Ltd. ADR (a)	65,900	1,486,045
BlackLine, Inc.	78,900	2,125,566
Box, Inc. Class A (a)	113,500	1,727,470
Cornerstone OnDemand, Inc. (a)	222,086	7,975,108
CoStar Group, Inc. (a)	56,100	10,721,271
DeNA Co. Ltd.	545,800	16,885,179
eBay, Inc. (a)	25,200	700,812
Endurance International Group Holdings, Inc. (a)	1,193,620	9,489,279
Envestnet, Inc. (a)	434	15,667
Facebook, Inc. Class A (a)	1,606,874	190,286,019
Fang Holdings Ltd. ADR (a)	5,700	16,701
Hortonworks, Inc. (a)(b)	409,500	3,722,355
LogMeIn, Inc.	33,600	3,388,560
MINDBODY, Inc. (a)	136,300	2,944,080
mixi, Inc.	50,200	1,759,662
NetEase, Inc. ADR	75,800	16,986,780
New Relic, Inc. (a)	251,000	7,959,210
Nutanix, Inc. Class B	72,872	2,098,714
Q2 Holdings, Inc. (a)	1,425	42,038
Renren, Inc. ADR (a)	532,300	1,022,016
Shopify, Inc. (a)	6,256	260,688
Shopify, Inc. Class A (a)	64,300	2,679,381
SINA Corp. (a)	49,800	3,837,588
SMS Co., Ltd.	729,200	18,373,314
Tencent Holdings Ltd.	419,500	10,445,924
The Trade Desk, Inc. (b)	4,200	111,636
Twilio, Inc. Class A	11,700	396,864
Twitter, Inc. (a)	51,000	942,990
Web.com Group, Inc. (a)	112,791	1,799,016
Weibo Corp. sponsored ADR (a)	750	38,483
Xunlei Ltd. sponsored ADR (a)	1,303,205	5,864,423
Yahoo!, Inc. (a)	768,600	31,527,972
Zillow Group, Inc.:
Class A (a)(b)	1,298	45,625
Class C (a)(b)	1,496	53,736
		788,620,557
IT Services - 3.8%
Data Processing & Outsourced Services - 3.7%
Alliance Data Systems Corp.	48,701	11,141,815
Fidelity National Information Services, Inc.	274,268	21,170,747
Fiserv, Inc. (a)	170,600	17,848,172
FleetCor Technologies, Inc. (a)	2,000	298,680
Global Payments, Inc.	247,900	16,993,545
PayPal Holdings, Inc. (a)	8,100	318,168
Paysafe Group PLC (a)	2,576,735	12,512,386
Total System Services, Inc.	124,799	6,142,607
Vantiv, Inc. (a)	137,800	7,776,054
Visa, Inc. Class A	437,800	33,850,696
		128,052,870
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	4,912	270,553
CSRA, Inc.	125,400	4,014,054
Virtusa Corp. (a)	600	13,332
		4,297,939

TOTAL IT SERVICES		132,350,809

Leisure Products - 0.1%
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	119,500	3,446,068
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,015,442	2,368,925
Machinery - 0.3%
Industrial Machinery - 0.3%
Harmonic Drive Systems, Inc. (b)	96,700	2,564,869
HIWIN Technologies Corp.	643,000	2,667,883
King Slide Works Co. Ltd.	57,000	650,597
Minebea Mitsumi, Inc.	491,600	4,970,178
		10,853,527
Media - 0.8%
Advertising - 0.0%
iCar Asia Ltd. (a)(b)	3,611,616	733,765
Cable & Satellite - 0.8%
Naspers Ltd. Class N	184,902	26,911,988
Publishing - 0.0%
NEXT Co. Ltd. (b)	39,300	279,437
Schibsted ASA:
(A Shares)	20,866	450,471
(B Shares)	54,082	1,097,686
		1,827,594

TOTAL MEDIA		29,473,347

Professional Services - 0.3%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	800	28,296
WageWorks, Inc. (a)	87,200	6,439,720
		6,468,016
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	61,500	3,404,025
Verisk Analytics, Inc. (a)	400	33,232
		3,437,257

TOTAL PROFESSIONAL SERVICES		9,905,273

Semiconductors & Semiconductor Equipment - 18.4%
Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (a)	374,520	4,426,826
Applied Materials, Inc.	1,700	54,740
EO Technics Co. Ltd.	114,723	7,745,136
Lam Research Corp.	223,400	23,684,868
Nanometrics, Inc. (a)	21,591	516,241
Rubicon Technology, Inc. (a)(b)	1,141,191	565,460
Siltronic AG (a)	352,800	14,154,555
SolarEdge Technologies, Inc. (a)(b)	112,700	1,487,640
Sumco Corp.	3,347,100	37,589,345
SunEdison, Inc. (a)	1,300	163
Tessera Technologies, Inc.	349,400	13,836,240
		104,061,214
Semiconductors - 15.4%
Advanced Micro Devices, Inc. (a)	1,065,300	9,491,823
Advanced Semiconductor Engineering, Inc.	28,121,330	30,087,698
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,686,488	14,426,441
Ambarella, Inc. (a)(b)	167,300	10,292,296
ams AG	389,289	11,410,261
ASPEED Tech, Inc.	359,000	5,244,281
Broadcom Ltd.	259,500	44,242,155
Cavium, Inc. (a)	129,700	7,396,791
Chipbond Technology Corp.	3,067,000	4,273,795
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	401,467	6,347,193
Cirrus Logic, Inc. (a)	41,000	2,255,000
Dialog Semiconductor PLC (a)	434,000	17,205,361
eMemory Technology, Inc.	322,000	3,176,189
GlobalWafers Co. Ltd.	7,623,000	23,417,191
Himax Technologies, Inc. sponsored ADR (b)	1,874,991	13,818,684
Hua Hong Semiconductor Ltd.	6,971,000	8,043,634
Infineon Technologies AG	122,300	2,043,579
Inphi Corp. (a)	21,600	975,672
Integrated Device Technology, Inc. (a)	290,000	6,786,000
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	110,500	5,505,110
MagnaChip Semiconductor Corp. (a)(b)	295,035	1,902,976
Marvell Technology Group Ltd.	2,823,454	40,488,330
Maxim Integrated Products, Inc.	45,800	1,798,566
Melexis NV	567	35,515
Micron Technology, Inc. (a)	2,340,200	45,704,106
Microsemi Corp. (a)	126,300	6,914,925
Monolithic Power Systems, Inc.	167,995	13,782,310
NVIDIA Corp.	425,850	39,263,370
NXP Semiconductors NV (a)	438,208	43,448,323
ON Semiconductor Corp. (a)	489,300	5,763,954
Power Integrations, Inc.	28,900	1,944,970
Qorvo, Inc. (a)	160,917	8,594,577
Qualcomm, Inc.	576,400	39,270,132
Sanken Electric Co. Ltd.	704,000	3,035,176
Semiconductor Manufacturing International Corp. (a)	32,101,000	4,333,335
Semtech Corp. (a)	835,776	23,485,306
Silicon Laboratories, Inc. (a)	141,200	9,368,620
Silicon Motion Technology Corp. sponsored ADR	174,700	8,034,453
Siliconware Precision Industries Co. Ltd. sponsored ADR	141,857	1,063,928
Sitronix Technology Corp.	596,000	2,080,947
SK Hynix, Inc.	258,966	9,434,339
Skyworks Solutions, Inc.	4,600	353,510
STMicroelectronics NV	2,860	29,153
Vanguard International Semiconductor Corp.	192,000	361,340
Xilinx, Inc.	600	32,388
		536,963,703

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		641,024,917

Software - 18.3%
Application Software - 8.0%
8x8, Inc. (a)	2,400	32,760
Adobe Systems, Inc. (a)	191,839	19,722,968
ANSYS, Inc. (a)	38,714	3,640,277
Aspen Technology, Inc. (a)	68,900	3,639,987
Autodesk, Inc. (a)	1,563,271	113,509,107
Blackbaud, Inc.	72,200	4,532,716
Callidus Software, Inc. (a)	635,400	9,975,780
Citrix Systems, Inc. (a)	56,507	4,900,852
Guidewire Software, Inc. (a)	411	22,897
HubSpot, Inc. (a)	20,100	1,127,610
Intuit, Inc.	180,300	20,496,504
Kingdee International Software Group Co. Ltd. (a)	707,600	306,522
LINE Corp. ADR (b)	8,442	326,621
Linx SA	4,200	21,919
Mobileye NV (a)(b)	421,000	15,673,830
Parametric Technology Corp. (a)	900	43,839
Paylocity Holding Corp. (a)	180,128	5,964,038
RealPage, Inc. (a)	16,400	469,040
Salesforce.com, Inc. (a)	575,992	41,471,424
Splunk, Inc. (a)	110,200	6,349,724
SS&C Technologies Holdings, Inc.	140,400	4,213,404
Ultimate Software Group, Inc. (a)	15,417	3,159,406
Workday, Inc. Class A (a)	82,700	6,973,264
Workiva, Inc. (a)	1,900	28,310
Zendesk, Inc. (a)	548,175	11,670,646
		278,273,445
Home Entertainment Software - 5.2%
Activision Blizzard, Inc.	994,292	36,401,030
Capcom Co. Ltd.	1,032,100	22,697,912
Electronic Arts, Inc. (a)	491,300	38,930,612
NCSOFT Corp.	35,441	8,186,274
Nexon Co. Ltd.	542,300	7,710,907
Nintendo Co. Ltd.	135,200	33,317,186
Nintendo Co. Ltd. ADR (b)	183,900	5,669,637
Square Enix Holdings Co. Ltd.	609,600	15,438,926
Take-Two Interactive Software, Inc. (a)	218,900	10,776,447
		179,128,931
Systems Software - 5.1%
Allot Communications Ltd. (a)	528,072	2,455,535
CommVault Systems, Inc. (a)	600	32,400
CyberArk Software Ltd. (a)	61,700	3,147,317
Imperva, Inc. (a)	126,061	4,809,227
Microsoft Corp.	2,427,940	146,307,664
Oracle Corp.	7,200	289,368
Progress Software Corp.	95,300	2,818,021
Proofpoint, Inc. (a)	155,900	12,005,859
Rapid7, Inc. (a)	4,600	53,360
ServiceNow, Inc. (a)	4,650	386,648
Tableau Software, Inc. (a)	146,300	6,565,944
		178,871,343

TOTAL SOFTWARE		636,273,719

Technology Hardware, Storage & Peripherals - 11.4%
Technology Hardware, Storage & Peripherals - 11.4%
Apple, Inc.	3,008,897	332,543,293
BlackBerry Ltd. (a)	2,700	20,783
Getac Technology Corp.	2,065,000	2,615,643
HP, Inc.	12,300	189,420
HTC Corp. (a)	1,343,000	3,545,222
Nimble Storage, Inc. (a)	3,700	28,046
Samsung Electronics Co. Ltd.	37,702	55,901,061
Stratasys Ltd. (a)	300	5,415
		394,848,883
TOTAL COMMON STOCKS
(Cost $2,687,220,614)		3,367,505,408

Convertible Preferred Stocks - 1.5%
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(d)	2,802,162	8,857,354
Series B (d)	3,918,573	18,153,965
		27,011,319
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D(a)(d)	515,696	25,151,643
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $31,985,667)		52,162,962

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.39% (e)	65,128,695	65,141,721
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	138,103,810	138,131,431
TOTAL MONEY MARKET FUNDS
(Cost $203,252,128)		203,273,152
TOTAL INVESTMENT PORTFOLIO - 104.2%
(Cost $2,922,458,409)		3,622,941,522
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(147,511,118)
NET ASSETS - 100%		$3,475,430,404

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,589,468 or 0.8% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,303,691 or 1.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	11/16/16	$2,140,730
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,857,214
China Internet Plus Holdings Ltd. Series B	12/11/15	$15,128,435
Uber Technologies, Inc. Series D	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$238,382
Fidelity Securities Lending Cash Central Fund	2,265,396
Total	$2,503,778

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,367,505,408	$2,974,455,275	$390,909,404	$2,140,729
Convertible Preferred Stocks	52,162,962	--	--	52,162,962
Money Market Funds	203,273,152	203,273,152	--	--
Total Investments in Securities:	$3,622,941,522	$3,177,728,427	$390,909,404	$54,303,691

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$51,907,993
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,231,199
Cost of Purchases	-
Proceeds of Sales	(976,230)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$52,162,962
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2016	$1,064,577
Common Stocks
Beginning Balance	$-
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	2,140,730
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$2,140,729
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2016	$(1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 11/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$54,303,691	Market approach	Transaction price	$2.82 - $48.77 / $24.77	Increase
			Premium rate	20.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,927,361,942. Net unrealized appreciation aggregated $695,579,580, of which $821,663,052 related to appreciated investment securities and $126,083,472 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Communications Equipment Portfolio

November 30, 2016

DEV-QTLY-0117
1.810680.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 71.7%
Communications Equipment - 71.7%
ADTRAN, Inc.	94,100	$1,914,935
Arista Networks, Inc. (a)(b)	8,000	758,480
Arris International PLC (a)	135,052	3,874,642
Brocade Communications Systems, Inc.	482,050	5,948,497
Calix Networks, Inc. (a)	88,100	665,155
Ciena Corp. (a)	26,600	570,570
Cisco Systems, Inc.	1,366,476	40,748,314
CommScope Holding Co., Inc. (a)	339,371	12,210,569
Comtech Telecommunications Corp.	30,800	354,200
EchoStar Holding Corp. Class A (a)	23,800	1,213,800
Extreme Networks, Inc. (a)	47,200	199,656
F5 Networks, Inc. (a)	66,335	9,336,651
Finisar Corp. (a)	171,300	5,692,299
Harris Corp.	104,400	10,811,664
Infinera Corp. (a)	69,214	588,319
InterDigital, Inc.	40,100	3,175,920
Ixia (a)	144,700	1,989,625
Juniper Networks, Inc.	339,612	9,352,914
Lumentum Holdings, Inc. (a)	37,220	1,492,522
Mitel Networks Corp. (a)	71,800	517,678
Motorola Solutions, Inc.	38,959	3,126,460
NETGEAR, Inc. (a)	23,350	1,253,895
NetScout Systems, Inc. (a)	112,500	3,510,000
Nokia Corp.	50,600	218,160
Nokia Corp. sponsored ADR (b)	1,683,403	7,238,633
Oclaro, Inc. (a)	85,800	767,052
Palo Alto Networks, Inc. (a)	27,700	3,722,049
Plantronics, Inc.	30,100	1,559,782
Radware Ltd. (a)	151,291	2,028,812
Sandvine Corp. (U.K.) (b)	273,200	622,342
Sonus Networks, Inc. (a)	119,960	723,359
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	1,768,380	9,054,106
ViaSat, Inc. (a)	4,400	313,632
Viavi Solutions, Inc. (a)	259,600	2,037,860
		147,592,552
Electronic Equipment & Components - 2.3%
Electronic Components - 0.3%
II-VI, Inc. (a)	23,200	700,640
Electronic Manufacturing Services - 0.7%
Fabrinet (a)	7,800	333,840
Jabil Circuit, Inc.	34,100	721,215
TE Connectivity Ltd.	5,800	392,312
		1,447,367
Technology Distributors - 1.3%
CDW Corp.	30,800	1,578,192
Dell Technologies, Inc. (a)	20,159	1,079,716
		2,657,908

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,805,915

Internet Software & Services - 2.0%
Internet Software & Services - 2.0%
Alphabet, Inc.:
Class A (a)	2,200	1,706,936
Class C (a)	1,705	1,292,458
Web.com Group, Inc. (a)	64,700	1,031,965
		4,031,359
IT Services - 0.3%
IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	9,950	548,046
Semiconductors & Semiconductor Equipment - 19.5%
Semiconductors - 19.5%
Broadcom Ltd.	7,173	1,222,925
GSI Technology, Inc. (a)	52,485	286,043
Maxim Integrated Products, Inc.	16,300	640,101
NXP Semiconductors NV (a)	6,600	654,390
ON Semiconductor Corp. (a)	38,500	453,530
Qorvo, Inc. (a)	7,600	405,916
Qualcomm, Inc.	535,719	36,498,535
		40,161,440
Software - 0.7%
Systems Software - 0.7%
Check Point Software Technologies Ltd. (a)	17,300	1,424,309
Technology Hardware, Storage & Peripherals - 2.4%
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	1,800	198,936
BlackBerry Ltd. (a)	342,300	2,634,841
HP, Inc.	96,700	1,489,180
Samsung Electronics Co. Ltd.	399	591,601
		4,914,558
TOTAL COMMON STOCKS
(Cost $178,166,641)		203,478,179

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.39% (c)	2,286,325	2,286,783
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	10,746,015	10,748,164
TOTAL MONEY MARKET FUNDS
(Cost $13,033,131)		13,034,947
TOTAL INVESTMENT PORTFOLIO - 105.2%
(Cost $191,199,772)		216,513,126
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(10,690,608)
NET ASSETS - 100%		$205,822,518

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,620
Fidelity Securities Lending Cash Central Fund	71,215
Total	$77,835

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $193,658,366. Net unrealized appreciation aggregated $22,854,760, of which $34,627,773 related to appreciated investment securities and $11,773,013related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Medical Equipment and Systems Portfolio

November 30, 2016

MES-QTLY-0117
1.810698.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Biotechnology - 3.5%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	230,000	$28,195,700
Amgen, Inc.	190,000	27,373,300
Puma Biotechnology, Inc. (a)	180,000	7,749,000
Vertex Pharmaceuticals, Inc. (a)	400,000	32,644,000
		95,962,000
Health Care Equipment & Supplies - 86.2%
Health Care Equipment - 79.9%
Abbott Laboratories	1,600,000	60,912,000
Angiodynamics, Inc. (a)	1,120,000	18,256,000
Atricure, Inc. (a)(b)	1,620,000	29,143,800
Avinger, Inc. (a)(b)(c)	1,200,000	4,680,000
Becton, Dickinson & Co.	80,000	13,528,000
Boston Scientific Corp. (a)	14,000,000	286,440,000
C.R. Bard, Inc.	190,000	40,004,500
Cardiovascular Systems, Inc. (a)	500,000	12,095,000
Danaher Corp.	1,100,000	85,987,000
DexCom, Inc. (a)(b)	1,040,000	67,901,600
Edwards Lifesciences Corp. (a)	520,000	43,082,000
Genmark Diagnostics, Inc. (a)	1,818,345	21,129,169
Hill-Rom Holdings, Inc.	300,000	16,002,000
Inogen, Inc. (a)	164,000	10,566,520
Insulet Corp. (a)	1,185,000	39,875,250
Integra LifeSciences Holdings Corp. (a)	1,050,000	84,840,000
Intuitive Surgical, Inc. (a)	315,000	202,778,100
iRhythm Technologies, Inc.	475,000	14,487,500
LivaNova PLC (a)	450,000	19,921,500
Masimo Corp. (a)	400,000	24,748,000
Medtronic PLC	7,850,000	573,128,500
Nakanishi, Inc.	330,000	12,181,449
Neovasc, Inc. (a)(c)	4,000,000	2,087,200
Nevro Corp. (a)(b)	280,000	21,288,400
NxStage Medical, Inc. (a)	1,460,000	36,091,200
Penumbra, Inc. (a)(b)	415,091	25,694,133
ResMed, Inc.	340,000	20,903,200
Steris PLC	280,000	18,370,800
Stryker Corp.	1,000,000	113,660,000
Teleflex, Inc.	60,000	8,875,800
Wright Medical Group NV (a)	2,548,959	58,728,015
Zeltiq Aesthetics, Inc. (a)(b)	1,183,300	52,077,033
Zimmer Biomet Holdings, Inc.	1,160,000	118,157,600
		2,157,621,269
Health Care Supplies - 6.3%
Alere, Inc. (a)	200,000	7,944,000
Endologix, Inc. (a)(b)	2,200,000	16,170,000
The Cooper Companies, Inc.	500,000	82,245,000
The Spectranetics Corp. (a)(b)	1,900,000	41,515,000
Vascular Solutions, Inc. (a)	400,000	22,040,000
		169,914,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,327,535,269

Health Care Providers & Services - 1.6%
Health Care Services - 1.6%
Miraca Holdings, Inc.	280,000	12,644,867
Premier, Inc. (a)	500,000	15,070,000
Teladoc, Inc. (a)(b)	900,000	16,515,000
		44,229,867
Health Care Technology - 2.2%
Health Care Technology - 2.2%
athenahealth, Inc. (a)	100,234	9,482,136
Castlight Health, Inc. (a)	999,300	4,646,745
Castlight Health, Inc. Class B (a)(b)	795,603	3,699,554
Evolent Health, Inc. (a)	340,000	6,392,000
HealthStream, Inc. (a)	398,764	9,993,026
HTG Molecular Diagnostics (a)(b)(c)	673,461	1,313,249
Medidata Solutions, Inc. (a)	420,000	23,196,600
		58,723,310
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Benefitfocus, Inc. (a)(b)	286,219	7,813,779
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	650,000	28,587,000
Pharmaceuticals - 2.9%
Pharmaceuticals - 2.9%
Allergan PLC	220,000	42,746,000
Catalent, Inc. (a)	1,439,400	34,444,842
		77,190,842
Professional Services - 0.7%
Human Resource & Employment Services - 0.7%
WageWorks, Inc. (a)	260,000	19,201,000
TOTAL COMMON STOCKS
(Cost $2,269,112,464)		2,659,243,067

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.4%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)	455,526	3,070,245
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (a)(d)	3,307,754	6,251,655

TOTAL CONVERTIBLE PREFERRED STOCKS		9,321,900

Nonconvertible Preferred Stocks - 0.9%
Health Care Equipment & Supplies - 0.9%
Health Care Equipment - 0.9%
Sartorius AG (non-vtg.)	341,200	25,349,620
TOTAL PREFERRED STOCKS
(Cost $21,797,315)		34,671,520

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.39% (e)	13,033,816	13,036,422
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	116,821,995	116,845,360
TOTAL MONEY MARKET FUNDS
(Cost $129,863,341)		129,881,782
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $2,420,773,120)		2,823,796,369
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(123,831,152)
NET ASSETS - 100%		$2,699,965,217

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,321,900 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,456
Fidelity Securities Lending Cash Central Fund	963,682
Total	$1,021,138

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atricure, Inc.	$19,055,500	$8,199,827	$1,194,854	$--	$--
Avinger, Inc.	--	5,846,322	--	--	4,680,000
HTG Molecular Diagnostics	1,939,568	--	--	--	1,313,249
Neovasc, Inc.	9,663,573	1,343,442	624,102	--	2,087,200
Total	$30,658,641	$15,389,591	$1,818,956	$--	$8,080,449

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,659,243,067	$2,634,416,751	$24,826,316	$--
Preferred Stocks	34,671,520	25,349,620	--	9,321,900
Money Market Funds	129,881,782	129,881,782	--	--
Total Investments in Securities:	$2,823,796,369	$2,789,648,153	$24,826,316	$9,321,900

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,432,753,739. Net unrealized appreciation aggregated $391,042,630, of which $543,085,599 related to appreciated investment securities and $152,042,969 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Telecommunications Portfolio

November 30, 2016

TEL-QTLY-0117
1.810721.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Commercial Services & Supplies - 0.5%
Office Services & Supplies - 0.5%
West Corp.	149,600	$3,569,456
Communications Equipment - 0.3%
Communications Equipment - 0.3%
NetScout Systems, Inc. (a)	73,200	2,283,840
Diversified Telecommunication Services - 66.8%
Alternative Carriers - 15.9%
Cogent Communications Group, Inc.	465,668	17,439,267
Globalstar, Inc. (a)(b)	2,279,322	1,800,664
Iridium Communications, Inc. (a)(b)	1,950,440	17,163,872
Level 3 Communications, Inc. (a)	570,567	31,421,125
Lumos Networks Corp. (a)(c)	1,284,378	18,674,856
Vonage Holdings Corp. (a)	1,949,571	12,847,673
Zayo Group Holdings, Inc. (a)	389,800	13,448,100
		112,795,557
Integrated Telecommunication Services - 50.9%
AT&T, Inc.	2,746,320	106,090,342
Atlantic Tele-Network, Inc.	170,300	12,314,393
CenturyLink, Inc. (b)	927,078	21,804,875
Cincinnati Bell, Inc. (a)	471,202	9,706,761
Consolidated Communications Holdings, Inc.	256,898	7,342,145
FairPoint Communications, Inc. (a)(b)	642,800	10,702,620
Frontier Communications Corp. (b)	5,762,134	21,031,789
General Communications, Inc. Class A (a)	601,993	10,149,602
SBA Communications Corp. Class A (a)	293,156	29,010,718
Spark New Zealand Ltd.	779,073	2,005,573
Verizon Communications, Inc.	2,464,097	122,958,439
Windstream Holdings, Inc. (b)	1,073,309	7,953,220
		361,070,477

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		473,866,034

Equity Real Estate Investment Trusts (REITs) - 2.1%
Specialized REITs - 2.1%
American Tower Corp.	94,390	9,653,265
Communications Sales & Leasing, Inc.	214,600	5,349,978
		15,003,243
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	198,600	4,113,006
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
EarthLink Holdings Corp.	251,867	1,329,858
Gogo, Inc. (a)(b)	640,300	6,012,417
		7,342,275
Media - 8.8%
Broadcasting - 0.9%
Nexstar Broadcasting Group, Inc. Class A (b)	111,200	6,633,080
Cable & Satellite - 6.8%
Altice NV Class A (a)(b)	536,053	9,232,206
Charter Communications, Inc. Class A (a)	23,175	6,380,309
Comcast Corp. Class A	137,900	9,585,429
DISH Network Corp. Class A (a)	145,400	8,353,230
Liberty Global PLC:
Class C (a)	292,036	8,892,496
LiLAC Class C (a)	91,034	1,927,190
Megacable Holdings S.A.B. de CV unit	655,900	2,035,662
NOS SGPS SA	364,800	2,068,101
		48,474,623
Movies & Entertainment - 1.1%
Time Warner, Inc.	80,800	7,419,056

TOTAL MEDIA		62,526,759

Semiconductors & Semiconductor Equipment - 1.0%
Semiconductors - 1.0%
Broadcom Ltd.	20,100	3,426,849
Qorvo, Inc. (a)	62,900	3,359,489
		6,786,338
Technology Hardware, Storage & Peripherals - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	31,100	3,437,172
Wireless Telecommunication Services - 16.3%
Wireless Telecommunication Services - 16.3%
KDDI Corp.	163,600	4,283,934
Leap Wireless International, Inc. rights (a)	400	1,312
Millicom International Cellular SA	37,800	1,595,009
NII Holdings, Inc. (a)(b)	1,226,400	2,084,880
Shenandoah Telecommunications Co.	226,967	6,366,424
Sprint Corp. (a)(b)	2,816,685	22,082,810
T-Mobile U.S., Inc. (a)	903,997	49,005,677
Telephone & Data Systems, Inc.	564,164	15,192,937
U.S. Cellular Corp. (a)	271,238	10,206,686
Vodafone Group PLC	2,071,300	5,003,721
		115,823,390
TOTAL COMMON STOCKS
(Cost $593,211,029)		694,751,513

Nonconvertible Preferred Stocks - 0.7%
Diversified Telecommunication Services - 0.7%
Integrated Telecommunication Services - 0.7%
Telecom Italia SpA (Risparmio Shares)
(Cost $4,412,544)	7,136,000	4,454,660
	Principal Amount	Value

Convertible Bonds - 1.2%
Media - 1.2%
Cable & Satellite - 1.2%
DISH Network Corp. 3.375% 8/15/26(d)
(Cost $7,650,000)	7,650,000	8,548,875
	Shares	Value

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 0.39% (e)	2,254,964	2,255,415
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	78,103,179	78,118,799
TOTAL MONEY MARKET FUNDS
(Cost $80,360,703)		80,374,214
TOTAL INVESTMENT PORTFOLIO - 111.1%
(Cost $685,634,276)		788,129,262
NET OTHER ASSETS (LIABILITIES) - (11.1)%		(78,443,111)
NET ASSETS - 100%		$709,686,151

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,548,875 or 1.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,511
Fidelity Securities Lending Cash Central Fund	636,366
Total	$674,877

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Lumos Networks Corp.	$11,351,399	$10,058,899	$6,429,262	$--	$18,674,856
Total	$11,351,399	$10,058,899	$6,429,262	$--	$18,674,856

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$694,751,513	$685,462,546	$9,287,655	$1,312
Nonconvertible Preferred Stocks	4,454,660	4,454,660	--	--
Convertible Bonds	8,548,875	--	8,548,875	--
Money Market Funds	80,374,214	80,374,214	--	--
Total Investments in Securities:	$788,129,262	$770,291,420	$17,836,530	$1,312

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $691,242,512. Net unrealized appreciation aggregated $96,886,750, of which $117,318,489 related to appreciated investment securities and $20,431,739 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Utilities Portfolio

November 30, 2016

UTI-QTLY-0117
1.810724.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Electric Utilities - 47.7%
Electric Utilities - 47.7%
Edison International	333,312	$22,921,866
Exelon Corp.	1,045,092	33,975,941
FirstEnergy Corp.	1,070,300	33,489,687
Fortis, Inc.	280,926	8,365,976
Great Plains Energy, Inc.	1,072,368	28,299,792
NextEra Energy, Inc.	928,485	106,060,842
OGE Energy Corp.	401,285	12,700,670
PG&E Corp.	954,204	56,107,195
PNM Resources, Inc.	481,366	15,211,166
PPL Corp.	418,300	13,996,318
		331,129,453
Gas Utilities - 1.2%
Gas Utilities - 1.2%
South Jersey Industries, Inc.	241,133	7,957,389
Independent Power and Renewable Electricity Producers - 7.1%
Independent Power Producers & Energy Traders - 3.5%
Calpine Corp. (a)	316,540	3,529,421
Dynegy, Inc. (a)	642,928	5,561,327
NRG Energy, Inc.	517,502	5,868,473
NRG Yield, Inc. Class C (b)	592,811	9,099,649
		24,058,870
Renewable Electricity - 3.6%
NextEra Energy Partners LP	568,081	14,548,554
Pattern Energy Group, Inc.	537,722	10,555,483
		25,104,037

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		49,162,907

Media - 1.6%
Cable & Satellite - 1.6%
Charter Communications, Inc. Class A (a)	41,200	11,342,772
Multi-Utilities - 40.2%
Multi-Utilities - 40.2%
Avangrid, Inc.	1,050,954	38,013,006
Black Hills Corp. (b)	336,028	19,741,645
CenterPoint Energy, Inc.	1,258,626	30,030,816
Dominion Resources, Inc.	682,768	50,040,067
DTE Energy Co.	367,070	34,170,546
SCANA Corp.	351,700	24,805,401
Sempra Energy	819,627	81,798,775
		278,600,256
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy Partners LP Holdings LLC	323,342	7,100,590
TOTAL COMMON STOCKS
(Cost $620,153,777)		685,293,367

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.39% (c)	3,964,743	3,965,536
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	21,093,070	21,097,289
TOTAL MONEY MARKET FUNDS
(Cost $25,060,319)		25,062,825
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $645,214,096)		710,356,192
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(16,754,140)
NET ASSETS - 100%		$693,602,052

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,249
Fidelity Securities Lending Cash Central Fund	44,313
Total	$118,562

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $647,602,331. Net unrealized appreciation aggregated $62,753,861, of which $79,808,481 related to appreciated investment securities and $17,054,620 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Financial Services Portfolio

November 30, 2016

FIN-QTLY-0117
1.810693.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Banks - 36.4%
Diversified Banks - 22.4%
Bank of America Corp.	2,142,500	$45,249,600
Citigroup, Inc.	750,000	42,292,500
Comerica, Inc.	100,000	6,375,000
JPMorgan Chase & Co.	324,300	25,999,131
The Bank of NT Butterfield & Son Ltd.	29,300	843,840
U.S. Bancorp	664,400	32,967,528
Wells Fargo & Co.	815,000	43,129,800
		196,857,399
Regional Banks - 14.0%
Bank of the Ozarks, Inc.	100,000	4,852,000
CIT Group, Inc.	250,000	10,212,500
CoBiz, Inc.	310,000	4,690,300
First Republic Bank	160,000	13,104,000
Huntington Bancshares, Inc.	2,153,900	26,837,594
M&T Bank Corp.	111,500	16,049,310
PNC Financial Services Group, Inc.	255,600	28,254,024
Popular, Inc.	250,000	10,162,500
Preferred Bank, Los Angeles	40,000	1,803,600
SVB Financial Group (a)	45,000	7,111,350
		123,077,178

TOTAL BANKS		319,934,577

Capital Markets - 16.0%
Asset Management & Custody Banks - 5.2%
Affiliated Managers Group, Inc. (a)	52,200	7,730,820
BlackRock, Inc. Class A	58,700	21,765,373
Invesco Ltd.	141,500	4,430,365
Northern Trust Corp.	50,000	4,107,500
Oaktree Capital Group LLC Class A	175,000	7,253,750
		45,287,808
Financial Exchanges & Data - 4.3%
CBOE Holdings, Inc. (b)	150,913	10,397,906
IntercontinentalExchange, Inc.	500,000	27,700,000
		38,097,906
Investment Banking & Brokerage - 6.5%
E*TRADE Financial Corp. (a)	404,700	13,966,197
Goldman Sachs Group, Inc.	180,000	39,472,200
Investment Technology Group, Inc.	200,000	3,728,000
		57,166,397

TOTAL CAPITAL MARKETS		140,552,111

Consumer Finance - 9.8%
Consumer Finance - 9.8%
Capital One Financial Corp.	460,000	38,658,400
Discover Financial Services	354,800	24,044,796
Synchrony Financial	690,000	23,846,400
		86,549,596
Diversified Financial Services - 6.6%
Multi-Sector Holdings - 6.1%
Berkshire Hathaway, Inc. Class B (a)	340,000	53,529,599
Specialized Finance - 0.5%
Bats Global Markets, Inc. (b)	150,000	4,770,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		58,299,599

Insurance - 22.7%
Insurance Brokers - 4.2%
Brown & Brown, Inc.	235,000	10,187,250
Marsh & McLennan Companies, Inc.	253,400	17,563,154
Willis Group Holdings PLC	75,000	9,327,750
		37,078,154
Life & Health Insurance - 3.2%
AFLAC, Inc.	130,000	9,279,400
Torchmark Corp.	272,100	19,071,489
		28,350,889
Multi-Line Insurance - 4.4%
American Financial Group, Inc.	149,200	12,268,716
American International Group, Inc.	418,400	26,497,272
		38,765,988
Property & Casualty Insurance - 9.6%
Allied World Assurance Co. Holdings AG	223,800	10,476,078
Allstate Corp.	265,400	18,556,768
AmTrust Financial Services, Inc.	225,000	5,728,500
Chubb Ltd.	250,000	32,000,000
FNF Group	557,500	17,806,550
		84,567,896
Reinsurance - 1.3%
Reinsurance Group of America, Inc.	89,500	10,923,475

TOTAL INSURANCE		199,686,402

IT Services - 3.0%
Data Processing & Outsourced Services - 3.0%
Visa, Inc. Class A	280,000	21,649,600
WEX, Inc. (a)	44,400	4,906,644
		26,556,244
Mortgage Real Estate Investment Trusts - 1.1%
Mortgage REITs - 1.1%
Agnc Investment Corp.	275,000	5,131,500
American Capital Mortgage Investment Corp.	247,900	4,139,930
		9,271,430
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Verisk Analytics, Inc. (a)	46,400	3,854,912
Software - 0.8%
Application Software - 0.8%
SS&C Technologies Holdings, Inc.	230,700	6,923,307
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	369,800	3,354,086
Radian Group, Inc.	155,500	2,264,080
		5,618,166
TOTAL COMMON STOCKS
(Cost $723,480,725)		857,246,344

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.39% (c)	30,042,905	30,048,914
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	2,343,366	2,343,835
TOTAL MONEY MARKET FUNDS
(Cost $32,392,514)		32,392,749
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $755,873,239)		889,639,093
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,413,223)
NET ASSETS - 100%		$880,225,870

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,483
Fidelity Securities Lending Cash Central Fund	7,175
Total	$121,658

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $759,149,030. Net unrealized appreciation aggregated $130,490,063, of which $135,928,068 related to appreciated investment securities and $5,438,005 related to depreciated investment securities.

During the period, 3,248,246 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $276,003,424. The Fund recognized a net realized gain of $46,242,607 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

November 30, 2016

GAS-QTLY-0117
1.810725.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Energy Equipment & Services - 28.0%
Oil & Gas Drilling - 2.7%
Ensco PLC Class A	109,300	$1,055,838
Nabors Industries Ltd.	637,000	10,255,700
Patterson-UTI Energy, Inc.	81,600	2,176,272
		13,487,810
Oil & Gas Equipment & Services - 25.3%
Baker Hughes, Inc.	780,400	50,203,130
Era Group, Inc. (a)	322,200	3,772,962
Exterran Corp. (a)	474,300	9,533,430
FMC Technologies, Inc. (a)	20,300	695,478
Frank's International NV (b)	190,100	2,393,359
Halliburton Co.	250,000	13,272,500
National Oilwell Varco, Inc.	100,700	3,762,152
Pason Systems, Inc.	112,000	1,329,026
Schlumberger Ltd.	396,032	33,286,490
Superior Energy Services, Inc.	304,900	5,256,476
Weatherford International Ltd. (a)	506,300	2,587,193
		126,092,196

TOTAL ENERGY EQUIPMENT & SERVICES		139,580,006

Gas Utilities - 2.4%
Gas Utilities - 2.4%
UGI Corp.	198,100	8,874,880
Valener, Inc.	207,700	3,222,265
		12,097,145
Oil, Gas & Consumable Fuels - 67.2%
Oil & Gas Exploration & Production - 57.7%
Advantage Oil & Gas Ltd. (a)	2,088,400	15,142,571
Anadarko Petroleum Corp.	626,300	43,308,645
Athabasca Oil Corp. (a)	1,513,000	1,531,810
Cabot Oil & Gas Corp.	69,324	1,533,447
Cimarex Energy Co.	51,400	7,087,032
ConocoPhillips Co.	698,800	33,905,776
Continental Resources, Inc. (a)	18,400	1,067,384
Crescent Point Energy Corp.	602,700	7,672,277
Crew Energy, Inc. (a)	2,636,400	14,523,457
Crown Point Energy, Inc. (a)(c)	181,658	6,762
Devon Energy Corp.	512,846	24,785,847
Encana Corp.	2,253,800	28,304,627
EQT Corp.	86,900	6,089,952
Gulfport Energy Corp. (a)	225,200	5,785,388
Hess Corp.	247,300	13,838,908
Lekoil Ltd. (a)	5,380,400	1,548,350
Marathon Oil Corp.	873,300	15,771,798
Noble Energy, Inc.	291,200	11,112,192
Northern Blizzard Resources, Inc. (b)	1,892,200	5,254,155
Oasis Petroleum, Inc. (a)	71,700	1,073,349
PDC Energy, Inc. (a)	83,600	6,224,020
Range Resources Corp.	85,100	2,993,818
Rice Energy, Inc. (a)	449,256	10,939,384
Savannah Petroleum PLC (a)	4,767,600	1,744,827
Southwestern Energy Co. (a)	50,400	572,040
Surge Energy, Inc. (b)	4,224,500	8,805,628
Whiting Petroleum Corp. (a)(b)	1,410,400	17,235,088
		287,858,532
Oil & Gas Refining & Marketing - 0.4%
Keyera Corp.	77,500	2,227,555
Oil & Gas Storage & Transport - 9.1%
Boardwalk Pipeline Partners, LP	1,014,400	17,417,248
Energy Transfer Partners LP	117,200	4,116,064
Spectra Energy Corp.	97,200	3,980,340
The Williams Companies, Inc.	104,300	3,202,010
TransCanada Corp.	377,700	16,963,181
		45,678,843

TOTAL OIL, GAS & CONSUMABLE FUELS		335,764,930

TOTAL COMMON STOCKS
(Cost $551,534,771)		487,442,081

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 0.39% (d)	12,807,252	12,809,814
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	26,860,594	26,865,966
TOTAL MONEY MARKET FUNDS
(Cost $39,675,346)		39,675,780
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $591,210,117)		527,117,861
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(27,808,244)
NET ASSETS - 100%		$499,309,617

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,762 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,589
Fidelity Securities Lending Cash Central Fund	143,402
Total	$179,991

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $594,810,253. Net unrealized depreciation aggregated $67,692,392, of which $47,655,549 related to appreciated investment securities and $115,347,941 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Software and IT Services Portfolio

November 30, 2016

SOF-QTLY-0117
1.810708.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Communications Equipment - 0.5%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,668,800	$18,784,256
Consumer Finance - 0.6%
Consumer Finance - 0.6%
American Express Co.	312,100	22,483,684
Electronic Equipment & Components - 1.5%
Technology Distributors - 1.5%
Dell Technologies, Inc. (a)	1,135,500	60,817,380
Internet & Direct Marketing Retail - 2.4%
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	55,700	41,806,749
TripAdvisor, Inc. (a)	1,094,000	52,818,320
		94,625,069
Internet Software & Services - 37.8%
Internet Software & Services - 37.8%
Actua Corp. (a)	416,889	5,648,846
Akamai Technologies, Inc. (a)	1,298,400	86,603,280
Alphabet, Inc.:
Class A (a)	434,800	337,352,624
Class C (a)	521,860	395,590,754
Bazaarvoice, Inc. (a)	1,417,100	7,510,630
Cornerstone OnDemand, Inc. (a)	119,700	4,298,427
Endurance International Group Holdings, Inc. (a)	1,697,900	13,498,305
Facebook, Inc. Class A (a)	3,546,600	419,988,372
LinkedIn Corp. Class A (a)	307,500	60,036,300
Mix Telematics Ltd. (b)	32,467,996	7,564,910
New Relic, Inc. (a)	261,400	8,288,994
NIC, Inc.	313,700	7,873,870
Pandora Media, Inc. (a)(c)	1,367,500	15,890,350
Twitter, Inc. (a)(c)	951,500	17,593,235
Web.com Group, Inc. (a)	868,034	13,845,142
Yahoo!, Inc. (a)	1,914,259	78,522,904
		1,480,106,943
IT Services - 21.7%
Data Processing & Outsourced Services - 17.1%
Alliance Data Systems Corp.	351,200	80,347,536
EVERTEC, Inc.	980,700	17,897,775
Fidelity National Information Services, Inc.	673,000	51,948,870
Global Payments, Inc.	579,600	39,731,580
MasterCard, Inc. Class A	1,584,800	161,966,560
PayPal Holdings, Inc. (a)	967,200	37,991,616
The Western Union Co.	862,100	18,129,963
Total System Services, Inc.	847,500	41,713,950
Visa, Inc. Class A	2,879,420	222,636,754
		672,364,604
IT Consulting & Other Services - 4.6%
Cognizant Technology Solutions Corp. Class A (a)	1,732,400	95,420,592
IBM Corp.	521,500	84,597,730
		180,018,322

TOTAL IT SERVICES		852,382,926

Media - 0.1%
Advertising - 0.1%
Aimia, Inc.	725,500	4,515,134
Semiconductors & Semiconductor Equipment - 0.8%
Semiconductors - 0.8%
Qualcomm, Inc.	444,300	30,270,159
Software - 29.6%
Application Software - 12.9%
Adobe Systems, Inc. (a)	1,097,000	112,782,570
ANSYS, Inc. (a)	137,100	12,891,513
Autodesk, Inc. (a)	970,500	70,468,005
Citrix Systems, Inc. (a)	347,700	30,156,021
Monotype Imaging Holdings, Inc.	1,546,800	30,317,280
Parametric Technology Corp. (a)	302,900	14,754,259
Paylocity Holding Corp. (a)	227,900	7,545,769
RealPage, Inc. (a)	517,900	14,811,940
Salesforce.com, Inc. (a)	1,545,526	111,277,872
Ultimate Software Group, Inc. (a)	152,100	31,169,853
Workday, Inc. Class A (a)	667,000	56,241,440
Zendesk, Inc. (a)	680,200	14,481,458
		506,897,980
Home Entertainment Software - 2.1%
Activision Blizzard, Inc.	705,700	25,835,677
Electronic Arts, Inc. (a)	693,800	54,976,712
		80,812,389
Systems Software - 14.6%
Microsoft Corp.	7,083,800	426,869,790
Oracle Corp.	896,700	36,038,373
Red Hat, Inc. (a)	433,000	34,254,630
Tableau Software, Inc. (a)	1,365,600	61,288,128
VMware, Inc. Class A (a)(c)	151,100	12,260,254
		570,711,175

TOTAL SOFTWARE		1,158,421,544

Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	329,700	36,438,444
TOTAL COMMON STOCKS
(Cost $2,575,289,914)		3,758,845,539

Convertible Preferred Stocks - 0.1%
Software - 0.1%
Application Software - 0.1%
Deem, Inc. (a)(d)
(Cost $8,064,516)	2,497,881	1,248,941

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.39% (e)	149,735,472	149,765,420
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	39,546,137	39,554,046
TOTAL MONEY MARKET FUNDS
(Cost $189,299,230)		189,319,466
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $2,772,653,660)		3,949,413,946
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(30,409,826)
NET ASSETS - 100%		$3,919,004,120

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,248,941 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$376,798
Fidelity Securities Lending Cash Central Fund	469,670
Total	$846,468

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ICF International, Inc.	$38,900,339	$--	$46,852,163	$--	$--
Lionbridge Technologies, Inc.	22,485,157	--	23,694,895	--	--
Mix Telematics Ltd.	3,457,177	1,381,023	--	109,890	7,564,910
Total	$64,842,673	$1,381,023	$70,547,058	$109,890	$7,564,910

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,758,845,539	$3,758,845,539	$--	$--
Convertible Preferred Stocks	1,248,941	--	--	1,248,941
Money Market Funds	189,319,466	189,319,466	--	--
Total Investments in Securities:	$3,949,413,946	$3,948,165,005	$--	$1,248,941

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,779,607,692. Net unrealized appreciation aggregated $1,169,806,254, of which $1,241,322,338 related to appreciated investment securities and $71,516,084 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Retailing Portfolio

November 30, 2016

RET-QTLY-0117
1.810717.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Food & Staples Retailing - 0.8%
Hypermarkets & Super Centers - 0.8%
Costco Wholesale Corp.	102,543	$15,392,730
Food Products - 0.5%
Packaged Foods & Meats - 0.5%
Associated British Foods PLC	328,800	10,490,561
Hotels, Restaurants & Leisure - 1.3%
Restaurants - 1.3%
Chipotle Mexican Grill, Inc. (a)(b)	16,900	6,697,977
Dave & Buster's Entertainment, Inc. (a)	248,900	11,660,965
Starbucks Corp.	119,000	6,898,430
		25,257,372
Household Durables - 1.4%
Home Furnishings - 0.5%
Tempur Sealy International, Inc. (a)(b)	155,700	9,855,810
Household Appliances - 0.9%
Techtronic Industries Co. Ltd.	4,315,000	16,828,305

TOTAL HOUSEHOLD DURABLES		26,684,115

Internet & Direct Marketing Retail - 36.1%
Internet & Direct Marketing Retail - 36.1%
Amazon.com, Inc. (a)	635,630	477,084,810
Liberty Interactive Corp. QVC Group Series A (a)	1,441,800	29,859,678
Netflix, Inc. (a)	820,500	95,998,500
Priceline Group, Inc. (a)	73,020	109,798,714
		712,741,702
Multiline Retail - 5.3%
Department Stores - 1.8%
Macy's, Inc.	846,500	35,722,300
General Merchandise Stores - 3.5%
B&M European Value Retail S.A.	1,745,251	5,437,309
Dollar General Corp.	831,900	64,322,508
		69,759,817

TOTAL MULTILINE RETAIL		105,482,117

Personal Products - 0.4%
Personal Products - 0.4%
Coty, Inc. Class A	421,900	7,893,749
Specialty Retail - 47.6%
Apparel Retail - 11.5%
Inditex SA	557,603	19,073,736
L Brands, Inc.	650,683	45,690,960
Ross Stores, Inc.	959,300	64,839,087
TJX Companies, Inc.	1,245,000	97,533,300
		227,137,083
Automotive Retail - 9.6%
AutoZone, Inc. (a)	119,763	93,795,986
O'Reilly Automotive, Inc. (a)	343,486	94,286,907
		188,082,893
Home Improvement Retail - 18.7%
Home Depot, Inc.	2,760,200	357,169,880
Lowe's Companies, Inc.	168,700	11,901,785
		369,071,665
Homefurnishing Retail - 0.2%
Restoration Hardware Holdings, Inc. (a)	102,100	3,680,705
Specialty Stores - 7.6%
Sally Beauty Holdings, Inc. (a)	777,500	20,362,725
Signet Jewelers Ltd.	246,700	22,521,243
Tiffany & Co., Inc. (b)	367,200	30,286,656
Tractor Supply Co.	408,500	30,666,095
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	179,700	46,632,150
		150,468,869

TOTAL SPECIALTY RETAIL		938,441,215

Technology Hardware, Storage & Peripherals - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	89,500	9,891,540
Textiles, Apparel & Luxury Goods - 2.7%
Apparel, Accessories & Luxury Goods - 2.0%
G-III Apparel Group Ltd. (a)	477,226	12,961,458
lululemon athletica, Inc. (a)	177,157	10,096,177
Luxottica Group SpA	93,700	4,876,049
VF Corp.	215,800	11,763,258
		39,696,942
Footwear - 0.7%
NIKE, Inc. Class B	254,140	12,724,790

TOTAL TEXTILES, APPAREL & LUXURY GOODS		52,421,732

TOTAL COMMON STOCKS
(Cost $1,301,743,838)		1,904,696,833

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.39% (c)	42,398,522	42,407,001
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	34,999,306	35,006,306
TOTAL MONEY MARKET FUNDS
(Cost $77,405,630)		77,413,307
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $1,379,149,468)		1,982,110,140
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,783,751)
NET ASSETS - 100%		$1,972,326,389

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,660
Fidelity Securities Lending Cash Central Fund	73,806
Total	$186,466

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,904,696,833	$1,899,820,784	$4,876,049	$--
Money Market Funds	77,413,307	77,413,307	--	--
Total Investments in Securities:	$1,982,110,140	$1,977,234,091	$4,876,049	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes $1,379,824,821. Net unrealized appreciation aggregated $602,285,319, of which $639,963,535 related to appreciated investment securities and $37,678,216 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Consumer Finance Portfolio

November 30, 2016

SAV-QTLY-0117
1.810686.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Banks - 4.1%
Diversified Banks - 4.1%
Bank of America Corp.	69,400	$1,465,728
Wells Fargo & Co.	44,800	2,370,816
		3,836,544
Consumer Finance - 42.1%
Consumer Finance - 42.1%
Ally Financial, Inc.	208,500	4,049,070
American Express Co.	32,100	2,312,484
Capital One Financial Corp.	72,100	6,059,284
Credit Acceptance Corp. (a)(b)	12,175	2,335,652
Discover Financial Services	75,300	5,103,081
First Cash Financial Services, Inc.	26,011	1,193,905
LendingClub Corp. (a)(b)	77,600	439,216
Navient Corp.	162,700	2,803,321
OneMain Holdings, Inc. (a)	111,500	2,271,255
Santander Consumer U.S.A. Holdings, Inc. (a)	195,000	2,687,100
SLM Corp. (a)	310,300	3,124,721
Synchrony Financial	211,300	7,302,528
		39,681,617
IT Services - 15.4%
Data Processing & Outsourced Services - 15.4%
Blackhawk Network Holdings, Inc. (a)	25,300	910,800
FleetCor Technologies, Inc. (a)	7,200	1,075,248
Global Payments, Inc.	30,800	2,111,340
MasterCard, Inc. Class A	49,900	5,099,780
PayPal Holdings, Inc. (a)	11,800	463,504
Total System Services, Inc.	6,900	339,618
Visa, Inc. Class A	57,736	4,464,148
		14,464,438
Mortgage Real Estate Investment Trusts - 12.8%
Mortgage REITs - 12.8%
Agnc Investment Corp.	131,300	2,450,058
Altisource Residential Corp. Class B	28,900	340,442
Annaly Capital Management, Inc.	258,215	2,638,957
Capstead Mortgage Corp.	35,000	361,900
Chimera Investment Corp.	96,980	1,644,781
Invesco Mortgage Capital, Inc.	47,057	701,149
MFA Financial, Inc.	171,400	1,340,348
New Residential Investment Corp.	92,250	1,425,263
PennyMac Mortgage Investment Trust	29,200	475,376
Redwood Trust, Inc.	41,700	634,674
		12,012,948
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Equifax, Inc.	3,400	389,130
Thrifts & Mortgage Finance - 23.5%
Thrifts & Mortgage Finance - 23.5%
Astoria Financial Corp.	70,800	1,157,580
BofI Holding, Inc. (a)(b)	25,600	604,928
Capitol Federal Financial, Inc.	70,500	1,121,655
EverBank Financial Corp.	42,000	810,600
HomeStreet, Inc. (a)	13,900	403,795
Kearny Financial Corp.	43,100	652,965
Meridian Bancorp, Inc.	64,000	1,136,000
MGIC Investment Corp. (a)	199,328	1,807,905
Nationstar Mortgage Holdings, Inc. (a)(b)	68,000	1,154,640
New York Community Bancorp, Inc.	276,900	4,424,862
Northwest Bancshares, Inc.	38,600	701,362
PHH Corp. (a)	18,000	261,360
Provident Financial Services, Inc.	33,600	905,184
Radian Group, Inc.	110,665	1,611,282
TFS Financial Corp.	167,100	3,113,073
Washington Federal, Inc.	40,400	1,310,980
WSFS Financial Corp.	22,700	968,155
		22,146,326
TOTAL COMMON STOCKS
(Cost $74,153,407)		92,531,003

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.39% (c)	1,353,253	1,353,523
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	4,423,632	4,424,516
TOTAL MONEY MARKET FUNDS
(Cost $5,777,459)		5,778,039
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $79,930,866)		98,309,042
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(4,173,586)
NET ASSETS - 100%		$94,135,456

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,125
Fidelity Securities Lending Cash Central Fund	71,784
Total	$72,909

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $80,328,665. Net unrealized appreciation aggregated $17,980,377, of which $20,872,920 related to appreciated investment securities and $2,892,543 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

November 30, 2016

TRN-QTLY-0117
1.810722.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Air Freight & Logistics - 31.8%
Air Freight & Logistics - 31.8%
Air Transport Services Group, Inc. (a)	219,300	$3,552,660
Atlas Air Worldwide Holdings, Inc. (a)	22,500	1,111,500
C.H. Robinson Worldwide, Inc.	22,596	1,691,311
Expeditors International of Washington, Inc.	316,200	16,676,388
FedEx Corp.	277,700	53,226,759
Forward Air Corp.	241,244	11,671,385
Park-Ohio Holdings Corp.	49,870	2,102,021
United Parcel Service, Inc. Class B	649,000	75,232,081
XPO Logistics, Inc. (a)(b)	36,200	1,611,986
		166,876,091
Airlines - 27.3%
Airlines - 27.3%
Alaska Air Group, Inc.	222,800	18,329,756
Allegiant Travel Co.	34,800	5,686,320
American Airlines Group, Inc.	712,400	33,083,856
Delta Air Lines, Inc.	515,502	24,836,886
Hawaiian Holdings, Inc. (a)	102,900	5,283,915
JetBlue Airways Corp. (a)	965,700	19,400,913
SkyWest, Inc.	242,900	8,950,865
Southwest Airlines Co.	438,400	20,433,824
Spirit Airlines, Inc. (a)	110,059	6,119,280
Virgin America, Inc. (a)(b)	20,400	1,152,600
		143,278,215
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Hertz Global Holdings, Inc. (a)	42,900	1,080,222
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Stamps.com, Inc. (a)	22,100	2,347,020
Machinery - 1.8%
Construction Machinery & Heavy Trucks - 0.7%
Allison Transmission Holdings, Inc.	113,800	3,774,746
Industrial Machinery - 1.1%
Global Brass & Copper Holdings, Inc.	45,500	1,303,575
TriMas Corp. (a)	192,000	4,118,400
		5,421,975

TOTAL MACHINERY		9,196,721

Marine - 0.3%
Marine - 0.3%
Kirby Corp. (a)	13,700	869,265
Matson, Inc.	19,400	729,634
		1,598,899
Oil, Gas & Consumable Fuels - 0.4%
Oil & Gas Storage & Transport - 0.4%
Scorpio Tankers, Inc.	437,900	1,852,317
Road & Rail - 34.3%
Railroads - 26.2%
CSX Corp.	866,019	31,012,140
Genesee & Wyoming, Inc. Class A (a)	171,200	13,079,680
Kansas City Southern	90,400	8,019,384
Norfolk Southern Corp.	240,900	25,646,214
Union Pacific Corp.	587,195	59,500,469
		137,257,887
Trucking - 8.1%
AMERCO	2,700	921,942
Avis Budget Group, Inc. (a)	167,700	6,421,233
Celadon Group, Inc.	143,700	1,156,785
J.B. Hunt Transport Services, Inc.	37,700	3,595,449
Landstar System, Inc.	134,200	10,930,590
Marten Transport Ltd.	124,500	3,031,575
Roadrunner Transportation Systems, Inc. (a)	104,200	1,045,126
Ryder System, Inc.	97,400	7,626,420
Saia, Inc. (a)	18,288	763,524
Swift Transporation Co. (a)	27,300	681,681
Universal Logistics Holdings I	81,490	1,157,158
YRC Worldwide, Inc. (a)	424,800	5,386,464
		42,717,947

TOTAL ROAD & RAIL		179,975,834

Transportation Infrastructure - 0.8%
Airport Services - 0.8%
Macquarie Infrastructure Co. LLC	49,000	4,015,060
TOTAL COMMON STOCKS
(Cost $359,414,690)		510,220,379

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.39% (c)	30,591,186	30,597,304
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	2,187,454	2,187,891
TOTAL MONEY MARKET FUNDS
(Cost $32,783,653)		32,785,195
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $392,198,343)		543,005,574
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(18,642,933)
NET ASSETS - 100%		$524,362,641

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,699
Fidelity Securities Lending Cash Central Fund	7,090
Total	$47,789

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $394,530,663. Net unrealized appreciation aggregated $148,474,911, of which $150,936,381 related to appreciated investment securities and $2,461,470 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Air Transportation Portfolio

November 30, 2016

AIR-QTLY-0117
1.810665.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Aerospace & Defense - 23.7%
Aerospace & Defense - 23.7%
Astronics Corp. (a)	45,100	$1,665,092
Astronics Corp. Class B	4,755	176,838
BE Aerospace, Inc.	141,900	8,519,676
Moog, Inc. Class A (a)	33,300	2,325,339
Rockwell Collins, Inc.	138,000	12,795,360
Spirit AeroSystems Holdings, Inc. Class A	203,900	11,877,175
Taser International, Inc. (a)	29,300	797,839
Textron, Inc.	312,200	14,370,566
The Boeing Co.	152,300	22,930,288
Wesco Aircraft Holdings, Inc. (a)	186,500	2,750,875
		78,209,048
Air Freight & Logistics - 28.8%
Air Freight & Logistics - 28.8%
Air Transport Services Group, Inc. (a)	177,900	2,881,980
Atlas Air Worldwide Holdings, Inc. (a)	36,500	1,803,100
C.H. Robinson Worldwide, Inc. (b)	42,700	3,196,095
Expeditors International of Washington, Inc.	243,800	12,858,012
FedEx Corp.	169,500	32,488,067
Forward Air Corp.	152,650	7,385,207
Hub Group, Inc. Class A (a)	30,778	1,318,837
Park-Ohio Holdings Corp.	17,990	758,279
United Parcel Service, Inc. Class B	279,100	32,353,272
		95,042,849
Airlines - 40.6%
Airlines - 40.6%
Air Canada (a)	294,800	2,962,704
Alaska Air Group, Inc.	183,600	15,104,772
Allegiant Travel Co.	32,300	5,277,820
American Airlines Group, Inc.	489,200	22,718,448
Chorus Aviation, Inc. Class B	159,146	779,558
Dart Group PLC	94,086	561,526
Delta Air Lines, Inc.	437,202	21,064,392
Exchange Income Corp. (b)	71,500	2,245,120
Hawaiian Holdings, Inc. (a)	106,200	5,453,370
JetBlue Airways Corp. (a)	767,000	15,409,030
LATAM Airlines Group SA sponsored ADR (a)(b)	343,200	2,978,976
Ryanair Holdings PLC sponsored ADR	71,500	5,708,560
SkyWest, Inc.	186,300	6,865,155
Southwest Airlines Co.	318,100	14,826,641
Spirit Airlines, Inc. (a)	112,800	6,271,680
Virgin America, Inc. (a)(b)	25,500	1,440,750
WestJet Airlines Ltd.	270,900	4,247,118
		133,915,620
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Stamps.com, Inc. (a)	14,600	1,550,520
Machinery - 1.2%
Industrial Machinery - 1.2%
Global Brass & Copper Holdings, Inc.	45,887	1,314,663
TriMas Corp. (a)	121,800	2,612,610
		3,927,273
TOTAL COMMON STOCKS
(Cost $227,406,221)		312,645,310

Nonconvertible Preferred Stocks - 1.9%
Aerospace & Defense - 1.9%
Aerospace & Defense - 1.9%
Embraer SA sponsored ADR
(Cost $7,678,856)	311,600	6,104,244

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.39% (c)	16,704,055	16,707,395
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	6,148,655	6,149,885
TOTAL MONEY MARKET FUNDS
(Cost $22,855,770)		22,857,280
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $257,940,847)		341,606,834
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(11,893,835)
NET ASSETS - 100%		$329,712,999

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,785
Fidelity Securities Lending Cash Central Fund	22,027
Total	$44,812

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $258,853,533. Net unrealized appreciation aggregated $82,753,301, of which $85,729,302 related to appreciated investment securities and $2,976,001 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Multimedia Portfolio

November 30, 2016

BAM-QTLY-0117
1.810700.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Internet & Direct Marketing Retail - 2.0%
Internet & Direct Marketing Retail - 2.0%
Netflix, Inc. (a)	94,200	$11,021,400
Internet Software & Services - 6.2%
Internet Software & Services - 6.2%
Alphabet, Inc.:
Class A (a)	10,000	7,758,800
Class C (a)	10,214	7,742,621
Facebook, Inc. Class A (a)	150,200	17,786,684
		33,288,105
Media - 90.2%
Advertising - 4.0%
Interpublic Group of Companies, Inc.	612,900	14,752,503
Omnicom Group, Inc.	77,200	6,711,768
		21,464,271
Broadcasting - 3.6%
CBS Corp. Class B	226,800	13,771,296
Cumulus Media, Inc. Class A (a)	26	31
Discovery Communications, Inc.:
Class A (a)	450	12,191
Class C (non-vtg.) (a)	213,100	5,634,364
Entercom Communications Corp. Class A	3,053	46,406
		19,464,288
Cable & Satellite - 41.6%
Charter Communications, Inc. Class A (a)	168,471	46,381,751
Comcast Corp. Class A	1,707,850	118,712,655
DISH Network Corp. Class A (a)	223,000	12,811,350
Liberty Broadband Corp.:
Class A (a)	35,623	2,476,867
Class C (a)	91,540	6,527,717
Liberty Global PLC:
Class A (a)	26,938	843,698
Class C (a)	532,047	16,200,831
LiLAC Class C (a)	66,382	1,405,307
Sirius XM Holdings, Inc. (b)	892,200	4,077,354
Starz Series A (a)	461,300	15,619,618
		225,057,148
Movies & Entertainment - 41.0%
AMC Entertainment Holdings, Inc. Class A	12,185	413,681
Carmike Cinemas, Inc. (a)(b)	88,200	2,981,160
Cinemark Holdings, Inc.	185,900	7,406,256
Liberty Media Corp. Liberty SiriusXM Class C (a)	327,786	11,721,627
Lions Gate Entertainment Corp. (b)	460,177	10,768,142
Live Nation Entertainment, Inc. (a)	551,700	15,271,056
The Madison Square Garden Co. (a)	50,899	8,838,102
The Walt Disney Co.	1,066,404	105,701,964
Time Warner, Inc.	294,082	27,002,609
Twenty-First Century Fox, Inc. Class A	730,807	20,542,985
Viacom, Inc. Class B (non-vtg.)	290,100	10,872,948
		221,520,530
Publishing - 0.0%
Gannett Co., Inc.	6,937	66,179

TOTAL MEDIA		487,572,416

TOTAL COMMON STOCKS
(Cost $291,158,748)		531,881,921

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.39% (c)	200,778	200,818
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	17,569,741	17,573,255
TOTAL MONEY MARKET FUNDS
(Cost $17,771,610)		17,774,073
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $308,930,358)		549,655,994
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(8,992,483)
NET ASSETS - 100%		$540,663,511

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,090
Fidelity Securities Lending Cash Central Fund	473,782
Total	$477,872

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $313,061,936. Net unrealized appreciation aggregated $236,594,058, of which $245,361,615 related to appreciated investment securities and $8,767,557 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Pharmaceuticals Portfolio

November 30, 2016

PHR-QTLY-0117
1.810707.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Biotechnology - 16.1%
Biotechnology - 16.1%
AbbVie, Inc.	351,990	$21,400,992
Ablynx NV (a)(b)	334,100	3,486,074
AC Immune SA (b)	121,400	1,407,026
Aduro Biotech, Inc. (a)(b)	70,171	799,949
Advanced Accelerator Applications SA sponsored ADR	82,200	2,404,350
Alexion Pharmaceuticals, Inc. (a)	71,386	8,751,210
Alnylam Pharmaceuticals, Inc. (a)	38,500	1,688,995
Amgen, Inc.	151,300	21,797,791
BeiGene Ltd. ADR	48,633	1,541,666
Bellicum Pharmaceuticals, Inc. (a)(b)	142,300	2,551,439
Biogen, Inc. (a)	13,900	4,087,573
Corvus Pharmaceuticals, Inc.	134,900	2,081,507
Curis, Inc. (a)	422,700	1,221,603
Cytokinetics, Inc. (a)(b)	206,000	2,472,000
Five Prime Therapeutics, Inc. (a)	51,500	2,962,280
Gilead Sciences, Inc.	119,700	8,821,890
Ligand Pharmaceuticals, Inc. Class B (a)	25,800	2,693,520
Macrogenics, Inc. (a)	101,200	2,624,116
Neurocrine Biosciences, Inc. (a)	44,600	2,071,670
PeptiDream, Inc. (a)(b)	35,000	1,755,790
Pfenex, Inc. (a)	279,900	2,594,673
Repligen Corp. (a)	151,200	4,868,640
Shire PLC sponsored ADR	344,400	60,132,240
Spark Therapeutics, Inc. (a)	8,250	453,833
Ultragenyx Pharmaceutical, Inc. (a)	32,500	2,544,425
uniQure B.V. (a)	250,618	1,573,881
Vertex Pharmaceuticals, Inc. (a)	71,300	5,818,793
Xencor, Inc. (a)	146,968	3,756,502
		178,364,428
Chemicals - 0.5%
Specialty Chemicals - 0.5%
Codexis, Inc. (a)	1,287,621	6,116,200
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Insulet Corp. (a)	106,500	3,583,725
Health Care Providers & Services - 1.4%
Managed Health Care - 1.4%
Humana, Inc.	41,900	8,909,616
UnitedHealth Group, Inc.	40,300	6,380,296
		15,289,912
Household Products - 1.2%
Household Products - 1.2%
Colgate-Palmolive Co.	106,900	6,973,087
Reckitt Benckiser Group PLC	73,380	6,198,674
		13,171,761
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	203,300	8,941,134
ICON PLC (a)	37,300	2,821,372
		11,762,506
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	58,000
Pharmaceuticals - 78.2%
Pharmaceuticals - 78.2%
Aerie Pharmaceuticals, Inc. (a)	132,700	4,929,805
Ajanta Pharma Ltd.	38,715	1,070,625
Akorn, Inc. (a)	340,500	7,225,410
Allergan PLC	336,038	65,292,183
Amphastar Pharmaceuticals, Inc. (a)	161,400	3,271,578
Astellas Pharma, Inc.	565,300	7,882,080
AstraZeneca PLC sponsored ADR (b)	2,106,500	55,063,910
Bristol-Myers Squibb Co.	1,180,910	66,650,560
Catalent, Inc. (a)	297,400	7,116,782
Clearside Biomedical, Inc.	40,600	594,384
Corium International, Inc. (a)	150,000	759,000
DepoMed, Inc. (a)(b)	301,400	5,756,740
Dermira, Inc. (a)	301,300	9,635,574
Eli Lilly & Co.	429,600	28,834,752
Endo International PLC (a)	917,800	14,693,978
GlaxoSmithKline PLC sponsored ADR (b)	2,289,900	86,535,321
Horizon Pharma PLC (a)	744,500	14,741,100
Impax Laboratories, Inc. (a)	311,139	4,495,959
Intra-Cellular Therapies, Inc. (a)	92,400	1,288,056
Jazz Pharmaceuticals PLC (a)	138,000	14,300,940
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,672,266	11,374,929
Johnson & Johnson	575,300	64,030,890
Lannett Co., Inc. (a)	73,055	1,672,960
Mallinckrodt PLC (a)	448,600	23,641,220
Merck & Co., Inc.	698,436	42,737,299
Mylan N.V. (a)	507,800	18,590,558
Nektar Therapeutics (a)	249,400	3,063,879
Novartis AG sponsored ADR	516,698	35,528,154
Novo Nordisk A/S Series B sponsored ADR	517,800	17,398,080
Perrigo Co. PLC	378,852	32,710,082
Pfizer, Inc.	1,316,988	42,327,994
Prestige Brands Holdings, Inc. (a)	121,200	5,765,484
Richter Gedeon PLC	257,400	5,140,607
Sanofi SA sponsored ADR (b)	2,255,722	90,680,024
Shionogi & Co. Ltd.	74,800	3,569,430
Sucampo Pharmaceuticals, Inc. Class A (a)	171,100	2,780,375
Supernus Pharmaceuticals, Inc. (a)	159,100	3,428,605
Teva Pharmaceutical Industries Ltd. sponsored ADR	636,289	23,988,095
The Medicines Company (a)	167,116	5,865,772
TherapeuticsMD, Inc. (a)(b)	1,568,500	9,316,890
Theravance Biopharma, Inc. (a)(b)	354,327	9,864,464
Valeant Pharmaceuticals International, Inc. (Canada) (a)	749,827	11,839,770
		865,454,298
TOTAL COMMON STOCKS
(Cost $1,024,679,622)		1,093,800,830

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(c)	112,714	242,335
Nonconvertible Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Sartorius AG (non-vtg.)	968	71,918
TOTAL PREFERRED STOCKS
(Cost $271,269)		314,253

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.39% (d)	2,759,823	2,760,375
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	52,373,875	52,384,350
TOTAL MONEY MARKET FUNDS
(Cost $55,134,250)		55,144,725
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $1,080,085,141)		1,149,259,808
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(42,314,794)
NET ASSETS - 100%		$1,106,945,014

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $242,335 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,577
Fidelity Securities Lending Cash Central Fund	472,530
Total	$480,107

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,093,800,830	$1,061,949,302	$31,851,528	$--
Preferred Stocks	314,253	71,918	--	242,335
Money Market Funds	55,144,725	55,144,725	--	--
Total Investments in Securities:	$1,149,259,808	$1,117,165,945	$31,851,528	$242,335

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,088,215,522. Net unrealized appreciation aggregated $61,044,286, of which $155,111,888 related to appreciated investment securities and $94,067,602 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Materials Portfolio

November 30, 2016

IND-QTLY-0117
1.810697.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 64.5%
Commodity Chemicals - 8.5%
LyondellBasell Industries NV Class A	895,796	$80,908,295
Olin Corp.	712,300	18,519,800
Trinseo SA	209,300	12,254,515
Westlake Chemical Corp.	132,000	7,810,440
		119,493,050
Diversified Chemicals - 27.4%
Ashland Global Holdings, Inc.	330,700	37,269,890
E.I. du Pont de Nemours & Co.	2,916,400	214,676,205
Eastman Chemical Co.	714,848	53,699,382
Ingevity Corp. (a)	267,019	13,983,785
The Chemours Co. LLC	1,045,500	25,844,760
The Dow Chemical Co.	753,300	41,973,876
		387,447,898
Fertilizers & Agricultural Chemicals - 9.7%
Agrium, Inc.	210,500	21,216,106
CF Industries Holdings, Inc.	429,910	12,441,595
Monsanto Co.	786,530	80,784,496
The Scotts Miracle-Gro Co. Class A	251,501	22,954,496
		137,396,693
Industrial Gases - 4.0%
Air Products & Chemicals, Inc.	394,300	56,960,578
Specialty Chemicals - 14.9%
Axalta Coating Systems (a)	521,500	13,778,030
Ecolab, Inc.	536,320	62,604,634
Frutarom Industries Ltd.	258,196	13,882,592
Platform Specialty Products Corp. (a)	138,001	1,290,309
PPG Industries, Inc.	616,600	59,150,438
Sherwin-Williams Co.	53,300	14,320,111
W.R. Grace & Co.	696,140	45,430,096
		210,456,210

TOTAL CHEMICALS		911,754,429

Construction Materials - 4.0%
Construction Materials - 4.0%
Eagle Materials, Inc.	579,115	56,289,978
Containers & Packaging - 17.3%
Metal & Glass Containers - 5.3%
Ball Corp.	988,482	74,195,459
Paper Packaging - 12.0%
Graphic Packaging Holding Co.	5,664,595	71,203,959
WestRock Co.	1,931,319	98,883,533
		170,087,492

TOTAL CONTAINERS & PACKAGING		244,282,951

Metals & Mining - 11.1%
Copper - 3.0%
Freeport-McMoRan, Inc.	2,760,200	42,369,070
Diversified Metals & Mining - 4.7%
Alcoa Corp.	411,200	11,912,464
Compass Minerals International, Inc. (b)	218,733	16,962,744
Glencore Xstrata PLC (a)	2,850,871	9,962,658
Rio Tinto PLC	739,700	27,909,591
		66,747,457
Gold - 2.7%
B2Gold Corp. (a)	416,047	1,006,590
Barrick Gold Corp.	825,100	12,376,807
Franco-Nevada Corp.	209,400	12,163,688
Randgold Resources Ltd. sponsored ADR (b)	181,800	13,067,784
		38,614,869
Steel - 0.7%
AK Steel Holding Corp. (a)(b)	1,029,100	9,395,683

TOTAL METALS & MINING		157,127,079

Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
Nexeo Solutions, Inc. (a)	640,000	4,800,000
Nexeo Solutions, Inc. (c)	1,116,600	8,374,500
Univar, Inc. (a)	633,000	15,761,700
		28,936,200
TOTAL COMMON STOCKS
(Cost $1,139,548,619)		1,398,390,637

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.39% (d)	19,850,999	19,854,969
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	24,816,781	24,821,745
TOTAL MONEY MARKET FUNDS
(Cost $44,672,898)		44,676,714
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $1,184,221,517)		1,443,067,351
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(30,334,179)
NET ASSETS - 100%		$1,412,733,172

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,374,500 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$11,166,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,702
Fidelity Securities Lending Cash Central Fund	64,469
Total	$106,171

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,398,390,637	$1,370,481,046	$27,909,591	$--
Money Market Funds	44,676,714	44,676,714	--	--
Total Investments in Securities:	$1,443,067,351	$1,415,157,760	$27,909,591	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,187,843,901. Net unrealized appreciation aggregated $255,223,450, of which $293,866,399 related to appreciated investment securities and $38,642,949 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Wireless Portfolio

November 30, 2016

WIR-QTLY-0117
1.810702.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Communications Equipment - 4.6%
Communications Equipment - 4.6%
CommScope Holding Co., Inc. (a)	57,500	$2,068,850
Harris Corp.	16,600	1,719,096
Motorola Solutions, Inc.	10,968	880,182
NETGEAR, Inc. (a)	24,300	1,304,910
Nokia Corp. sponsored ADR	121,900	524,170
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,900	9,728
Telit Communications PLC (b)	879,200	2,948,147
ViaSat, Inc. (a)	1	71
		9,455,154
Diversified Telecommunication Services - 20.6%
Alternative Carriers - 0.1%
Iliad SA	111	21,117
ORBCOMM, Inc. (a)	35,000	294,350
		315,467
Integrated Telecommunication Services - 20.5%
AT&T, Inc.	68,400	2,642,292
BCE, Inc.	68,300	2,943,413
BT Group PLC	39,400	175,739
BT Group PLC sponsored ADR (b)	273,100	6,152,943
Cellnex Telecom Sau	101,300	1,419,336
Chunghwa Telecom Co. Ltd. sponsored ADR (b)	42,900	1,430,715
Deutsche Telekom AG	103,000	1,620,940
Euskaltel, S.A.	236,300	2,008,800
Manitoba Telecom Services, Inc.	15,000	416,288
Masmovil Ibercom SA (a)(b)	136,449	3,760,002
Nippon Telegraph & Telephone Corp. sponsored ADR	58,500	2,352,285
Orange SA	316,700	4,616,928
SBA Communications Corp. Class A (a)	23,600	2,335,456
SFR Group SA	164,500	4,156,393
TDC A/S	295,898	1,505,548
Telecom Italia SpA (a)	2,304,100	1,735,737
Telecom Italia SpA sponsored ADR (a)(b)	25,400	189,992
Telefonica SA sponsored ADR (b)	15,697	130,128
Verizon Communications, Inc.	44,601	2,225,590
Zegona Communications PLC	133,795	211,766
		42,030,291

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		42,345,758

Equity Real Estate Investment Trusts (REITs) - 6.4%
Specialized REITs - 6.4%
American Tower Corp.	128,392	13,130,650
Crown Castle International Corp.	1	83
		13,130,733
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc. (a)	1	117
Internet Software & Services - 3.3%
Internet Software & Services - 3.3%
Alphabet, Inc. Class C (a)	2,452	1,858,714
Endurance International Group Holdings, Inc. (a)(b)	174,401	1,386,488
Facebook, Inc. Class A (a)	16,400	1,942,088
Shopify, Inc. Class A (a)	500	20,835
Wix.com Ltd. (a)	30,200	1,494,900
		6,703,025
Media - 8.8%
Broadcasting - 0.0%
Entercom Communications Corp. Class A	1,000	15,200
Cable & Satellite - 8.8%
Altice NV:
Class A (a)(b)	439,874	7,575,758
Class B (a)	401,633	6,978,872
Liberty Global PLC Class A (a)	30,000	939,600
NOS SGPS SA	448,600	2,543,175
		18,037,405

TOTAL MEDIA		18,052,605

Semiconductors & Semiconductor Equipment - 9.4%
Semiconductors - 9.4%
ams AG	20,000	586,210
Broadcom Ltd.	2,767	471,746
Dialog Semiconductor PLC (a)	32,100	1,272,562
Marvell Technology Group Ltd.	141,200	2,024,808
Maxim Integrated Products, Inc.	1	39
Qorvo, Inc. (a)	48,925	2,613,084
Qualcomm, Inc.	132,150	9,003,380
Skyworks Solutions, Inc.	43,400	3,335,290
		19,307,119
Software - 0.1%
Application Software - 0.1%
RingCentral, Inc. (a)	4,700	101,285
Technology Hardware, Storage & Peripherals - 25.7%
Technology Hardware, Storage & Peripherals - 25.7%
Apple, Inc.	457,605	50,574,507
BlackBerry Ltd. (a)	1,001	7,705
Samsung Electronics Co. Ltd.	1,494	2,215,166
		52,797,378
Wireless Telecommunication Services - 17.9%
Wireless Telecommunication Services - 17.9%
America Movil S.A.B. de CV Series L sponsored ADR	377,500	4,571,525
China Mobile Ltd. sponsored ADR	81,600	4,462,704
Leap Wireless International, Inc. rights (a)	16,600	54,448
NTT DOCOMO, Inc. sponsored ADR	1,300	29,679
Rogers Communications, Inc. Class B (non-vtg.)	6,500	251,135
Spok Holdings, Inc.	1	18
Sprint Corp. (a)	32	251
T-Mobile U.S., Inc. (a)	256,575	13,908,931
Telephone & Data Systems, Inc.	26,514	714,022
U.S. Cellular Corp. (a)	5,500	206,965
VimpelCom Ltd. sponsored ADR	1,288,200	4,328,352
Vodafone Group PLC sponsored ADR	334,281	8,169,828
		36,697,858
TOTAL COMMON STOCKS
(Cost $186,256,175)		198,591,032

Nonconvertible Preferred Stocks - 0.5%
Wireless Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
TIM Participacoes SA sponsored ADR
(Cost $1,083,967)	78,400	953,344

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.39% (c)	806,613	806,774
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	10,125,878	10,127,903
TOTAL MONEY MARKET FUNDS
(Cost $10,932,929)		10,934,677
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $198,273,071)		210,479,053
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(5,343,762)
NET ASSETS - 100%		$205,135,291

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,483
Fidelity Securities Lending Cash Central Fund	95,558
Total	$100,041

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$198,591,032	$195,004,168	$3,532,416	$54,448
Nonconvertible Preferred Stocks	953,344	953,344	--	--
Money Market Funds	10,934,677	10,934,677	--	--
Total Investments in Securities:	$210,479,053	$206,892,189	$3,532,416	$54,448

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$6,469,182

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $200,599,140. Net unrealized appreciation aggregated $9,879,913, of which $27,024,123 related to appreciated investment securities and $17,144,210 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Automotive Portfolio

November 30, 2016

AUT-QTLY-0117
1.810666.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Auto Components - 25.6%
Auto Parts & Equipment - 23.4%
BorgWarner, Inc.	16,210	$577,076
Delphi Automotive PLC	37,258	2,384,512
NGK Spark Plug Co. Ltd.	101,000	2,121,935
Stoneridge, Inc. (a)	52,640	835,397
Tenneco, Inc. (a)	43,806	2,582,364
Valeo SA	28,000	1,561,244
Visteon Corp.	28,540	2,245,242
		12,307,770
Tires & Rubber - 2.2%
The Goodyear Tire & Rubber Co.	36,800	1,129,392

TOTAL AUTO COMPONENTS		13,437,162

Automobiles - 43.0%
Automobile Manufacturers - 41.2%
EDAG Engineering Group AG	108,600	1,588,376
Ford Motor Co.	253,531	3,032,231
General Motors Co.	97,214	3,356,799
Honda Motor Co. Ltd. sponsored ADR (b)	56,895	1,692,057
Tata Motors Ltd. sponsored ADR	47,340	1,565,534
Tesla Motors, Inc. (a)(b)	25,200	4,772,880
Toyota Motor Corp. sponsored ADR (b)	47,617	5,644,041
		21,651,918
Motorcycle Manufacturers - 1.8%
Harley-Davidson, Inc.	15,720	957,191

TOTAL AUTOMOBILES		22,609,109

Commercial Services & Supplies - 5.1%
Diversified Support Services - 5.1%
KAR Auction Services, Inc.	63,280	2,667,885
Distributors - 4.0%
Distributors - 4.0%
LKQ Corp. (a)	63,400	2,081,422
Electronic Equipment & Components - 1.3%
Electronic Equipment & Instruments - 1.3%
Research Frontiers, Inc. (a)(b)	374,292	662,497
Household Durables - 2.0%
Consumer Electronics - 2.0%
Harman International Industries, Inc.	9,640	1,054,327
Machinery - 4.7%
Construction Machinery & Heavy Trucks - 4.7%
Allison Transmission Holdings, Inc.	75,200	2,494,384
Software - 3.8%
Application Software - 3.8%
Mobileye NV (a)	54,300	2,021,589
Specialty Retail - 3.9%
Automotive Retail - 3.9%
AutoZone, Inc. (a)	2,600	2,036,268
TOTAL COMMON STOCKS
(Cost $36,340,958)		49,064,643

Nonconvertible Preferred Stocks - 2.0%
Automobiles - 2.0%
Automobile Manufacturers - 2.0%
Volkswagen AG
(Cost $1,108,991)	8,100	1,045,627

Money Market Funds - 21.5%
Fidelity Cash Central Fund, 0.39% (c)	2,300,352	2,300,812
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	8,991,430	8,993,229
TOTAL MONEY MARKET FUNDS
(Cost $11,293,164)		11,294,041
TOTAL INVESTMENT PORTFOLIO - 116.9%
(Cost $48,743,113)		61,404,311
NET OTHER ASSETS (LIABILITIES) - (16.9)%		(8,892,488)
NET ASSETS - 100%		$52,511,823

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,324
Fidelity Securities Lending Cash Central Fund	122,567
Total	$127,891

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$49,064,643	$46,942,708	$2,121,935	$--
Nonconvertible Preferred Stocks	1,045,627	1,045,627	--	--
Money Market Funds	11,294,041	11,294,041	--	--
Total Investments in Securities:	$61,404,311	$59,282,376	$2,121,935	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $49,118,242. Net unrealized appreciation aggregated $12,286,069, of which $14,366,724 related to appreciated investment securities and $2,080,655 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Insurance Portfolio

November 30, 2016

PRC-QTLY-0117
1.810674.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
Banks - 0.3%
Regional Banks - 0.3%
Hilltop Holdings, Inc.	500	$14,045
Huntington Bancshares, Inc.	126,800	1,579,928
		1,593,973
Capital Markets - 1.0%
Asset Management & Custody Banks - 1.0%
Apollo Global Management LLC Class A	153,444	2,955,331
Ares Management LP	215,614	3,686,999
		6,642,330
Consumer Finance - 0.1%
Consumer Finance - 0.1%
J.G. Wentworth Co. (a)	179,100	43,844
OneMain Holdings, Inc. (a)	29,000	590,730
		634,574
Diversified Financial Services - 2.8%
Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. Class B (a)	101,300	15,948,672
Other Diversified Financial Services - 0.4%
Voya Financial, Inc.	62,900	2,444,923

TOTAL DIVERSIFIED FINANCIAL SERVICES		18,393,595

Insurance - 88.4%
Insurance Brokers - 14.2%
Aon PLC	194,600	22,203,860
Arthur J. Gallagher & Co.	216,500	10,900,775
Brown & Brown, Inc.	339,100	14,699,985
Marsh & McLennan Companies, Inc.	485,000	33,615,350
Willis Group Holdings PLC	92,828	11,545,018
		92,964,988
Life & Health Insurance - 26.6%
AFLAC, Inc.	418,800	29,893,944
CNO Financial Group, Inc.	243,200	4,353,280
FBL Financial Group, Inc. Class A	300	22,965
Genworth Financial, Inc. Class A (a)	458,900	1,964,092
Lincoln National Corp.	10,900	698,690
MetLife, Inc.	834,675	45,915,472
Primerica, Inc.	50,700	3,584,490
Principal Financial Group, Inc.	437,500	25,239,375
Prudential Financial, Inc.	355,789	35,792,373
Sony Financial Holdings, Inc.	301,100	4,432,545
Torchmark Corp.	124,700	8,740,223
Unum Group	310,161	13,110,505
		173,747,954
Multi-Line Insurance - 14.5%
American International Group, Inc.	1,130,300	71,581,901
Assurant, Inc.	38,100	3,289,554
Hartford Financial Services Group, Inc.	290,300	13,678,936
Loews Corp.	118,500	5,291,025
Zurich Insurance Group AG	3,737	979,098
		94,820,514
Property & Casualty Insurance - 30.1%
Allied World Assurance Co. Holdings AG	276,900	12,961,689
Allstate Corp.	343,900	24,045,488
AmTrust Financial Services, Inc.	74,800	1,904,408
Arch Capital Group Ltd. (a)	79,000	6,534,880
Argo Group International Holdings, Ltd.	17,281	1,096,479
Aspen Insurance Holdings Ltd.	81,100	4,132,045
Assured Guaranty Ltd.	119,000	4,255,440
Axis Capital Holdings Ltd.	15,200	927,352
Beazley PLC	20,596	98,183
Chubb Ltd.	483,705	61,914,240
Employers Holdings, Inc.	800	28,280
esure Group PLC	174,900	433,512
First American Financial Corp.	71,400	2,694,636
FNF Group	126,900	4,053,186
FNFV Group (a)	21,299	272,627
Hanover Insurance Group, Inc.	45,400	3,931,186
Hiscox Ltd.	143,820	1,884,051
Markel Corp. (a)	10,100	9,073,234
MBIA, Inc. (a)	96,000	997,440
Mercury General Corp.	200	11,680
OneBeacon Insurance Group Ltd.	115,900	1,779,065
ProAssurance Corp.	60,800	3,407,840
Progressive Corp.	219,500	7,309,350
Selective Insurance Group, Inc.	23,900	982,290
The Travelers Companies, Inc.	267,400	30,309,790
W.R. Berkley Corp.	25,000	1,544,750
White Mountains Insurance Group Ltd.	260	217,612
XL Group Ltd.	288,000	10,405,440
		197,206,173
Reinsurance - 3.0%
Alleghany Corp. (a)	4,125	2,342,794
Endurance Specialty Holdings Ltd.	1,535	141,527
Everest Re Group Ltd.	3,200	673,760
Maiden Holdings Ltd.	700	10,780
Muenchener Rueckversicherungs AG	8,400	1,530,346
Reinsurance Group of America, Inc.	95,733	11,684,213
Third Point Reinsurance Ltd. (a)	46,300	548,655
Validus Holdings Ltd.	50,500	2,744,170
		19,676,245

TOTAL INSURANCE		578,415,874

IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Gocompare.com Group PLC (a)	174,900	131,301
TOTAL COMMON STOCKS
(Cost $439,521,024)		605,811,647

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Torchmark Corp. 6.125%
(Cost $76,079)	3,059	78,463

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 0.39% (b)	46,261,124	46,270,376
Fidelity Securities Lending Cash Central Fund 0.48% (b)	351	351
TOTAL MONEY MARKET FUNDS
(Cost $46,265,689)		46,270,727
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $485,862,792)		652,160,837
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,909,873
NET ASSETS - 100%		$654,070,710

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,712
Fidelity Securities Lending Cash Central Fund	3,111
Total	$95,823

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$605,811,647	$598,869,658	$6,941,989	$--
Nonconvertible Preferred Stocks	78,463	78,463	--	--
Money Market Funds	46,270,727	46,270,727	--	--
Total Investments in Securities:	$652,160,837	$645,218,848	$6,941,989	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $488,307,671. Net unrealized appreciation aggregated $163,853,166, of which $166,693,675 related to appreciated investment securities and $2,840,509 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Defense and Aerospace Portfolio

November 30, 2016

DEF-QTLY-0117
1.810679.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Aerospace & Defense - 91.5%
Aerospace & Defense - 91.5%
Airbus Group NV	108,400	$6,911,629
Arconic, Inc.	820,400	15,817,312
Astronics Corp. (a)	507,276	18,728,630
Astronics Corp. Class B	113,234	4,211,172
BAE Systems PLC	2,352,100	17,672,400
BWX Technologies, Inc.	693,800	27,169,208
Elbit Systems Ltd.	232,400	23,472,400
Elbit Systems Ltd. (Israel)	17,800	1,801,697
Engility Holdings, Inc. (a)	835,834	30,298,983
General Dynamics Corp.	732,900	128,514,015
HEICO Corp.	369,247	28,985,890
HEICO Corp. Class A	436,399	29,326,013
Hexcel Corp.	909,000	47,013,480
Huntington Ingalls Industries, Inc.	299,074	53,462,468
KEYW Holding Corp. (a)	77,454	970,499
L-3 Communications Holdings, Inc.	31,020	4,894,025
Lockheed Martin Corp.	224,815	59,632,179
Mercury Systems, Inc. (a)	162,293	4,821,725
Moog, Inc. Class A (a)	407,758	28,473,741
Northrop Grumman Corp.	592,200	147,842,729
Orbital ATK, Inc.	528,680	45,112,264
Raytheon Co.	438,606	65,589,141
Rockwell Collins, Inc.	679,067	62,963,092
Sparton Corp. (a)	64,767	1,579,019
Spirit AeroSystems Holdings, Inc. Class A	283,700	16,525,525
Taser International, Inc. (a)(b)	210,300	5,726,469
Teledyne Technologies, Inc. (a)	367,326	45,867,998
Textron, Inc.	972,331	44,756,396
The Boeing Co.	640,319	96,406,429
TransDigm Group, Inc.	288,933	72,646,424
United Technologies Corp.	1,324,001	142,621,388
		1,279,814,340
Containers & Packaging - 0.4%
Metal & Glass Containers - 0.4%
Ball Corp.	79,200	5,944,752
Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
Iridium Communications, Inc. (a)	212,832	1,872,922
Industrial Conglomerates - 0.7%
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	91,600	10,436,904
IT Services - 1.8%
IT Consulting & Other Services - 1.8%
CSRA, Inc.	337,600	10,806,576
Leidos Holdings, Inc.	267,130	13,677,056
		24,483,632
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	273,700	9,814,882
TOTAL COMMON STOCKS
(Cost $969,024,687)		1,332,367,432

Nonconvertible Preferred Stocks - 0.2%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR
(Cost $2,636,433)	135,000	2,644,650

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.39% (c)	86,698,233	86,715,573
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	595,265	595,384
TOTAL MONEY MARKET FUNDS
(Cost $87,306,236)		87,310,957
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $1,058,967,356)		1,422,323,039
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(22,903,488)
NET ASSETS - 100%		$1,399,419,551

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,410
Fidelity Securities Lending Cash Central Fund	5,675
Total	$93,085

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,332,367,432	$1,325,455,803	$6,911,629	$--
Nonconvertible Preferred Stocks	2,644,650	2,644,650	--	--
Money Market Funds	87,310,957	87,310,957	--	--
Total Investments in Securities:	$1,422,323,039	$1,415,411,410	$6,911,629	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,059,448,305. Net unrealized appreciation aggregated $362,874,734, of which $367,566,703 related to appreciated investment securities and $4,691,969 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Gold Portfolio

November 30, 2016

GOL-QTLY-0117
1.810695.112

Consolidated Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 6.3%
Metals & Mining - 6.3%
Gold - 6.3%
Evolution Mining Ltd.	3,121,243	$4,348,564
Newcrest Mining Ltd.	4,491,268	63,838,528
Northern Star Resources Ltd.	1,796,118	4,670,484
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	724,263
(Canada) (a)	1,300,000	541,949
Resolute Mng Ltd.	2,140,161	1,910,055
Saracen Mineral Holdings Ltd. (a)	8,622,787	5,974,151
Silver Lake Resources Ltd. (a)	3,945,985	1,698,213
St Barbara Ltd. (a)	1,847,257	2,958,476
		86,664,683
Bailiwick of Jersey - 7.2%
Metals & Mining - 7.2%
Gold - 7.2%
Randgold Resources Ltd. sponsored ADR	1,360,095	97,763,629
Canada - 59.7%
Metals & Mining - 59.7%
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	1,613,300	2,834,354
Gold - 57.9%
Agnico Eagle Mines Ltd. (Canada)	2,271,201	93,330,079
Alacer Gold Corp. (a)	1,576,963	2,887,910
Alamos Gold, Inc.	2,649,187	16,861,869
Argonaut Gold, Inc. (a)	6,313,462	11,608,912
B2Gold Corp. (a)	28,385,793	68,677,010
Barrick Gold Corp.	6,551,369	98,272,974
Centerra Gold, Inc.	531,700	2,746,965
Continental Gold, Inc. (a)(b)	7,854,400	19,587,761
Detour Gold Corp. (a)	2,561,900	32,650,732
Detour Gold Corp. (a)(c)	785,900	10,016,086
Eldorado Gold Corp. (a)	9,380,935	25,838,948
Franco-Nevada Corp.	1,314,400	76,351,248
Goldcorp, Inc.	3,750,800	49,506,204
Guyana Goldfields, Inc. (a)	4,378,400	17,926,896
Guyana Goldfields, Inc. (a)(c)	155,000	634,631
Integra Gold Corp. (a)	1,194,500	560,214
Kinross Gold Corp. (a)	2,930,391	9,685,801
Kirkland Lake Gold, Inc. (a)	1,131,900	6,285,993
Klondex Mines Ltd. (a)	424,600	2,054,567
New Gold, Inc. (a)	9,656,475	34,433,496
Novagold Resources, Inc. (a)	1,722,700	7,899,823
OceanaGold Corp.	9,940,532	27,602,311
Osisko Gold Royalties Ltd.	1,081,793	10,598,076
Pilot Gold, Inc. (a)	1,418,150	527,860
Premier Gold Mines Ltd. (a)(b)	14,906,222	25,411,485
Pretium Resources, Inc. (a)	1,652,083	14,426,363
Pretium Resources, Inc. (a)(c)	225,000	1,964,751
Primero Mining Corp. (a)	2,217,100	1,947,575
Richmont Mines, Inc. (a)	585,200	3,790,099
Sandstorm Gold Ltd. (a)	1,551,475	5,740,215
Seabridge Gold, Inc. (a)	1,273,007	11,838,965
SEMAFO, Inc. (a)	6,563,700	19,984,764
Tahoe Resources, Inc.	2,706,738	26,013,539
Teranga Gold Corp. (a)	1,230,000	769,151
Teranga Gold Corp. CDI unit (a)	3,338,072	2,117,423
Torex Gold Resources, Inc. (a)	2,646,400	39,637,883
Yamana Gold, Inc.	3,410,620	10,181,334
Yamana Gold, Inc. rights 12/21/16 (a)	218,788	53,748
		790,423,661
Precious Metals & Minerals - 0.5%
Dalradian Resources, Inc. (a)	210,000	214,174
Gold Standard Ventures Corp. (a)	2,724,500	6,084,642
Osisko Mining, Inc. (a)	495,500	833,641
		7,132,457
Silver - 1.1%
MAG Silver Corp. (a)	344,000	4,266,389
Silver Wheaton Corp.	546,700	9,946,660
		14,213,049
TOTAL METALS & MINING		814,603,521
Cayman Islands - 1.1%
Metals & Mining - 1.1%
Gold - 1.1%
Endeavour Mining Corp. (a)	997,240	15,018,362
China - 0.6%
Metals & Mining - 0.6%
Gold - 0.6%
Zijin Mining Group Co. Ltd. (H Shares)	23,649,000	7,927,209
Mexico - 0.4%
Metals & Mining - 0.4%
Precious Metals & Minerals - 0.4%
Industrias Penoles SA de CV	275,518	5,915,549
Peru - 1.1%
Metals & Mining - 1.1%
Gold - 1.1%
Compania de Minas Buenaventura SA sponsored ADR	1,393,928	15,570,176
South Africa - 5.3%
Metals & Mining - 5.3%
Gold - 5.3%
AngloGold Ashanti Ltd. sponsored ADR (a)	3,626,108	39,669,622
DRDGOLD Ltd. sponsored ADR	1,000	4,510
Gold Fields Ltd. sponsored ADR	4,770,626	14,645,822
Harmony Gold Mining Co. Ltd.	1,484,000	3,356,517
Harmony Gold Mining Co. Ltd. sponsored ADR	1,655,400	3,774,312
Sibanye Gold Ltd. ADR	1,355,306	11,262,593
		72,713,376
United Kingdom - 1.6%
Metals & Mining - 1.6%
Gold - 1.1%
Acacia Mining PLC	3,019,202	14,993,396
Precious Metals & Minerals - 0.5%
Fresnillo PLC	416,800	6,258,002
TOTAL METALS & MINING		21,251,398
United States of America - 11.4%
Metals & Mining - 11.4%
Gold - 11.4%
McEwen Mining, Inc.	939,010	2,657,398
Newmont Mining Corp.	3,331,400	108,070,616
Royal Gold, Inc.	645,613	44,960,489
		155,688,503
TOTAL COMMON STOCKS
(Cost $1,383,816,763)		1,293,116,406
	Troy Ounces

Commodities - 5.4%
Gold Bullion(a)	11,510	13,500,539
Silver Bullion(a)	3,647,000	60,188,265
TOTAL COMMODITIES
(Cost $74,657,012)		73,688,804
	Shares

Money Market Funds - 0.0%
Fidelity Securities Lending Cash Central Fund 0.48%(d)(e)
(Cost $57,968)	57,968	57,980
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,458,531,743)		1,366,863,190
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,336,107)
NET ASSETS - 100%		$1,365,527,083

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,615,468 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,554
Fidelity Securities Lending Cash Central Fund	8,656
Total	$53,210

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Cayman Gold Ltd.	$185,320,085	$77,712,864	$192,870,530	$--	$73,602,251

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2016, the Fund held $73,602,251 in the Subsidiary, representing 5.4% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Continental Gold, Inc.	$7,779,166	$1,720,977	$--	$--	$19,587,761
Premier Gold Mines Ltd.	25,711,502	10,382,137	--	--	25,411,485
Total	$33,490,668	$12,103,114	$--	$--	$44,999,246

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,293,116,406	$1,181,931,971	$111,184,435	$--
Commodities	73,688,804	73,688,804	--	--
Money Market Funds	57,980	57,980	--	--
Total Investments in Securities:	$1,366,863,190	$1,255,678,755	$111,184,435	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$30,819,197
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $1,592,601,568. Net unrealized depreciation aggregated $225,824,931, of which $243,818,960 related to appreciated investment securities and $469,643,891 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Construction and Housing Portfolio

November 30, 2016

HOU-QTLY-0117
1.810672.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Building Products - 17.7%
Building Products - 17.7%
A.O. Smith Corp.	230,484	$11,208,437
Builders FirstSource, Inc. (a)	338,208	3,740,580
Continental Building Products, Inc. (a)	195,073	4,369,635
Fortune Brands Home & Security, Inc.	198,684	10,957,423
Gibraltar Industries, Inc. (a)	71,852	3,233,340
Masco Corp.	95,500	3,022,575
Masonite International Corp. (a)	47,900	3,103,920
Owens Corning	175,943	9,039,951
Simpson Manufacturing Co. Ltd.	71,900	3,389,366
Trex Co., Inc. (a)	51,500	3,388,185
Tyco International Ltd.	314,154	14,130,647
		69,584,059
Construction & Engineering - 9.4%
Construction & Engineering - 9.4%
Chicago Bridge & Iron Co. NV	117,116	3,924,557
EMCOR Group, Inc.	111,128	7,708,949
Fluor Corp.	150,524	8,054,539
Jacobs Engineering Group, Inc. (a)	141,302	8,762,137
KBR, Inc.	196,254	3,279,404
MasTec, Inc. (a)	45,500	1,726,725
Valmont Industries, Inc.	23,200	3,454,480
		36,910,791
Construction Materials - 7.2%
Construction Materials - 7.2%
Martin Marietta Materials, Inc.	76,244	16,731,746
Summit Materials, Inc.	102,600	2,438,802
Vulcan Materials Co.	72,731	9,138,650
		28,309,198
Equity Real Estate Investment Trusts (REITs) - 19.8%
Residential REITs - 17.5%
American Homes 4 Rent Class A	215,969	4,550,467
Apartment Investment & Management Co. Class A	335,850	14,139,285
AvalonBay Communities, Inc.	147,198	24,212,599
Camden Property Trust (SBI)	168,722	13,280,109
Equity Lifestyle Properties, Inc.	74,500	5,172,535
Equity Residential (SBI)	121,950	7,318,220
		68,673,215
Specialized REITs - 2.3%
Extra Space Storage, Inc.	131,482	9,224,777

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		77,897,992

Household Durables - 10.4%
Home Furnishings - 0.7%
Mohawk Industries, Inc. (a)	14,553	2,873,344
Homebuilding - 9.1%
CalAtlantic Group, Inc.	93,377	3,117,858
Lennar Corp. Class A	184,110	7,832,039
M/I Homes, Inc. (a)	95,100	2,221,536
NVR, Inc. (a)	4,986	7,952,670
PulteGroup, Inc.	55,853	1,053,388
Taylor Morrison Home Corp. (a)	158,415	3,138,201
Toll Brothers, Inc. (a)	174,775	5,183,827
TopBuild Corp. (a)	146,900	5,331,001
		35,830,520
Household Appliances - 0.6%
Whirlpool Corp.	13,056	2,120,817

TOTAL HOUSEHOLD DURABLES		40,824,681

Real Estate Management & Development - 1.6%
Real Estate Development - 1.6%
Howard Hughes Corp. (a)	54,292	6,178,430
Specialty Retail - 32.8%
Home Improvement Retail - 32.8%
Home Depot, Inc.	726,360	93,990,983
Lowe's Companies, Inc.	490,770	34,623,824
		128,614,807
TOTAL COMMON STOCKS
(Cost $286,337,734)		388,319,958

Convertible Preferred Stocks - 0.4%
Household Durables - 0.4%
Homebuilding - 0.4%
Blu Homes, Inc. Series A, 5.00% (a)(b)
(Cost $4,000,001)	865,801	1,731,602

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.39% (c)
(Cost $1,432,709)	1,432,422	1,432,709
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $291,770,444)		391,484,269
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,095,685
NET ASSETS - 100%		$392,579,954

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,731,602 or 0.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,264
Fidelity Securities Lending Cash Central Fund	45,787
Total	$61,051

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$388,319,958	$388,319,958	$--	$--
Convertible Preferred Stocks	1,731,602	--	--	1,731,602
Money Market Funds	1,432,709	1,432,709	--	--
Total Investments in Securities:	$391,484,269	$389,752,667	$--	$1,731,602

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $292,380,886. Net unrealized appreciation aggregated $99,103,383, of which $109,600,078 related to appreciated investment securities and $10,496,695 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

November 30, 2016

BIO-QTLY-0117
1.810668.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Biotechnology - 86.1%
Biotechnology - 86.1%
AbbVie, Inc. (a)	272,340	$16,392,689
AC Immune SA	682,064	7,905,122
AC Immune SA	409,751	4,274,113
ACADIA Pharmaceuticals, Inc. (b)(c)	4,780,980	129,038,650
Acceleron Pharma, Inc. (b)(d)	3,669,602	123,628,891
Achillion Pharmaceuticals, Inc. (b)	1,183,120	4,898,117
Acorda Therapeutics, Inc. (b)(d)	2,491,011	51,813,029
Actelion Ltd.	335,177	64,615,611
Adamas Pharmaceuticals, Inc. (b)(c)(d)	1,823,733	27,355,995
Adaptimmune Therapeutics PLC sponsored ADR (b)(c)	3,497,755	14,585,638
ADMA Biologics, Inc. (b)(c)	372,800	2,065,312
Aduro Biotech, Inc. (a)(b)	1,711,378	19,509,709
Aduro Biotech, Inc. (b)(c)	750,337	8,553,842
Advanced Accelerator Applications SA sponsored ADR	301,947	8,831,950
Advaxis, Inc. (b)	602,152	5,003,883
Adverum Biotechnologies, Inc. (b)	657,857	1,874,892
Agenus, Inc. (b)(c)	1,315,518	5,419,934
Agenus, Inc. warrants 1/9/18 (b)	1,548,000	929
Agios Pharmaceuticals, Inc. (b)	308,390	17,951,382
Aimmune Therapeutics, Inc. (b)(c)(d)	1,106,487	25,117,255
Aimmune Therapeutics, Inc. (a)(d)	2,173,892	49,347,348
Akebia Therapeutics, Inc. (b)	779,378	6,710,445
Alder Biopharmaceuticals, Inc. (b)(c)(d)	3,213,343	75,674,228
Aldeyra Therapeutics, Inc. (b)(d)	1,211,252	6,237,948
Alexion Pharmaceuticals, Inc. (b)	4,737,317	580,747,691
Alkermes PLC (b)	2,521,111	143,274,738
Alnylam Pharmaceuticals, Inc. (b)(c)	1,811,378	79,465,153
AMAG Pharmaceuticals, Inc. (b)(c)	1,565,777	51,983,796
Amarin Corp. PLC ADR (b)(c)	1,661,031	5,381,740
Amgen, Inc.	1,482,346	213,561,588
Amicus Therapeutics, Inc. (b)	3,953,862	23,644,095
Applied Genetic Technologies Corp. (b)	765,894	7,046,225
Aptevo Therapeutics, Inc. (b)	101,833	193,483
Ardelyx, Inc. (b)(c)(d)	2,761,244	40,866,411
ARIAD Pharmaceuticals, Inc. (b)(c)(d)	10,520,744	141,819,629
Array BioPharma, Inc. (b)(c)	7,174,803	58,080,030
Ascendis Pharma A/S sponsored ADR (b)	142,632	2,928,235
Asterias Biotherapeutics, Inc. (c)	596,713	2,476,359
Asterias Biotherapeutics, Inc. warrants 2/15/17 (b)	119,342	56,687
Atara Biotherapeutics, Inc. (b)(c)(d)	2,345,583	46,559,823
aTyr Pharma, Inc. (a)(b)	675,659	2,094,543
aTyr Pharma, Inc. (b)(c)	201,820	625,642
Audentes Therapeutics, Inc.	277,400	4,557,682
Axovant Sciences Ltd. (b)	548,009	7,414,562
Bellicum Pharmaceuticals, Inc. (b)(c)	991,273	17,773,525
BioCryst Pharmaceuticals, Inc. (b)	265,121	1,482,026
Biogen, Inc. (b)	1,403,498	412,726,657
BioMarin Pharmaceutical, Inc. (b)	2,554,334	218,727,620
BioTime, Inc. warrants 10/1/18 (b)	30,113	20,477
bluebird bio, Inc. (b)	251,619	15,185,207
Blueprint Medicines Corp. (b)	1,265,944	37,180,775
Calithera Biosciences, Inc. (b)	307,440	1,076,040
Cara Therapeutics, Inc. (b)(c)	71,899	647,091
Catabasis Pharmaceuticals, Inc. (b)	552,198	1,971,347
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (b)	141,443	10,048
warrants 5/30/17 (b)	282,100	50,115
Celgene Corp. (b)	4,002,688	474,358,555
Celldex Therapeutics, Inc. (b)(c)	7,827,066	29,821,121
Chiasma, Inc. (a)(d)	1,530,734	2,984,931
Chiasma, Inc. (b)(d)	127,365	248,362
Chiasma, Inc. warrants (d)	382,683	159,158
Chimerix, Inc. (b)	1,485,567	7,264,423
Cidara Therapeutics, Inc. (a)(b)(d)	1,066,786	11,094,574
Cidara Therapeutics, Inc. (b)(d)	146,000	1,518,400
Clovis Oncology, Inc. (b)(c)	479,224	16,423,006
Colucid Pharmaceuticals, Inc. (b)	456,359	16,132,291
Corbus Pharmaceuticals Holdings, Inc. (b)(c)	870,600	6,616,560
Corvus Pharmaceuticals, Inc.	845,248	13,042,177
Cytokinetics, Inc. (b)(c)(d)	2,405,371	28,864,452
Cytokinetics, Inc. warrants 6/25/17 (b)	3,828,480	4,314,429
CytomX Therapeutics, Inc. (a)	287,485	3,202,583
DBV Technologies SA sponsored ADR (b)(c)	1,147,600	41,910,352
Dicerna Pharmaceuticals, Inc. (b)	683,098	2,035,632
Dynavax Technologies Corp. (b)(c)	1,219,316	5,243,059
Eagle Pharmaceuticals, Inc. (b)(c)	53,780	4,246,469
Edge Therapeutics, Inc. (b)(c)	168,343	2,038,634
Editas Medicine, Inc.	877,518	12,522,182
Emergent BioSolutions, Inc. (b)	131,367	3,515,381
Enanta Pharmaceuticals, Inc. (b)	233,028	7,326,400
Epizyme, Inc. (b)(c)(d)	5,722,274	63,517,241
Esperion Therapeutics, Inc. (b)(c)	614,906	6,493,407
Exact Sciences Corp. (b)(c)	1,761,946	26,023,942
Exelixis, Inc. (b)	6,568,071	111,131,761
Fate Therapeutics, Inc. (b)(d)	1,760,366	5,175,476
Fibrocell Science, Inc. (b)(d)	2,432,240	1,945,549
FibroGen, Inc. (b)	484,141	10,723,723
Five Prime Therapeutics, Inc. (b)	425,379	24,467,800
Foundation Medicine, Inc. (b)(c)	79,500	1,633,725
Galapagos Genomics NV sponsored ADR (b)	1,138,988	67,336,971
Genmab A/S (b)	952,947	165,060,653
Genomic Health, Inc. (b)	279,928	8,518,209
GenSight Biologics SA	446,321	3,713,312
Geron Corp. (b)(c)(d)	15,808,751	32,249,852
Gilead Sciences, Inc.	1,511,264	111,380,157
Global Blood Therapeutics, Inc. (b)(c)(d)	2,774,105	53,124,111
Halozyme Therapeutics, Inc. (b)(c)	6,105,564	72,106,711
Heron Therapeutics, Inc. (b)	788,379	12,101,618
Histogenics Corp. (b)(d)	1,132,386	2,185,505
Idera Pharmaceuticals, Inc. (b)(c)	1,986,900	3,357,861
Ignyta, Inc. (b)	424,759	2,654,744
Immune Design Corp. (b)	343,041	2,521,351
ImmunoGen, Inc. (b)(c)	640,678	1,140,407
Immunomedics, Inc. (b)(c)	908,464	2,925,254
Incyte Corp. (b)	2,702,459	276,434,531
Insys Therapeutics, Inc. (b)(c)	194,890	2,297,753
Intellia Therapeutics, Inc. (b)	927,003	14,600,297
Intercept Pharmaceuticals, Inc. (b)(c)	1,193,868	120,723,932
Intrexon Corp. (b)(c)	716,853	20,917,771
Ionis Pharmaceuticals, Inc. (b)	2,570,377	112,479,698
Ironwood Pharmaceuticals, Inc. Class A (b)	4,112,010	64,167,916
Juno Therapeutics, Inc. (b)(c)	1,448,027	29,032,941
Karyopharm Therapeutics, Inc. (b)(d)	3,571,115	32,961,391
Keryx Biopharmaceuticals, Inc. (b)(c)	2,433,225	14,112,705
Kite Pharma, Inc. (b)(c)	825,921	42,064,157
Kura Oncology, Inc. (b)(c)(d)	1,894,217	9,186,952
La Jolla Pharmaceutical Co. (b)(c)(d)	1,385,004	25,068,572
Lexicon Pharmaceuticals, Inc. (b)(c)	3,500,104	53,306,584
Ligand Pharmaceuticals, Inc. Class B (b)(c)	478,701	49,976,384
Lion Biotechnologies, Inc. (b)	1,527,582	10,158,420
Loxo Oncology, Inc. (b)(c)(d)	1,709,762	47,121,041
Macrogenics, Inc. (b)(d)	2,940,497	76,247,087
MediciNova, Inc. (b)(c)	1,205,620	8,523,733
Merrimack Pharmaceuticals, Inc. (b)(c)	2,601,593	14,334,777
MiMedx Group, Inc. (b)(c)	45,164	428,155
Minerva Neurosciences, Inc. (b)(c)(d)	3,320,214	42,830,761
Mirna Therapeutics, Inc. (b)	105,000	161,700
Momenta Pharmaceuticals, Inc. (b)	1,088,724	15,405,445
NantKwest, Inc. (b)(c)	625,243	4,089,089
Neurocrine Biosciences, Inc. (b)	3,582,851	166,423,429
NewLink Genetics Corp. (b)	747,664	8,284,117
Novavax, Inc. (b)(c)	12,255,221	14,828,817
Novelos Therapeutics, Inc. warrants 12/6/16 (b)	2,362,400	24
OncoMed Pharmaceuticals, Inc. (b)(c)	848,268	7,201,795
Ophthotech Corp. (b)(d)	1,921,429	58,891,799
Opko Health, Inc. (b)(c)	1,352,967	14,057,327
Oragenics, Inc. (b)	1,558,058	981,577
Osiris Therapeutics, Inc. (c)	709,035	4,218,758
OvaScience, Inc. (b)	677,491	2,269,595
Portola Pharmaceuticals, Inc. (b)(c)	2,704,725	48,658,003
Progenics Pharmaceuticals, Inc. (b)(c)	3,022,548	27,051,805
Protagonist Therapeutics, Inc.	512,563	12,788,447
Proteon Therapeutics, Inc. (b)(c)	130,362	1,329,692
Prothena Corp. PLC (b)	726,935	42,903,704
PTC Therapeutics, Inc. (b)(c)	593,203	6,608,281
Puma Biotechnology, Inc. (b)(c)	1,453,025	62,552,726
QLT, Inc. (b)	2,047,535	4,136,021
Radius Health, Inc. (b)(c)(d)	4,136,959	220,168,958
Regeneron Pharmaceuticals, Inc. (b)	1,588,993	602,609,703
REGENXBIO, Inc. (b)(c)	1,321,108	29,394,653
Regulus Therapeutics, Inc. (b)	1,944,641	4,764,370
Repligen Corp. (b)	1,114,415	35,884,163
Retrophin, Inc. (b)(c)	1,236,832	25,317,951
Sage Therapeutics, Inc. (b)(c)	1,505,493	75,440,254
Sangamo Biosciences, Inc. (b)(c)	1,455,431	4,657,379
Sarepta Therapeutics, Inc. (b)(c)	1,122,086	38,442,666
Seattle Genetics, Inc. (b)(c)	4,841,905	313,803,863
Selecta Biosciences, Inc.	226,900	4,651,450
Seres Therapeutics, Inc. (a)(d)	1,292,035	12,907,430
Seres Therapeutics, Inc. (b)(d)	1,028,440	10,274,116
Spark Therapeutics, Inc. (b)(c)	1,446,320	79,562,063
Spectrum Pharmaceuticals, Inc. (b)	1,273,100	4,977,821
Stemline Therapeutics, Inc. (b)(c)(d)	1,395,799	18,424,547
Syndax Pharmaceuticals, Inc. (d)	1,551,717	15,020,621
Syros Pharmaceuticals, Inc.	230,100	3,124,758
Syros Pharmaceuticals, Inc.	303,621	3,917,015
TESARO, Inc. (b)(c)	1,478,107	200,564,339
TG Therapeutics, Inc. (b)(c)(d)	3,511,068	20,188,641
Threshold Pharmaceuticals, Inc. (b)(c)	366,950	177,053
Trevena, Inc. (b)	1,070,360	5,865,573
Ultragenyx Pharmaceutical, Inc. (b)(c)	1,976,978	154,777,608
United Therapeutics Corp. (b)	477,508	59,979,780
Vanda Pharmaceuticals, Inc. (b)	788,492	12,970,693
Versartis, Inc. (b)(c)(d)	2,687,670	33,461,492
Vertex Pharmaceuticals, Inc. (b)	3,770,191	307,685,288
Vical, Inc. (b)	540,384	1,248,287
Vital Therapies, Inc. (b)(c)	1,191,791	6,078,134
Voyager Therapeutics, Inc. (b)(c)(d)	1,388,700	17,303,202
Voyager Therapeutics, Inc. (a)(d)	1,286,274	16,026,974
Xencor, Inc. (b)	1,854,942	47,412,318
Zafgen, Inc. (b)(d)	2,712,346	9,167,729
		8,248,877,024
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (e)	54,958	7,202,795
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Bellerophon Therapeutics, Inc. (b)(c)	980,370	460,774
Novocure Ltd. (b)(c)	738,689	5,724,840
Novocure Ltd. (a)	701,713	5,438,276
Vermillion, Inc. (b)(c)(d)	4,260,663	5,112,796
Zosano Pharma Corp. (b)(d)	1,177,516	942,013
		17,678,699
Health Care Technology - 0.1%
Health Care Technology - 0.1%
NantHealth, Inc.	483,800	5,578,214
Life Sciences Tools& Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)	234,661	547,441
Transgenomic, Inc. (b)	236,500	50,848
Transgenomic, Inc. warrants 2/3/17 (b)	1,419,000	14
		598,303
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (b)	33,334	48,334
Pharmaceuticals - 10.5%
Pharmaceuticals - 10.5%
Achaogen, Inc. (b)(c)	822,482	4,696,372
Adimab LLC unit (b)(e)(f)	1,954,526	46,986,805
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)	8,274,568	7,860,840
Aradigm Corp. (b)	148,009	775,567
Aradigm Corp. (b)(c)	11,945	62,592
Avexis, Inc. (d)	1,613,781	95,406,733
Axsome Therapeutics, Inc. (b)(d)	1,648,425	10,797,184
Cempra, Inc. (b)(c)(d)	4,396,674	28,578,381
Dermira, Inc. (b)(d)	2,173,291	69,501,846
Egalet Corp. (b)(c)(d)	2,505,947	16,865,023
GW Pharmaceuticals PLC ADR (b)(c)	1,069,498	119,409,452
Horizon Pharma PLC (b)	5,592,058	110,722,748
Intra-Cellular Therapies, Inc. (b)	529,782	7,385,161
Jazz Pharmaceuticals PLC (b)	965,313	100,035,386
Kolltan Pharmaceuticals, Inc. rights (b)	10,639,609	1,787,454
MyoKardia, Inc. (b)(d)	427,000	6,725,250
MyoKardia, Inc. (a)(d)	2,241,490	35,303,468
Nektar Therapeutics (b)	1,010,471	12,413,636
NeurogesX, Inc. (b)(d)	2,550,000	12,750
Ocular Therapeutix, Inc. (b)(c)(d)	1,412,428	13,121,456
Pacira Pharmaceuticals, Inc. (b)	1,607,335	51,193,620
Paratek Pharmaceuticals, Inc. (b)(d)	1,315,832	17,697,940
Parnell Pharmaceuticals Holdings Ltd. (b)(c)	692,482	927,926
Reata Pharmaceuticals, Inc.	134,137	3,486,221
Repros Therapeutics, Inc. (b)(c)	1,021,590	1,828,646
Stemcentrx, Inc. rights 12/31/21 (b)	876,163	2,418,210
Tetraphase Pharmaceuticals, Inc. (b)	1,590,203	6,662,951
The Medicines Company (b)(c)	2,317,208	81,334,001
TherapeuticsMD, Inc. (b)	7,282,942	43,260,675
Theravance Biopharma, Inc. (b)(c)	1,393,400	38,792,256
WAVE Life Sciences (b)(d)	529,128	18,836,957
WAVE Life Sciences (a)(d)	982,333	34,971,055
Zogenix, Inc. (b)(c)(d)	1,650,713	20,798,984
Zogenix, Inc. warrants 7/27/17 (b)	498,465	11,559
		1,010,669,105
TOTAL COMMON STOCKS
(Cost $7,608,440,793)		9,290,652,474

Preferred Stocks - 2.1%
Convertible Preferred Stocks - 2.1%
Biotechnology - 1.8%
Biotechnology - 1.8%
23andMe, Inc. Series E (b)(e)	1,505,457	13,865,259
Immunocore Ltd. Series A (b)(e)	73,318	16,188,560
Jounce Therapeutics, Inc. Series B (b)(e)	7,257,779	25,111,915
Moderna Therapeutics, Inc.:
Series D (e)	2,074,940	18,217,973
Series E (e)	2,698,970	23,696,957
Ovid Therapeutics, Inc. Series B (b)(e)	1,039,201	4,686,797
Pronutria Biosciences, Inc. Series C (b)(e)	1,642,272	28,230,656
RaNA Therapeutics LLC Series B (b)(e)	5,634,091	3,887,523
Scholar Rock LLC Series B (e)	4,276,340	11,032,957
Twist Bioscience Corp.:
Series C (b)(e)	8,133,875	20,822,720
Series D (e)	1,976,343	5,059,438
		170,800,755
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (e)	6,041,631	13,049,923
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (e)	856,366	2,260,806
Series B (e)	2,783,187	7,347,614
		9,608,420
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (b)(e)	8,274,568	3,806,301

TOTAL CONVERTIBLE PREFERRED STOCKS		197,265,399

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (e)	588,700	4,544,764
TOTAL PREFERRED STOCKS
(Cost $158,871,340)		201,810,163

Money Market Funds - 15.1%
Fidelity Cash Central Fund, 0.39% (g)	79,052,770	79,068,581
Fidelity Securities Lending Cash Central Fund 0.48% (g)(h)	1,370,260,851	1,370,534,903
TOTAL MONEY MARKET FUNDS
(Cost $1,449,362,408)		1,449,603,484
TOTAL INVESTMENT PORTFOLIO - 114.2%
(Cost $9,216,674,541)		10,942,066,121
NET OTHER ASSETS (LIABILITIES) - (14.2)%		(1,358,375,627)
NET ASSETS - 100%		$9,583,690,494

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,273,580 or 2.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255,999,763 or 2.7% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC unit	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$3,723,556
Allena Pharmaceuticals, Inc. Series C	11/25/15	$16,010,322
Codiak Biosciences, Inc. Series A	11/12/15	$856,366
Codiak Biosciences, Inc. Series B	11/12/15	$8,349,561
Immunocore Ltd. Series A	7/27/15	$13,796,921
Jounce Therapeutics, Inc. Series B	4/17/15	$16,402,581
Moderna Therapeutics, Inc. Series D	11/6/13	$9,158,071
Moderna Therapeutics, Inc. Series E	12/18/14	$11,912,324
Ovid Therapeutics, Inc. Series B	8/10/15	$6,474,222
Pronutria Biosciences, Inc. Series C	1/30/15	$16,554,102
RaNA Therapeutics LLC Series B	7/17/15	$6,084,818
RPI International Holdings LP	5/21/15	$6,479,548
Scholar Rock LLC Series B	12/17/15	$12,829,020
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Twist Bioscience Corp. Series D	1/8/16	$4,240,639
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$219,996
Fidelity Securities Lending Cash Central Fund	12,960,993
Total	$13,180,989

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$86,934,749	$7,035,765	$--	$--	$123,628,891
Achillion Pharmaceuticals, Inc.	53,428,222	--	47,726,392	--	--
Acorda Therapeutics, Inc.	122,669,402	--	33,595,265	--	51,813,029
Adamas Pharmaceuticals, Inc.	25,329,062	--	2,389,677	--	27,355,995
Aegerion Pharmaceuticals, Inc.	16,037,442	239,590	8,987,915	--	--
Aimmune Therapeutics, Inc.	30,194,416	1,168,711	12,277,540	--	25,117,255
Aimmune Therapeutics, Inc.	34,782,272	--	--	--	49,347,348
Akebia Therapeutics, Inc.	15,126,410	--	10,735,338	--	--
Albireo Pharma, Inc.	1,108,019	--	1,147,921	--	--
Alder Biopharmaceuticals, Inc.	61,021,384	--	--	--	75,674,228
Aldeyra Therapeutics, Inc.	4,698,688	1,261,680	--	--	6,237,948
Anacor Pharmaceuticals, Inc.	166,052,633	--	258,446,415	--	--
Applied Genetic Technologies Corp.	19,086,161	--	9,722,584	--	--
Ardelyx, Inc.	32,015,636	--	5,531,136	--	40,866,411
ARIAD Pharmaceuticals, Inc.	18,528,788	83,012,663	1,853,892	--	141,819,629
Atara Biotherapeutics, Inc.	34,013,045	13,980,802	6,234,766	--	46,559,823
Avexis, Inc.	2,791,158	55,953,241	377,924	--	95,406,733
Axsome Therapeutics, Inc.	14,869,527	--	2,210,467	--	10,797,184
Bellerophon Therapeutics, Inc.	2,363,614	--	190,169	--	--
Calithera Biosciences, Inc.	10,659,924	82,309	5,803,541	--	--
Cempra, Inc.	73,996,023	--	--	--	28,578,381
Cerulean Pharma, Inc.	5,109,587	--	5,482,438	--	--
Chiasma, Inc.	15,108,345	--	--	--	2,984,931
Chiasma, Inc.	1,257,093	--	--	--	248,362
Chiasma, Inc. warrants	2,225,547	--	--	--	159,158
Cidara Therapeutics, Inc.	10,689,196	--	--	--	11,094,574
Cidara Therapeutics, Inc.	869,736	597,920	--	--	1,518,400
CTI BioPharma Corp.	11,419,512	--	8,652,966	--	--
Cytokinetics, Inc.	9,785,651	10,591,390	954,065	--	28,864,452
Cytokinetics, Inc. warrants 6/25/17	1,216,385	--	--	--	--
Dermira, Inc.	20,193,757	--	--	--	--
Dermira, Inc.	45,213,419	1,534,400	14,175,444	--	69,501,846
Dynavax Technologies Corp.	32,117,262	3,307,054	14,681,943	--	--
Egalet Corp.	16,940,202	--	--	--	16,865,023
Epirus Biopharmaceuticals, Inc.	3,259,269	--	1,081,092	--	--
Epizyme, Inc.	48,400,904	2,309,147	--	--	63,517,241
Esperion Therapeutics, Inc.	19,886,474	--	10,724,699	--	--
Fate Therapeutics, Inc.	3,098,244	--	--	--	5,175,476
Fibrocell Science, Inc.	7,518,206	--	2,260,702	--	1,945,549
Geron Corp.	38,099,090	--	--	--	32,249,852
Global Blood Therapeutics, Inc.	42,720,642	2,083,125	3,159,201	--	53,124,111
Histogenics Corp.	3,226,564	--	218,992	--	2,185,505
Horizon Pharma PLC	161,679,838	430,984	70,598,737	--	--
Immune Design Corp.	13,130,527	--	11,625,157	--	--
ImmunoGen, Inc.	35,142,584	--	18,470,993	--	--
Immunomedics, Inc.	21,388,559	--	18,764,526	--	--
Kalvista Pharmaceuticals, Inc.	1,623,902	--	1,691,270	--	--
Karyopharm Therapeutics, Inc.	21,069,579	--	--	--	32,961,391
Kura Oncology, Inc.	8,510,850	--	628,687	--	9,186,952
La Jolla Pharmaceutical Co.	23,359,004	--	2,736,422	--	25,068,572
Loxo Oncology, Inc.	30,277,492	2,115,600	--	--	47,121,041
Macrogenics, Inc.	48,118,225	5,205,197	4,329,743	--	76,247,087
MediciNova, Inc.	14,935,920	--	8,967,970	--	--
Minerva Neurosciences, Inc.	8,980,027	16,212,545	--	--	42,830,761
Mirna Therapeutics, Inc.	4,977,112	--	2,115,141	--	--
MyoKardia, Inc.	2,690,900	1,554,000	758,485	--	6,725,250
MyoKardia, Inc.	--	--	--	--	35,303,468
MyoKardia, Inc.	15,118,850	--	--	--	--
NeurogesX, Inc.	22,950	--	--	--	12,750
Novavax, Inc.	71,812,780	--	22,957,819	--	--
Ocular Therapeutix, Inc.	13,205,293	--	2,080,144	--	13,121,456
Ophthotech Corp.	151,145,142	--	55,344,647	--	58,891,799
Oragenics, Inc.	2,697,973	--	730,371	--	--
Orexigen Therapeutics, Inc.	6,796,515	--	4,606,358	--	--
Osiris Therapeutics, Inc.	13,330,344	--	6,496,987	--	--
Paratek Pharmaceuticals, Inc.	26,894,817	4,035	6,685,763	--	17,697,940
Parnell Pharmaceuticals Holdings Ltd.	2,042,822	--	--	--	--
Portola Pharmaceuticals, Inc.	82,839,265	6,141,175	13,143,681	--	--
Progenics Pharmaceuticals, Inc.	18,619,620	2,669,748	7,643,518	--	--
ProNai Therapeutics, Inc.	9,544,132	--	3,474,807	--	--
ProQR Therapeutics BV	6,555,071	--	5,490,020	--	--
Radius Health, Inc.	121,212,899	--	--	--	220,168,958
REGENXBIO, Inc.	21,085,809	10,770,178	8,718,202	--	--
Repligen Corp.	45,843,527	--	17,228,726	--	--
Repros Therapeutics, Inc.	1,438,077	--	649,861	--	--
Retrophin, Inc.	15,496,086	16,581,828	17,045,383	--	--
Seres Therapeutics, Inc.	29,858,929	--	--	--	12,907,430
Seres Therapeutics, Inc.	23,767,248	--	--	--	10,274,116
Sophiris Bio, Inc.	2,292,687	--	1,723,488	--	--
Spark Therapeutics, Inc.	46,079,755	--	--	--	--
Spectrum Pharmaceuticals, Inc.	17,645,628	--	10,710,892	--	--
Stemline Therapeutics, Inc.	7,278,968	--	1,410,649	--	18,424,547
Sunesis Pharmaceuticals, Inc.	3,189,821	--	2,354,909	--	--
Syndax Pharmaceuticals, Inc.	--	6,346,800	1,575,908	--	15,020,621
TESARO, Inc.	86,982,891	48,014,340	55,602,289	--	--
TG Therapeutics, Inc.	41,935,144	--	11,477,851	--	20,188,641
Tobira Therapeutics, Inc.	8,784,843	--	10,550,026	--	--
Ultragenyx Pharmaceutical, Inc.	120,575,888	--	--	--	--
Vermillion, Inc.	7,038,842	--	133,239	--	5,112,796
Versartis, Inc.	14,217,283	6,312,345	--	--	33,461,492
Vical, Inc.	2,152,591	--	202,951	--	--
Vitae Pharmaceuticals, Inc.	19,712,228	--	37,817,621	--	--
Vital Therapies, Inc.	22,394,637	--	11,558,638	--	--
Voyager Therapeutics, Inc.	12,605,575	910,725	--	--	17,303,202
Voyager Therapeutics, Inc.	11,694,160	--	--	--	16,026,974
WAVE Life Sciences	14,044,906	--	--	--	34,971,055
WAVE Life Sciences	10,380,406	616,129	2,674,871	--	18,836,957
Xencor, Inc.	25,227,675	--	6,798,489	--	--
Xenon Pharmaceuticals, Inc.	5,871,198	--	5,437,113	--	--
XOMA Corp.	5,748,718	--	6,201,870	--	--
Zafgen, Inc.	16,979,286	--	--	--	9,167,729
Zogenix, Inc.	25,410,172	--	7,046,204	--	20,798,984
Zogenix, Inc. warrants 7/27/17	17,676	--	--	--	--
Zosano Pharma Corp.	2,871,696	--	37,570	--	942,013
Total	$2,770,407,002	$307,043,426	$954,920,480	$--	$1,831,411,317

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$9,290,652,474	$9,195,253,527	$29,130,093	$66,268,854
Preferred Stocks	201,810,163	--	--	201,810,163
Money Market Funds	1,449,603,484	1,449,603,484	--	--
Total Investments in Securities:	$10,942,066,121	$10,644,857,011	$29,130,093	$268,079,017

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$44,969,441
Total Realized Gain (Loss)	(446,345)
Total Unrealized Gain (Loss)	9,549,916
Cost of Purchases	12,172,892
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	22,950
Transfers out of Level 3	--
Ending Balance	$66,268,854
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2016	$9,103,602
Preferred Stocks
Beginning Balance	$181,689,140
Total Realized Gain (Loss)	32,922,764
Total Unrealized Gain (Loss)	80,293,157
Cost of Purchases	24,793,951
Proceeds of Sales	(117,888,849)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$201,810,163
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2016	$67,806,390

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 11/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$268,079,017	Discounted cash flow	Discount rate	8.0% - 10.0% / 8.2%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Market approach	Discount rate	16.0%	Decrease
			Transaction price	$0.01 - $150.00/ $21.75	Increase
			Tender price	$24.04	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	4.0% - 15.0% / 8.2%	Increase
			Proxy discount	12.0% - 36.1% / 18.5%	Decrease
			Proxy premium	21.3% - 21.5% / 21.3%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.4 - 3.1 / 2.9	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $9,258,238,914. Net unrealized appreciation aggregated $1,683,827,207, of which $3,124,876,877 related to appreciated investment securities and $1,441,049,670 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Natural Resources Portfolio

November 30, 2016

NAT-QTLY-0117
1.810716.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Chemicals - 1.1%
Commodity Chemicals - 1.1%
LyondellBasell Industries NV Class A	113,200	$10,224,224
Containers & Packaging - 4.5%
Metal & Glass Containers - 1.7%
Ball Corp.	161,400	12,114,684
Berry Plastics Group, Inc. (a)	90,800	4,519,116
		16,633,800
Paper Packaging - 2.8%
Graphic Packaging Holding Co.	400,900	5,039,313
Packaging Corp. of America	113,800	9,645,688
WestRock Co.	253,700	12,989,440
		27,674,441

TOTAL CONTAINERS & PACKAGING		44,308,241

Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Smart Sand, Inc.	145,500	1,988,985
Electric Utilities - 0.9%
Electric Utilities - 0.9%
DONG Energy A/S	252,200	8,603,830
Energy Equipment & Services - 18.1%
Oil & Gas Drilling - 0.4%
Odfjell Drilling A/S (a)	696,800	1,100,809
Trinidad Drilling Ltd.	220,400	459,406
Xtreme Drilling & Coil Services Corp. (a)	1,009,400	2,096,498
		3,656,713
Oil & Gas Equipment & Services - 17.7%
Baker Hughes, Inc.	957,000	61,563,810
Dril-Quip, Inc. (a)	108,325	6,125,779
Exterran Corp. (a)	21,000	422,100
Frank's International NV (b)	438,900	5,525,751
Halliburton Co.	766,300	40,682,867
Newpark Resources, Inc. (a)	803,000	5,902,050
Oceaneering International, Inc.	187,200	4,988,880
RigNet, Inc. (a)	66,800	1,152,300
Schlumberger Ltd.	498,165	41,870,768
Superior Energy Services, Inc.	48,000	827,520
Tesco Corp.	197,700	1,532,175
Total Energy Services, Inc.	100,700	1,008,274
Weatherford International Ltd. (a)	502,500	2,567,775
		174,170,049

TOTAL ENERGY EQUIPMENT & SERVICES		177,826,762

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	178,348	2,153,180
Independent Power and Renewable Electricity Producers - 0.5%
Renewable Electricity - 0.5%
NextEra Energy Partners LP	206,500	5,288,465
Metals & Mining - 4.5%
Diversified Metals & Mining - 0.4%
Hi-Crush Partners LP (a)	215,900	3,940,175
Gold - 3.1%
B2Gold Corp. (a)	1,178,500	2,851,280
Franco-Nevada Corp.	28,500	1,655,516
New Gold, Inc. (a)	2,284,500	8,146,174
Randgold Resources Ltd. sponsored ADR (b)	131,273	9,435,903
Tahoe Resources, Inc.	829,600	7,973,004
		30,061,877
Silver - 1.0%
Silver Wheaton Corp. (b)	553,600	10,072,198

TOTAL METALS & MINING		44,074,250

Oil, Gas & Consumable Fuels - 69.1%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc. (b)	154,200	3,173,436
Integrated Oil & Gas - 2.6%
Chevron Corp.	207,300	23,126,388
Suncor Energy, Inc.	85,300	2,716,544
		25,842,932
Oil & Gas Exploration & Production - 52.3%
Anadarko Petroleum Corp.	546,800	37,811,220
Apache Corp.	203,300	13,407,635
Cabot Oil & Gas Corp.	206,900	4,576,628
Callon Petroleum Co. (a)	943,700	16,646,868
Canadian Natural Resources Ltd.	422,400	14,253,995
Carrizo Oil & Gas, Inc. (a)	313,300	13,265,122
Centennial Resource Development, Inc. (c)	38,300	697,060
Cimarex Energy Co.	234,500	32,332,860
Clayton Williams Energy, Inc. (a)(b)	17,000	1,915,900
Concho Resources, Inc. (a)	155,300	22,211,006
Continental Resources, Inc. (a)	275,700	15,993,357
Devon Energy Corp.	290,300	14,030,199
Diamondback Energy, Inc. (a)	295,500	31,869,675
Encana Corp.	641,700	8,058,869
EOG Resources, Inc.	603,200	61,840,064
Extraction Oil & Gas, Inc.	245,800	5,783,674
Gran Tierra Energy, Inc. (Canada) (a)	310,800	888,463
Jones Energy, Inc. (a)(b)	292,500	1,345,500
Marathon Oil Corp.	873,400	15,773,604
Matador Resources Co. (a)	19,900	530,136
Newfield Exploration Co. (a)	329,000	14,877,380
Noble Energy, Inc.	297,600	11,356,416
Oasis Petroleum, Inc. (a)	409,300	6,127,221
Parsley Energy, Inc. Class A (a)	437,200	16,679,180
PDC Energy, Inc. (a)	194,700	14,495,415
Pioneer Natural Resources Co.	193,100	36,889,824
PrairieSky Royalty Ltd.	8,038	196,208
QEP Resources, Inc.	426,500	8,384,990
Rice Energy, Inc. (a)	806,699	19,643,121
Ring Energy, Inc. (a)	313,900	4,017,920
RSP Permian, Inc. (a)	376,500	16,810,725
Seven Generations Energy Ltd. (a)	676,200	15,574,799
SM Energy Co.	512,900	20,444,194
TAG Oil Ltd. (a)	615,100	361,743
Trilogy Energy Corp. (a)	149,700	726,602
Whiting Petroleum Corp. (a)(b)	713,900	8,723,858
WPX Energy, Inc. (a)	314,300	4,884,222
		513,425,653
Oil & Gas Refining & Marketing - 7.8%
Alon U.S.A. Energy, Inc.	108,200	1,010,588
Delek U.S. Holdings, Inc.	52,800	1,061,808
HollyFrontier Corp.	182,400	5,247,648
Keyera Corp.	269,000	7,731,773
Marathon Petroleum Corp.	21,900	1,029,738
Phillips 66 Co.	286,000	23,760,880
Valero Energy Corp.	282,600	17,396,856
Western Refining, Inc.	368,800	13,228,856
World Fuel Services Corp.	124,720	5,545,051
		76,013,198
Oil & Gas Storage & Transport - 6.1%
Cheniere Energy Partners LP Holdings LLC	162,100	3,559,716
Enable Midstream Partners LP	88,600	1,383,932
Enterprise Products Partners LP	253,900	6,583,627
Gener8 Maritime, Inc. (a)	59,600	241,976
Golar LNG Ltd. (b)	175,400	4,279,760
Magellan Midstream Partners LP	43,400	3,005,450
Noble Midstream Partners LP	83,900	2,690,673
Plains All American Pipeline LP	193,900	6,389,005
Rice Midstream Partners LP	274,000	5,904,700
Tallgrass Energy GP LP	71,000	1,718,200
Targa Resources Corp.	187,700	10,002,533
Teekay LNG Partners LP	50,500	775,175
The Williams Companies, Inc.	428,100	13,142,670
		59,677,417

TOTAL OIL, GAS & CONSUMABLE FUELS		678,132,636

TOTAL COMMON STOCKS
(Cost $788,269,078)		972,600,573

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.39% (d)	5,153,637	5,154,668
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	33,947,923	33,954,713
TOTAL MONEY MARKET FUNDS
(Cost $39,103,028)		39,109,381
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $827,372,106)		1,011,709,954
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(30,588,579)
NET ASSETS - 100%		$981,121,375

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $697,060 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc.	10/11/16	$383,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,600
Fidelity Securities Lending Cash Central Fund	183,860
Total	$216,460

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$972,600,573	$970,447,393	$2,153,180	$--
Money Market Funds	39,109,381	39,109,381	--	--
Total Investments in Securities:	$1,011,709,954	$1,009,556,774	$2,153,180	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $835,927,209. Net unrealized appreciation aggregated $175,782,745, of which $221,363,279 related to appreciated investment securities and $45,580,534 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

November 30, 2016

ENE-QTLY-0117
1.810683.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 0.6%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	178,800	$16,149,216
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Smart Sand, Inc.	392,500	5,365,475
Electric Utilities - 0.9%
Electric Utilities - 0.9%
DONG Energy A/S	676,600	23,082,282
Energy Equipment & Services - 17.7%
Oil & Gas Drilling - 0.7%
Nabors Industries Ltd.	564,900	9,094,890
Odfjell Drilling A/S (a)	1,434,080	2,265,569
Trinidad Drilling Ltd.	712,200	1,484,523
Xtreme Drilling & Coil Services Corp. (a)	2,111,600	4,385,740
		17,230,722
Oil & Gas Equipment & Services - 17.0%
Baker Hughes, Inc.	2,296,300	147,720,984
Dril-Quip, Inc. (a)	340,053	19,229,997
Exterran Corp. (a)	132,000	2,653,200
Frank's International NV (b)	1,467,000	18,469,530
Halliburton Co.	1,911,700	101,492,153
Newpark Resources, Inc. (a)	2,244,302	16,495,620
Oceaneering International, Inc.	530,827	14,146,540
RigNet, Inc. (a)	229,700	3,962,325
Schlumberger Ltd.	1,086,558	91,325,200
Superior Energy Services, Inc.	312,400	5,385,776
Tesco Corp.	543,300	4,210,575
Total Energy Services, Inc.	94,200	943,192
Weatherford International Ltd. (a)	1,456,400	7,442,204
		433,477,296

TOTAL ENERGY EQUIPMENT & SERVICES		450,708,018

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	488,639	5,899,295
Independent Power and Renewable Electricity Producers - 0.6%
Renewable Electricity - 0.6%
NextEra Energy Partners LP	547,600	14,024,036
Metals & Mining - 0.5%
Diversified Metals & Mining - 0.5%
Hi-Crush Partners LP (a)	612,849	11,184,494
Oil, Gas & Consumable Fuels - 78.3%
Coal & Consumable Fuels - 0.4%
CONSOL Energy, Inc.	442,785	9,112,515
Integrated Oil & Gas - 8.1%
Chevron Corp.	986,123	110,011,882
Exxon Mobil Corp.	1,002,448	87,513,710
Suncor Energy, Inc.	246,200	7,840,718
		205,366,310
Oil & Gas Exploration & Production - 56.0%
Anadarko Petroleum Corp.	1,754,115	121,297,052
Apache Corp.	553,900	36,529,705
ARC Resources Ltd. (b)	140,300	2,456,529
Cabot Oil & Gas Corp.	522,500	11,557,700
California Resources Corp. (a)	1	17
Callon Petroleum Co. (a)	2,693,300	47,509,812
Canadian Natural Resources Ltd.	72,200	2,436,407
Carrizo Oil & Gas, Inc. (a)	747,800	31,661,852
Centennial Resource Development, Inc. (c)	115,200	2,096,640
Cimarex Energy Co.	629,345	86,774,089
Clayton Williams Energy, Inc. (a)(b)	44,200	4,981,340
Concho Resources, Inc. (a)	304,500	43,549,590
ConocoPhillips Co.	841,400	40,824,728
Continental Resources, Inc. (a)	637,600	36,987,176
Devon Energy Corp.	785,500	37,963,215
Diamondback Energy, Inc. (a)	722,100	77,878,485
Encana Corp.	825,100	10,362,121
EOG Resources, Inc.	1,396,864	143,206,497
Extraction Oil & Gas, Inc.	718,538	16,907,199
Gran Tierra Energy, Inc. (Canada) (a)	949,800	2,715,128
Hess Corp.	364,500	20,397,420
Jones Energy, Inc. (a)(b)	729,800	3,357,080
Marathon Oil Corp.	2,241,800	40,486,908
Matador Resources Co. (a)	51,200	1,363,968
Newfield Exploration Co. (a)	1,343,000	60,730,460
Noble Energy, Inc.	1,254,988	47,890,342
Oasis Petroleum, Inc. (a)	1,051,500	15,740,955
Parsley Energy, Inc. Class A (a)	1,170,900	44,669,835
PDC Energy, Inc. (a)	754,351	56,161,432
Pioneer Natural Resources Co.	600,999	114,814,849
QEP Resources, Inc.	1,284,000	25,243,440
Rice Energy, Inc. (a)	2,018,229	49,143,876
Ring Energy, Inc. (a)	871,222	11,151,642
RSP Permian, Inc. (a)	1,049,300	46,851,245
Seven Generations Energy Ltd. (a)	1,686,200	38,837,957
SM Energy Co.	1,236,800	49,298,848
Southwestern Energy Co. (a)	167,000	1,895,450
TAG Oil Ltd. (a)	828,475	487,229
Trilogy Energy Corp. (a)	384,700	1,867,225
Whiting Petroleum Corp. (a)(b)	2,070,600	25,302,732
WPX Energy, Inc. (a)	801,700	12,458,418
		1,425,846,593
Oil & Gas Refining & Marketing - 7.2%
Alon U.S.A. Energy, Inc.	276,300	2,580,642
Delek U.S. Holdings, Inc.	133,700	2,688,707
HollyFrontier Corp.	464,300	13,357,911
Keyera Corp.	643,100	18,484,397
Marathon Petroleum Corp.	55,200	2,595,504
Phillips 66 Co.	733,700	60,955,796
Valero Energy Corp.	539,481	33,210,450
Western Refining, Inc.	956,700	34,316,829
World Fuel Services Corp.	365,455	16,248,129
		184,438,365
Oil & Gas Storage & Transport - 6.6%
Cheniere Energy Partners LP Holdings LLC	454,170	9,973,573
Enable Midstream Partners LP	227,600	3,555,112
Enterprise Products Partners LP	775,923	20,119,683
Gener8 Maritime, Inc. (a)	190,200	772,212
Golar LNG Ltd. (b)	424,400	10,355,360
Kinder Morgan, Inc.	645,500	14,330,100
Magellan Midstream Partners LP	36,519	2,528,941
Noble Midstream Partners LP	216,000	6,927,120
Plains All American Pipeline LP	512,500	16,886,875
Rice Midstream Partners LP	733,500	15,806,925
Tallgrass Energy GP LP	180,400	4,365,680
Targa Resources Corp.	459,900	24,508,071
Teekay LNG Partners LP	163,000	2,502,050
The Williams Companies, Inc.	1,147,100	35,215,970
		167,847,672

TOTAL OIL, GAS & CONSUMABLE FUELS		1,992,611,455

TOTAL COMMON STOCKS
(Cost $1,922,393,298)		2,519,024,271

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.39% (d)	29,574,123	29,580,038
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	51,488,552	51,498,849
TOTAL MONEY MARKET FUNDS
(Cost $81,069,126)		81,078,887
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $2,003,462,424)		2,600,103,158
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(55,970,012)
NET ASSETS - 100%		$2,544,133,146

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,096,640 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc.	10/11/16	$1,152,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,263
Fidelity Securities Lending Cash Central Fund	416,634
Total	$486,897

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,519,024,271	$2,513,124,976	$5,899,295	$--
Money Market Funds	81,078,887	81,078,887	--	--
Total Investments in Securities:	$2,600,103,158	$2,594,203,863	$5,899,295	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,031,198,373. Net unrealized appreciation aggregated $568,904,785 of which $643,492,800 related to appreciated investment securities and $74,588,015 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Brokerage and Investment Management Portfolio

November 30, 2016

BRO-QTLY-0117
1.810691.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Banks - 5.1%
Diversified Banks - 1.1%
Bank of America Corp.	186,600	$3,940,992
Regional Banks - 4.0%
Bank of the Ozarks, Inc.	22,300	1,081,996
Fifth Third Bancorp	70,400	1,831,808
First Citizen Bancshares, Inc.	5,300	1,888,761
Huntington Bancshares, Inc.	285,500	3,557,330
Regions Financial Corp.	274,700	3,719,438
Zions Bancorporation	47,600	1,894,004
		13,973,337

TOTAL BANKS		17,914,329

Capital Markets - 90.6%
Asset Management & Custody Banks - 38.3%
Affiliated Managers Group, Inc. (a)	65,900	9,759,790
Ameriprise Financial, Inc.	91,800	10,484,478
Apollo Global Management LLC Class A	51,600	993,816
Bank of New York Mellon Corp.	394,147	18,690,451
BlackRock, Inc. Class A	62,700	23,248,532
Diamond Hill Investment Group, Inc.	57,454	12,013,631
Eaton Vance Corp. (non-vtg.)	170,500	6,895,020
Fifth Street Asset Management, Inc. Class A	98,032	607,798
Financial Engines, Inc.	149,500	5,210,075
Legg Mason, Inc.	380,642	12,142,480
Northern Trust Corp.	113,000	9,282,950
NorthStar Asset Management Group, Inc.	233,500	3,446,460
Pzena Investment Management, Inc.	60,950	602,796
State Street Corp.	162,300	12,789,240
Virtus Investment Partners, Inc.	21,300	2,466,540
WisdomTree Investments, Inc. (b)	536,200	5,930,372
		134,564,429
Financial Exchanges & Data - 17.3%
CBOE Holdings, Inc.	157,000	10,817,300
CME Group, Inc.	149,600	16,891,336
IntercontinentalExchange, Inc.	200,900	11,129,860
MarketAxess Holdings, Inc.	18,900	3,133,053
MSCI, Inc.	43,200	3,404,160
S&P Global, Inc.	129,700	15,433,003
		60,808,712
Investment Banking & Brokerage - 35.0%
BGC Partners, Inc. Class A	200,200	1,955,954
Charles Schwab Corp.	461,000	17,822,260
Evercore Partners, Inc. Class A	110,200	7,427,480
Goldman Sachs Group, Inc.	81,300	17,828,277
Greenhill & Co., Inc.	126,900	3,515,130
Interactive Brokers Group, Inc.	197,400	7,248,528
INTL FCStone, Inc. (a)	251,500	10,339,165
KCG Holdings, Inc. Class A (a)	143,300	2,026,262
LPL Financial	207,600	8,551,044
Morgan Stanley	530,900	21,958,024
Raymond James Financial, Inc.	147,600	10,618,344
Stifel Financial Corp. (a)	193,300	9,636,005
Virtu Financial, Inc. Class A	273,666	3,790,274
		122,716,747

TOTAL CAPITAL MARKETS		318,089,888

Consumer Finance - 1.4%
Consumer Finance - 1.4%
Capital One Financial Corp.	16,400	1,378,256
OneMain Holdings, Inc. (a)	178,300	3,631,971
		5,010,227
TOTAL COMMON STOCKS
(Cost $294,281,436)		341,014,444

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.39% (c)	7,033,357	7,034,764
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	5,315,417	5,316,480
TOTAL MONEY MARKET FUNDS
(Cost $12,350,342)		12,351,244
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $306,631,778)		353,365,688
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,033,416)
NET ASSETS - 100%		$351,332,272

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,735
Fidelity Securities Lending Cash Central Fund	41,569
Total	$64,304

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $310,035,723. Net unrealized appreciation aggregated $43,329,965, of which $52,630,120 related to appreciated investment securities and $9,300,155 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Leisure Portfolio

November 30, 2016

LEI-QTLY-0117
1.810675.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Beverages - 0.3%
Distillers & Vintners - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.)	9,100	$1,375,374
Commercial Services & Supplies - 0.9%
Diversified Support Services - 0.9%
KAR Auction Services, Inc.	82,500	3,478,200
Diversified Consumer Services - 2.6%
Specialized Consumer Services - 2.6%
Service Corp. International	96,600	2,607,234
ServiceMaster Global Holdings, Inc. (a)	208,434	7,966,347
		10,573,581
Food Products - 0.1%
Packaged Foods & Meats - 0.1%
Amplify Snack Brands, Inc. (a)(b)	34,600	328,700
Hotels, Restaurants & Leisure - 85.5%
Casinos & Gaming - 11.2%
Boyd Gaming Corp. (a)	25,800	486,072
Las Vegas Sands Corp.	506,208	31,724,055
MGM Mirage, Inc. (a)	435,300	12,497,463
		44,707,590
Hotels, Resorts & Cruise Lines - 13.7%
Extended Stay America, Inc. unit	241,751	3,761,646
Hilton Worldwide Holdings, Inc.	616,893	15,465,508
Marriott International, Inc. Class A	271,596	21,396,333
Royal Caribbean Cruises Ltd.	15,600	1,263,132
Wyndham Worldwide Corp.	181,402	13,059,130
		54,945,749
Leisure Facilities - 3.8%
Cedar Fair LP (depositary unit)	52,043	3,175,664
Vail Resorts, Inc.	74,392	11,783,693
		14,959,357
Restaurants - 56.8%
ARAMARK Holdings Corp.	23,000	791,430
Buffalo Wild Wings, Inc. (a)	44,134	7,440,992
Chipotle Mexican Grill, Inc. (a)(b)	37,010	14,668,173
Dave & Buster's Entertainment, Inc. (a)	73,614	3,448,816
Del Frisco's Restaurant Group, Inc. (a)	181,600	3,123,520
Domino's Pizza, Inc.	63,500	10,670,540
Dunkin' Brands Group, Inc.	102,900	5,586,441
Habit Restaurants, Inc. Class A (a)(b)	12,200	204,960
Jack in the Box, Inc.	118,787	12,356,224
McDonald's Corp.	357,110	42,592,510
Panera Bread Co. Class A (a)(b)	38,486	8,163,265
Papa John's International, Inc. (b)	71,143	6,286,195
Ruth's Hospitality Group, Inc.	193,662	3,292,254
Sonic Corp.	132,463	3,457,284
Starbucks Corp.	1,393,800	80,798,587
Wingstop, Inc. (b)	66,550	2,042,420
Yum! Brands, Inc.	352,736	22,359,935
		227,283,546

TOTAL HOTELS, RESTAURANTS & LEISURE		341,896,242

Household Durables - 0.1%
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	4,600	391,460
Household Products - 0.1%
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	3,300	395,637
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	3,000	2,251,710
Liberty Interactive Corp. QVC Group Series A (a)	36,800	762,128
		3,013,838
Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
2U, Inc. (a)	70,685	2,336,846
Facebook, Inc. Class A (a)	15,700	1,859,194
Just Eat Holding Ltd. (a)	128,500	941,362
		5,137,402
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Global Payments, Inc.	15,700	1,076,235
Visa, Inc. Class A	13,200	1,020,624
		2,096,859
Leisure Products - 0.2%
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	22,600	907,390
Media - 0.5%
Cable & Satellite - 0.3%
Charter Communications, Inc. Class A (a)	3,888	1,070,405
Movies & Entertainment - 0.2%
The Walt Disney Co.	10,100	1,001,112

TOTAL MEDIA		2,071,517

Multiline Retail - 0.2%
General Merchandise Stores - 0.2%
Dollar Tree, Inc. (a)	9,500	837,520
Specialty Retail - 0.8%
Apparel Retail - 0.3%
L Brands, Inc.	15,500	1,088,410
Home Improvement Retail - 0.3%
Home Depot, Inc.	10,500	1,358,700
Specialty Stores - 0.2%
Sally Beauty Holdings, Inc. (a)	25,600	670,464

TOTAL SPECIALTY RETAIL		3,117,574

Textiles, Apparel & Luxury Goods - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	4,465	473,022
TOTAL COMMON STOCKS
(Cost $209,206,246)		376,094,316

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 0.39% (c)	18,945,902	18,949,691
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	12,508,927	12,511,428
TOTAL MONEY MARKET FUNDS
(Cost $31,459,724)		31,461,119
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $240,665,970)		407,555,435
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(7,444,389)
NET ASSETS - 100%		$400,111,046

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,944
Fidelity Securities Lending Cash Central Fund	121,771
Total	$138,715

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $245,479,652. Net unrealized appreciation aggregated $162,075,783, of which $167,540,520 related to appreciated investment securities and $5,464,737 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Energy Service Portfolio

November 30, 2016

ENS-QTLY-0117
1.810703.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Enterprise Group, Inc. (a)(b)	5,565,237	$1,077,169
Diversified Financial Services - 1.2%
Other Diversified Financial Services - 1.2%
Smart Sand, Inc.	502,800	6,873,276
Energy Equipment & Services - 93.8%
Oil & Gas Drilling - 11.4%
Ensco PLC Class A	80,800	780,528
Independence Contract Drilling, Inc. (a)	606,858	3,422,679
Nabors Industries Ltd.	913,500	14,707,350
Odfjell Drilling A/S (a)	6,663,192	10,526,555
Parker Drilling Co. (a)	2,626,610	5,647,212
Transocean Partners LLC	112,700	1,731,072
Trinidad Drilling Ltd.	8,053,700	16,787,285
Xtreme Drilling & Coil Services Corp. (a)(b)	5,731,713	11,904,622
		65,507,303
Oil & Gas Equipment & Services - 82.4%
Baker Hughes, Inc.	1,286,647	82,770,002
BW Offshore Ltd. (a)(c)	124,285,657	5,693,342
Calfrac Well Services Ltd.	1,510,000	3,348,686
Core Laboratories NV	14,400	1,609,344
CSI Compressco LP	690,659	6,906,590
Dril-Quip, Inc. (a)	505,100	28,563,405
Era Group, Inc. (a)	62,000	726,020
Exterran Corp. (a)	912,491	18,341,069
Fairmount Santrol Holidings, Inc. (a)	122,200	1,176,786
FMC Technologies, Inc. (a)	270,662	9,272,880
Forbes Energy Services Ltd. (a)(b)(c)	1,634,545	84,996
Frank's International NV (c)	1,114,086	14,026,343
Halliburton Co.	785,434	41,698,691
McCoy Global, Inc. (a)	1,050,250	1,125,854
National Oilwell Varco, Inc. (c)	425,962	15,913,940
Newpark Resources, Inc. (a)	2,290,250	16,833,338
Oceaneering International, Inc.	762,841	20,329,713
Oil States International, Inc. (a)	14,300	512,655
RigNet, Inc. (a)(b)(c)	1,569,439	27,072,823
Schlumberger Ltd.	1,092,911	91,859,170
Spectrum ASA (a)	2,311,408	7,058,812
Superior Drilling Products, Inc. (a)(b)(c)	2,321,163	2,994,300
Superior Energy Services, Inc.	157,700	2,718,748
Tesco Corp. (b)	2,521,691	19,543,105
TETRA Technologies, Inc. (a)	3,573,585	19,404,567
Weatherford International Ltd. (a)	6,403,066	32,719,667
		472,304,846

TOTAL ENERGY EQUIPMENT & SERVICES		537,812,149

Oil, Gas & Consumable Fuels - 2.7%
Oil & Gas Refining & Marketing - 0.6%
Alon U.S.A. Partners LP	357,494	3,271,070
Oil & Gas Storage & Transport - 2.1%
Golar LNG Ltd. (c)	87,533	2,135,805
StealthGas, Inc. (a)(b)	2,461,193	8,761,847
Teekay LNG Partners LP	77,900	1,195,765
		12,093,417

TOTAL OIL, GAS & CONSUMABLE FUELS		15,364,487

TOTAL COMMON STOCKS
(Cost $535,800,298)		561,127,081

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.39% (d)	5,915,145	5,916,328
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	26,730,715	26,736,061
TOTAL MONEY MARKET FUNDS
(Cost $32,648,026)		32,652,389
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $568,448,324)		593,779,470
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(20,755,036)
NET ASSETS - 100%		$573,024,434

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,989
Fidelity Securities Lending Cash Central Fund	256,395
Total	$267,384

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Enterprise Group, Inc.	$966,615	$--	$--	$--	$1,077,169
Forbes Energy Services Ltd.	644,120	--	57,207	--	84,996
Independence Contract Drilling, Inc.	3,431,324	7,247,782	11,340,579	--	--
RigNet, Inc.	3,792,360	17,427,567	863,047	--	27,072,823
StealthGas, Inc.	7,258,706	484,775	--	--	8,761,847
Superior Drilling Products, Inc.	2,449,544	1,213,199	--	--	2,994,300
Tesco Corp.	18,331,231	6,614,330	7,503,729	--	19,543,105
Xtreme Drilling & Coil Services Corp.	6,357,158	311,260	--	--	11,904,622
Total	$43,231,058	$33,298,913	$19,764,562	$--	$71,438,862

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$561,127,081	$557,778,395	$3,348,686	$--
Money Market Funds	32,652,389	32,652,389	--	--
Total Investments in Securities:	$593,779,470	$590,430,784	$3,348,686	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $576,545,077. Net unrealized appreciation aggregated $17,234,393, of which $121,289,902 related to appreciated investment securities and $104,055,509 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Environment and Alternative Energy Portfolio

November 30, 2016

ENV-QTLY-0117
1.810704.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Energy Efficiency - 43.9%
Buildings Energy Efficiency - 13.8%
A.O. Smith Corp.	50,472	$2,454,453
Apogee Enterprises, Inc.	45,950	2,191,815
Carlisle Companies, Inc.	20,985	2,353,887
Comfort Systems U.S.A., Inc.	66,860	2,152,892
Ingersoll-Rand PLC	55,610	4,145,169
Lennox International, Inc.	10,091	1,500,229
Owens Corning	22,680	1,165,298
		15,963,743
Diversified Energy Efficiency - 8.5%
Honeywell International, Inc.	86,827	9,893,069
Industrial Energy Efficiency - 14.9%
EMCOR Group, Inc.	47,938	3,325,459
EnerSys	43,044	3,425,442
ON Semiconductor Corp. (a)	197,759	2,329,601
Regal Beloit Corp.	25,584	1,865,074
Rockwell Automation, Inc.	31,469	4,207,720
VMware, Inc. Class A (a)(b)	26,343	2,137,471
		17,290,767
Transport Energy Efficiency - 6.7%
Delphi Automotive PLC	19,840	1,269,760
Hexcel Corp.	28,050	1,450,746
Innospec, Inc.	57,017	3,746,017
Modine Manufacturing Co. (a)	114,560	1,346,080
		7,812,603

TOTAL ENERGY EFFICIENCY		50,960,182

Environmental Support Services - 7.2%
Diversified Environmental - 7.2%
3M Co.	23,332	4,007,038
MKS Instruments, Inc.	21,073	1,212,751
Parker Hannifin Corp.	22,636	3,144,819
		8,364,608
Food Agriculture & Forestry - 9.0%
Logistics, Food Safety and Pac - 2.0%
Bunge Ltd.	34,490	2,354,977
Sustainable and Efficient Agri - 7.0%
Deere & Co.	64,718	6,484,744
United Natural Foods, Inc. (a)	10,530	494,384
Whole Foods Market, Inc.	35,700	1,084,923
		8,064,051

TOTAL FOOD AGRICULTURE & FORESTRY		10,419,028

Miscellaneous Environmental - 7.5%
Diversified Environmental - 7.5%
Alphabet, Inc. Class A (a)	3,430	2,661,268
Apple, Inc.	24,740	2,734,265
IBM Corp.	10,205	1,655,455
Johnson & Johnson	15,050	1,675,065
		8,726,053
Pollution Control - 6.8%
Environmental Testing and Gas - 1.5%
PerkinElmer, Inc.	34,410	1,745,275
Pollution Control Solutions - 5.3%
Cummins, Inc.	35,042	4,968,255
Tenneco, Inc. (a)	19,908	1,173,577
		6,141,832

TOTAL POLLUTION CONTROL		7,887,107

Renewable & Alternative Energy - 16.7%
Other Renewables Equipment - 3.4%
Andritz AG	76,272	3,935,139
Renewable Energy Developers an - 12.0%
Electric Power Development Co. Ltd.	12,880	284,920
Grupo Acciona SA	11,370	771,593
Hollysys Automation Technologies Ltd.	76,321	1,439,414
Iberdrola SA	600,691	3,615,492
IDACORP, Inc.	38,644	2,942,741
NHPC Ltd. (a)	944,530	386,023
Portland General Electric Co.	48,321	2,010,154
Wabtec Corp. (b)	30,163	2,553,901
		14,004,238
Solar Energy Generation Equipm - 0.9%
Advanced Energy Industries, Inc. (a)	15,900	877,839
SMA Solar Technology AG (b)	7,304	176,769
		1,054,608
Wind Power Generation Equipmen - 0.4%
China High Speed Transmission Equipment Group Co. Ltd.	319,020	426,923

TOTAL RENEWABLE & ALTERNATIVE ENERGY		19,420,908

Waste Management & Technologies - 3.6%
Recycling and Value Added Wast - 3.6%
Copart, Inc. (a)	34,284	1,876,020
Interface, Inc.	133,623	2,325,040
		4,201,060
Water Infrastructure & Technologies - 2.6%
Water Infrastructure - 2.6%
Crane Co.	41,317	3,036,386
TOTAL COMMON STOCKS
(Cost $99,523,038)		113,015,332

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.39% (c)	3,782,855	3,783,612
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	4,645,721	4,646,650
TOTAL MONEY MARKET FUNDS
(Cost $8,429,219)		8,430,262
TOTAL INVESTMENT PORTFOLIO - 104.5%
(Cost $107,952,257)		121,445,594
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(5,267,055)
NET ASSETS - 100%		$116,178,539

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,513
Fidelity Securities Lending Cash Central Fund	27,732
Total	$38,245

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$113,015,332	$112,344,389	$670,943	$--
Money Market Funds	8,430,262	8,430,262	--	--
Total Investments in Securities:	$121,445,594	$120,774,651	$670,943	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$2,821,069

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $108,138,465. Net unrealized appreciation aggregated $13,307,129, of which $14,941,072 related to appreciated investment securities and $1,633,943 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

November 30, 2016

MED-QTLY-0117
1.810676.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.2%
Health Care REITs - 0.2%
Medical Properties Trust, Inc.	106,400	$1,268,288
Health Care Providers & Services - 94.8%
Health Care Distributors & Services - 8.1%
AmerisourceBergen Corp.	78,800	6,145,612
Cardinal Health, Inc.	200,100	14,209,101
Henry Schein, Inc. (a)	25,700	3,828,272
McKesson Corp.	239,700	34,471,257
		58,654,242
Health Care Facilities - 16.4%
Acadia Healthcare Co., Inc. (a)(b)	247,700	9,415,077
AmSurg Corp. (a)(b)	309,500	21,083,140
Brookdale Senior Living, Inc. (a)	424,200	4,933,446
HCA Holdings, Inc. (a)	468,800	33,233,232
HealthSouth Corp.	228,000	9,500,760
Surgical Care Affiliates, Inc. (a)	226,950	9,543,248
U.S. Physical Therapy, Inc.	100,000	6,400,000
Universal Health Services, Inc. Class B	163,900	20,162,978
VCA, Inc. (a)	85,000	5,321,000
		119,592,881
Health Care Services - 20.2%
American Renal Associates Holdings, Inc.(b)	272,053	6,643,534
Chemed Corp.	20,000	2,979,400
DaVita HealthCare Partners, Inc. (a)	265,500	16,819,425
Diplomat Pharmacy, Inc. (a)	190,100	2,691,816
Envision Healthcare Holdings, Inc. (a)	450,000	10,224,000
Express Scripts Holding Co. (a)	428,500	32,514,580
Laboratory Corp. of America Holdings (a)	264,500	33,287,325
MEDNAX, Inc. (a)	212,300	13,899,281
Premier, Inc. (a)	316,500	9,539,310
Providence Service Corp. (a)	105,000	3,854,550
Quest Diagnostics, Inc.	123,400	10,792,564
Teladoc, Inc. (a)(b)	200,000	3,670,000
		146,915,785
Managed Health Care - 50.1%
Aetna, Inc.	273,600	35,797,824
Anthem, Inc.	359,302	51,211,314
Centene Corp. (a)	101,100	5,826,393
Cigna Corp.	327,000	44,059,980
HealthEquity, Inc. (a)	53,000	2,360,090
Humana, Inc.	210,200	44,696,928
UnitedHealth Group, Inc.	1,143,600	181,054,752
		365,007,281

TOTAL HEALTH CARE PROVIDERS & SERVICES		690,170,189

Pharmaceuticals - 1.0%
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	321,200	7,686,316
Professional Services - 1.1%
Human Resource & Employment Services - 1.1%
WageWorks, Inc. (a)	106,700	7,879,795
TOTAL COMMON STOCKS
(Cost $417,696,615)		707,004,588

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.39% (c)	2,448,696	2,449,186
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	12,914,521	12,917,104
TOTAL MONEY MARKET FUNDS
(Cost $15,364,218)		15,366,290
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $433,060,833)		722,370,878
NET OTHER ASSETS (LIABILITIES) - 0.8%		5,746,020
NET ASSETS - 100%		$728,116,898

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,850
Fidelity Securities Lending Cash Central Fund	379,600
Total	$388,450

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $435,800,106. Net unrealized appreciation aggregated $286,570,772, of which $298,704,496 related to appreciated investment securities and $12,133,724 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017